                       GOLDMAN SACHS MONEY MARKET FUNDS
                            FINANCIAL SQUARE FUNDS
                                  FST SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is a no-load, open-end, management invest-ment company (a "mutual fund") which includes the Financial Square Funds (the "Funds"). This Prospectus relates only to the offering of FST shares of bene-ficial interest ("FST Shares") of the Funds. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Fund's in-vestment adviser. Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The following Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Funds may invest in diversified portfolios of the following types of instruments:

  Financial Square Prime Obligations Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obliga-tions of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign govern-ments, states, municipalities and other entities, and repurchase agreements.

  Financial Square Premium Money Market Fund. Securities of the U.S. Govern-ment, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial pa-per and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agree-ments. In order to obtain a rating from a rating organization, the Fund will observe special investment restrictions.

  Financial Square Treasury Obligations Fund. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Financial Square Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

  Financial Square Government Fund. Securities of the U.S. Government, its agencies, authorities, and instrumentalities, and repurchase agreements relat-ing to such securities.

  Financial Square Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  Financial Square Tax-Free Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is, in the opinion of bond counsel, excluded from gross income for federal income tax purposes and not an item of tax preference under the federal alternative minimum tax.

  Financial Square Municipal Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is, in the opinion of bond counsel, excluded from gross income for federal income tax purposes (but not necessarily exempt from federal alternative minimum tax or state and local taxes).

  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION........... Goldman Sachs Funds--Toll Free:  800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Shares. It should be read and retained for future reference. If you would like more detailed information, the Statement of Addi-tional Information dated September 5, 1997, as revised January 15, 1998, as amended or supplemented from time to time, is available upon request without charge by calling the telephone number listed above or by writing Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is in-corporated by reference into this Prospectus, has been filed with the Securi-ties and Exchange Commission. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Trust.

-------------------------------------------------------------------------------

FST SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT IN-SURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is September 5, 1997,
                         as revised January 15, 1998.

                         SHAREHOLDER AND FUND EXPENSES
                                   FST SHARES

                                             FINANCIAL                                              FINANCIAL FINANCIAL
                        FINANCIAL  FINANCIAL  SQUARE    FINANCIAL   FINANCIAL                        SQUARE    SQUARE
                         SQUARE     SQUARE    PREMIUM    SQUARE      SQUARE    FINANCIAL  FINANCIAL TAX-FREE  MUNICIPAL
                          PRIME      MONEY     MONEY    TREASURY    TREASURY     SQUARE    SQUARE     MONEY     MONEY
                       OBLIGATIONS  MARKET    MARKET   OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL   MARKET    MARKET
                          FUND       FUND      FUND       FUND        FUND        FUND      FUND      FUND      FUND
                       ----------- --------- --------- ----------- ----------- ---------- --------- --------- ---------
SHAREHOLDER
 TRANSACTION EXPENSES
 Maximum Sales Charge
 Imposed on Purchases.    None       None      None       None        None        None      None      None      None
 Sales Charge Imposed
  on Reinvested
  Distributions.......    None       None      None       None        None        None      None      None      None
 Deferred Sales Load
  Imposed on
  Redemptions.........    None       None      None       None        None        None      None      None      None
 Exchange Fee.........    None       None      None       None        None        None      None      None      None
ANNUAL OPERATING
 EXPENSES (1)
 (as a percentage of
  average daily net
  assets)
 Management Fees
  (after
  limitations) (2)....    0.17%      0.17%     0.17%      0.17%       0.17%       0.17%     0.17%     0.17%     0.17%
 Other Expenses (after
  expense limitations)
  (3).................    0.01%      0.01%     0.01%      0.01%       0.01%       0.01%     0.01%     0.01%     0.01%
                          ----       ----      ----       ----        ----        ----      ----      ----      ----
TOTAL OPERATING EX-
 PENSES (4)...........    0.18%      0.18%     0.18%      0.18%       0.18%       0.18%     0.18%     0.18%     0.18%
                          ====       ====      ====       ====        ====        ====      ====      ====      ====

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, as-suming a 5% annual return and redemption at the end of each time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
   Financial Square Prime Obligations Fund.....    $2     $ 6     $10     $23
   Financial Square Money Market Fund..........   $ 2     $ 6     $10     $23
   Financial Square Premium Money Market Fund..   $ 2     $ 6     N/A     N/A
   Financial Square Treasury Obligations Fund..   $ 2     $ 6     $10     $23
   Financial Square Treasury Instruments Fund..   $ 2     $ 6     N/A     N/A
   Financial Square Government Fund............   $ 2     $ 6     $10     $23
   Financial Square Federal Fund...............   $ 2     $ 6     N/A     N/A
   Financial Square Tax-Free Money Market Fund.   $ 2     $ 6     $10     $23
   Financial Square Municipal Money Market
    Fund.......................................   $ 2     $ 6     N/A     N/A

--------
(1) Based on estimated amounts for the current fiscal year for the Financial Square Premium Money Market, Financial Square Treasury Instruments, Finan-cial Square Federal and Financial Square Municipal Money Market Funds.

(2) The Investment Adviser has voluntarily agreed not to impose 0.035% of its management fee for each Fund. Without such limitation, management fees for each Fund would be 0.205%.

(3) The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.01% of a Fund's average daily net assets.

(4) Without the limitations described above, "Other Expenses" and "Total Oper-ating Expenses" of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds for the semiannual period ended June 30, 1997, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Prime Obligations Fund...................    .025%      .23%
   Financial Square Money Market Fund........................    .025%      .23%
   Financial Square Treasury Obligations Fund................    .035%      .24%
   Financial Square Government Fund..........................    .015%      .22%
   Financial Square Tax-Free Money Market Fund...............    .015%      .22%

  In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Financial Square Premium Money Market, Fi-nancial Square Treasury Instruments, Financial Square Federal and Financial Square Municipal Money Market Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Premium Money Market Fund................    .035%      .24%
   Financial Square Treasury Instruments Fund................    .155%      .36%
   Financial Square Federal Fund.............................    .155%      .36%
   Financial Square Municipal Money Market Fund..............    .285%      .49%

  The information set forth in the foregoing table and hypothetical example relates only to FST Shares of the Funds. The Funds also offer FST Preferred Shares, FST Administration Shares and FST Service Shares. The other classes of the Funds are subject to different fees and expenses (which affect perfor-mance) and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicat-ed. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Adviser."

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a share (of the class specified) of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds outstanding during the periods ended on or prior to December 31, 1996 have been audited by Arthur Andersen LLP, independent public accountants, whose report, which appears in the annual report to share-holders of the Funds for the fiscal year ended December 31, 1996 (the "Annual Report") is incorporated by reference into and attached to the Statement of Additional Information. The following data for each of the above referenced Funds along with the Financial Square Treasury Instruments and Financial Square Federal Funds for the period ended June 30, 1997 is unaudited, and de-rived from financial statements included in the semi-annual report to share-holders of the Fund for the period ended June 30, 1997, (the "Semi-Annual Re-port"). The Annual Report and the Semi-Annual Report should be read in con-junction with the financial statements and related notes incorporated by ref-erence and attached to the Statement of Additional Information.

  Financial Square Municipal Money Market and Financial Square Premium Money Market Funds had no operations during the periods shown. Accordingly, there are no selected per share data and ratios presented for these Funds.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                     RATIO OF NET RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             EXPENSES TO   INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT                AVERAGE     INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL         NET      AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
             -------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0267      $  --        $0.0267     $(0.0267)     $1.00     5.53%(b)      0.18%(b)     5.39%(b)
1997-FST Pre-
ferred Shares...     1.00     0.0262         --         0.0262      (0.0262)      1.00     5.42(b)       0.28(b)      5.31(b)
1997-FST Admin-
istration
shares..........     1.00     0.0255         --         0.0255      (0.0255)      1.00     5.27(b)       0.43(b)      5.15(b)
1997-FST Service
shares..........     1.00     0.0243         --         0.0243      (0.0243)      1.00     5.00(b)       0.68(b)      4.90(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.     1.00     0.0529         --         0.0529      (0.0529)      1.00     5.41          0.18         5.29
1996-FST Pre-
ferred
shares(c).......     1.00     0.0346         --         0.0346      (0.0346)      1.00     5.28(b)       0.28(b)      5.19(b)
1996-FST Admin-
istration
shares..........     1.00     0.0506         --         0.0506      (0.0506)      1.00     5.14          0.43         5.06
1996-FST Service
shares..........     1.00     0.0478         --         0.0478      (0.0478)      1.00     4.88          0.68         4.78
1995-FST shares.     1.00     0.0586         --         0.0586      (0.0586)      1.00     6.02          0.18         5.86
1995-FST Admin-
istration
shares..........     1.00     0.0559         --         0.0559      (0.0559)      1.00     5.75          0.43         5.59
1995-FST Service
shares..........     1.00     0.0533         --         0.0533      (0.0533)      1.00     5.49          0.68         5.33
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0401         --         0.0401      (0.0401)      1.00     4.38(b)       0.18(b)      4.38(b)
1994-FST Admin-
istration
shares(d).......     1.00     0.0383         --         0.0383      (0.0383)      1.00     4.12(b)       0.43(b)      4.18(b)
1994-FST Service
shares(d).......     1.00     0.0364         --         0.0364      (0.0364)      1.00     3.86(b)       0.68(b)      3.98(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0311      0.0002        0.0313      (0.0313)      1.00     3.18          0.17         3.11
1994-FST Admin-
istration
shares..........     1.00     0.0286      0.0002        0.0288      (0.0288)      1.00     2.92          0.42         2.86
1994-FST Service
shares..........     1.00     0.0261      0.0002        0.0263      (0.0263)      1.00     2.66          0.67         2.61
1993-FST shares.     1.00     0.0360      0.0007        0.0367      (0.0367)      1.00     3.75          0.18         3.60
1993-FST Admin-
istration
shares(e).......     1.00     0.0068      0.0001        0.0069      (0.0069)      1.00     3.02(b)       0.44(b)      2.96(b)
1993-FST Service
shares..........     1.00     0.0301      0.0007        0.0308      (0.0308)      1.00     3.23          0.68         3.01
1992-FST shares.     1.00     0.0572      0.0002        0.0574      (0.0574)      1.00     5.99          0.18         5.72
1992-FST Service
shares(e).......     1.00     0.0027         --         0.0027      (0.0027)      1.00     4.10(b)       0.66(b)      4.10(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0727         --         0.0727      (0.0727)      1.00     8.27(b)       0.18(b)      8.04(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
             -------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $3,813,081    0.23%(b)      5.34%(b)
1997-FST Pre-
ferred Shares...     240,047    0.33(b)       5.26(b)
1997-FST Admin-
istration
shares..........     295,977    0.48(b)       5.10(b)
1997-FST Service
shares..........     121,165    0.73(b)       4.85(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.   3,901,797    0.23          5.24
1996-FST Pre-
ferred
shares(c).......     127,126    0.33(b)       5.14(b)
1996-FST Admin-
istration
shares..........     215,898    0.48          5.01
1996-FST Service
shares..........     115,154    0.73          4.73
1995-FST shares.   3,295,791    0.22          5.82
1995-FST Admin-
istration
shares..........     147,894    0.47          5.55
1995-FST Service
shares..........      65,278    0.72          5.29
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......   2,774,849    0.24(b)       4.32(b)
1994-FST Admin-
istration
shares(d).......      66,113    0.49(b)       4.12(b)
1994-FST Service
shares(d).......      41,372    0.74(b)       3.92(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.   1,831,413    0.25          3.03
1994-FST Admin-
istration
shares..........      35,250    0.50          2.78
1994-FST Service
shares..........      14,001    0.75          2.53
1993-FST shares.     813,126    0.25          3.53
1993-FST Admin-
istration
shares(e).......       1,124    0.52(b)       2.88(b)
1993-FST Service
shares..........         336    0.75          2.94
1992-FST shares.     917,073    0.27          5.63
1992-FST Service
shares(e).......         118    0.74(b)       4.02(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     578,495    0.28(b)       7.94(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e) FST Administration share and FST Service share activity commenced during November of 1992 and January of 1992, respectively.
(f) Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
----------------------
1997-FST
shares..........    $1.00    $0.0269      $   --       $0.0269     $(0.0269)     $1.00     5.57%(b)      0.18%(b)     5.44%(b)
1997-FST Pre-
ferred Shares...     1.00     0.0264          --        0.0264      (0.0264)      1.00     5.46(b)       0.28(b)      5.36(b)
1997-FST Admin-
istration
shares..........     1.00     0.0257          --        0.0257      (0.0257)      1.00     5.30(b)       0.43(b)      5.18(b)
1997-FST Service
shares..........     1.00     0.0244          --        0.0244      (0.0244)      1.00     5.04(b)       0.68(b)      4.93(b)
FOR THE YEARS ENDED DECEMBER 31,
----------------
1996-FST shares.     1.00     0.0533      0.0001        0.0534      (0.0534)      1.00     5.45          0.18         5.33
1996-FST
Preferred
shares(c).......     1.00     0.0348        --          0.0348      (0.0348)      1.00     5.31(b)       0.28(b)      5.23(b)
1996-FST
Administration
shares..........     1.00     0.0504      0.0001        0.0505      (0.0505)      1.00     5.19          0.43         5.04
1996-FST Service
shares..........     1.00     0.0484        --          0.0484      (0.0484)      1.00     4.93          0.68         4.84
1995-FST shares.     1.00     0.0589        --          0.0589      (0.0589)      1.00     6.07          0.15         5.89
1995-FST
Administration
shares..........     1.00     0.0561        --          0.0561      (0.0561)      1.00     5.80          0.40         5.61
1995-FST Service
shares(d).......     1.00     0.0231        --          0.0231      (0.0231)      1.00     5.41(b)       0.65(b)      4.93(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     1.00     0.0305        --          0.0305      (0.0305)      1.00     4.91(b)       0.11(b)      4.88(b)
1994-FST
Administration
shares(d).......     1.00     0.0298        --          0.0298      (0.0298)      1.00     4.65(b)       0.36(b)      4.82(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
----------------------
1997-FST
shares..........  $3,992,002    0.23%(b)      5.39%(b)
1997-FST Pre-
ferred Shares...      43,759    0.33(b)       5.31(b)
1997-FST Admin-
istration
shares..........     276,152    0.48(b)       5.13(b)
1997-FST Service
shares..........     290,345    0.73(b)       4.88(b)
FOR THE YEARS ENDED DECEMBER 31,
----------------
1996-FST shares.   2,540,366    0.23          5.28
1996-FST
Preferred
shares(c).......      17,510    0.33(b)       5.18(b)
1996-FST
Administration
shares..........     165,766    0.48          4.99
1996-FST Service
shares..........     234,376    0.73          4.79
1995-FST shares.   2,069,197    0.23          5.81
1995-FST
Administration
shares..........     137,412    0.48          5.53
1995-FST Service
shares(d).......       4,219    0.73(b)       4.85(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     862,971    0.25(b)       4.74(b)
1994-FST
Administration
shares(d).......      66,560    0.50(b)       4.68(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST, FST Administration and FST Service share activity commenced May 18, 1994, May 20, 1994 and July 14, 1995, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                      RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                                            RATIO OF NET  INVESTMENT
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM DISTRIBUTIONS   NET ASSET               EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO         VALUE AT      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  END OF PERIOD RETURN(A)      ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0262      $0.0001      $0.0263     $(0.0263)       $1.00       5.43%(b)      0.18%(b)     5.28%(b)
1997-FST Pre-
ferred shares ..     1.00     0.0257       0.0001       0.0258      (0.0258)        1.00       5.32(b)       0.28(b)      5.18(b)
1997-FST Admin-
istration shares
 ................     1.00     0.0249       0.0001       0.0250      (0.0250)        1.00       5.16(b)       0.43(b)      5.03(b)
1997-FST Service
shares .........     1.00     0.0237       0.0001       0.0238      (0.0238)        1.00       4.90(b)       0.68(b)      4.78(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.     1.00     0.0522       0.0003       0.0525      (0.0524)        1.00       5.35          0.18         5.22
1996-FST
Preferred
shares(c).......     1.00     0.0342       0.0001       0.0343      (0.0343)        1.00       5.24(b)       0.28(b)      5.11(b)
1996-FST
Administration
shares..........     1.00     0.0497       0.0002       0.0499      (0.0498)        1.00       5.09          0.43         4.97
1996-FST Service
shares..........     1.00     0.0472       0.0002       0.0474      (0.0474)        1.00       4.83          0.68         4.72
1995-FST shares.     1.00     0.0573       0.0005       0.0578      (0.0578)        1.00       5.96          0.18         5.73
1995-FST
Administration
shares..........     1.00     0.0547       0.0005       0.0552      (0.0552)        1.00       5.69          0.43         5.47
1995-FST Service
shares..........     1.00     0.0521       0.0005       0.0526      (0.0526)        1.00       5.43          0.68         5.21
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0379      (0.0001)      0.0378      (0.0378)        1.00       4.23(b)       0.18(b)      4.13(b)
1994-FST
Administration
shares(d).......     1.00     0.0388      (0.0001)      0.0387      (0.0387)        1.00       3.97(b)       0.43(b)      4.24(b)
1994-FST Service
shares(d).......     1.00     0.0349      (0.0001)      0.0348      (0.0348)        1.00       3.71(b)       0.68(b)      3.82(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0301       0.0007       0.0308      (0.0307)        1.00       3.11          0.17         3.01
1994-FST
Administration
shares..........     1.00     0.0276       0.0006       0.0282      (0.0281)        1.00       2.85          0.42         2.76
1994-FST Service
shares..........     1.00     0.0251       0.0008       0.0259      (0.0256)        1.00       2.60          0.67         2.51
1993-FST shares.     1.00     0.0342       0.0012       0.0354      (0.0355)        1.00       3.69          0.18         3.42
1993-FST
Administration
shares(e) ......     1.00     0.0009        --          0.0009      (0.0009)        1.00       2.83(b)       0.43(b)      2.83(b)
1993-FST Service
shares..........     1.00     0.0296       0.0016       0.0312      (0.0309)        1.00       3.17          0.68         2.96
1992-FST shares.     1.00     0.0549       0.0015       0.0564      (0.0561)        1.00       5.84          0.18         5.49
1992-FST Service
shares(e).......     1.00     0.0113       0.0006       0.0119      (0.0116)        1.00       4.47(b)       0.68(b)      3.77(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0600       0.0006       0.0606      (0.0605)        1.00       8.06(b)       0.21(b)      7.74(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $2,140,063    0.24%(b)      5.22%(b)
1997-FST Pre-
ferred shares ..       2,826    0.34(b)       5.12(b)
1997-FST Admin-
istration shares
 ................     638,287    0.49(b)       4.97(b)
1997-FST Service
shares .........     232,548    0.74(b)       4.72(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.   2,291,051    0.24          5.16
1996-FST
Preferred
shares(c).......      46,637    0.34(b)       5.05(b)
1996-FST
Administration
shares..........     536,895    0.49          4.91
1996-FST Service
shares..........     220,560    0.74          4.66
1995-FST shares.   1,587,715    0.23          5.68
1995-FST
Administration
shares..........     283,186    0.48          5.42
1995-FST Service
shares..........     139,117    0.73          5.16
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     958,196    0.25(b)       4.06(b)
1994-FST
Administration
shares(d).......      82,124    0.50(b)       4.17(b)
1994-FST Service
shares(d).......      81,162    0.75(b)       3.75(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     812,420    0.24          2.94
1994-FST
Administration
shares..........      24,485    0.49          2.69
1994-FST Service
shares..........      35,656    0.74          2.44
1993-FST shares.     776,181    0.26          3.34
1993-FST
Administration
shares(e) ......           1    0.51(b)       2.75(b)
1993-FST Service
shares..........       5,155    0.76          2.88
1992-FST shares.     413,171    0.28          5.39
1992-FST Service
shares(e).......       3,634    0.78(b)       3.67(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     229,988    0.34(b)       7.61(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e) FST Administration and FST Service share activity commenced during January of 1993 and October of 1991, respectively.
(f) Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund
-------------------------------------------------------------------------------


                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)
-----------------------
1997-FST
shares(c).......    $1.00    $ 0.0168     0.0002      $ 0.0170     $(0.0170)     $1.00     5.29%(b)      0.18%(b)     5.12%(b)
1997-FST Pre-
ferred shares
(c).............     1.00      0.0043     0.0002        0.0045      (0.0045)      1.00     5.19(b)       0.28(b)      5.04(b)
1997-FST Admin-
istration shares
(c).............     1.00      0.0122     0.0002        0.0124      (0.0124)      1.00     5.06(b)       0.43(b)      4.89(b)
1997-FST Service
shares (c)......     1.00      0.0150     0.0002        0.0152      (0.0152)      1.00     4.73(b)       0.68(b)      4.63(b)
                               RATIOS ASSUMING NO
                             WAIVER OF FEES AND NO
                              EXPENSE LIMITATIONS
                            -------------------------
                     NET
                  ASSETS AT              RATIO OF NET
                     END     RATIO OF     INVESTMENT
                  OF PERIOD EXPENSES TO   INCOME TO
                     (IN    AVERAGE NET  AVERAGE NET
                   000'S)     ASSETS        ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)
-----------------------
1997-FST
shares(c).......  $237,444     0.36%(b)      4.94%(b)
1997-FST Pre-
ferred shares
(c).............         2     0.46(b)       4.86(b)
1997-FST Admin-
istration shares
(c).............     1,132     0.61(b)       4.71(b)
1997-FST Service
shares (c)......    35,901     0.86(b)       4.45(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Share, FST Preferred Share, FST Administration Share, and FST Service Share activity commenced March 3, 1997, May 30, 1997, April 1, 1997, and March 5, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

-------------------------------------------------------------------------------

                                                INCOME FROM INVESTMENT OPERATIONS
                                             ----------------------------------------

                                   NET ASSET                                 TOTAL
                                   VALUE AT     NET     NET REALIZED GAIN INCOME FROM DISTRIBUTIONS  NET ASSET
                                   BEGINNING INVESTMENT   ON INVESTMENT   INVESTMENT       TO       VALUE AT END   TOTAL
                                   OF PERIOD   INCOME     TRANSACTIONS    OPERATIONS  SHAREHOLDERS   OF PERIOD   RETURN(A)
          ------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST shares......                $1.00    $ 0.0264       $0.0001       $ 0.0265     $(0.0265)      $1.00       5.47%(b)
1997-FST Preferred
shares...............                 1.00      0.0259        0.0001         0.0260      (0.0260)       1.00       5.37(b)
1997-FST Administra-
tion shares..........                 1.00      0.0251        0.0001         0.0252      (0.0252)       1.00       5.21(b)
1997-FST Service
shares...............                 1.00      0.0239        0.0001         0.0240      (0.0240)       1.00       4.95(b)
FOR THE YEARS ENDED
DECEMBER 31,
-------------------
1996-FST shares......                 1.00      0.0525        0.0001         0.0526      (0.0526)       1.00       5.38
1996-FST Preferred
shares(c)............                 1.00      0.0344        0.0001         0.0345      (0.0345)       1.00       5.26(b)
1996-FST Administra-
tion shares..........                 1.00      0.0501        0.0001         0.0502      (0.0502)       1.00       5.12
1996-FST Service
shares...............                 1.00      0.0474        0.0001         0.0475      (0.0475)       1.00       4.86
1995-FST shares......                 1.00      0.0581        0.0001         0.0582      (0.0582)       1.00       6.00
1995-FST Administra-
tion shares..........                 1.00      0.0554        0.0001         0.0555      (0.0555)       1.00       5.74
1995-FST Service
shares(d)............                 1.00      0.0320         --            0.0320      (0.0320)       1.00       5.40(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...                 1.00      0.0424         --            0.0424      (0.0424)       1.00       4.36(b)
1994-FST Administra-
tion shares(e).......                 1.00      0.0426         --            0.0426      (0.0426)       1.00       4.10(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...                 1.00      0.0256        0.0001         0.0257      (0.0257)       1.00       3.14(b)
1993-FST Administra-
tion shares(d).......                 1.00      0.0120        0.0001         0.0121      (0.0121)       1.00       2.87(b)
----


                                                     WAIVER OF FEES AND NO
                                                      EXPENSE LIMITATIONS
                                                     ---------------------

                                              RATIO OF NET                             RATIO OF NET
                              RATIO OF NET     INVESTMENT       NET        RATIO OF     INVESTMENT
                              EXPENSES TO       INCOME TO   ASSETS AT END EXPENSES TO   INCOME TO
                              AVERAGE NET      AVERAGE NET    OF PERIOD   AVERAGE NET   AVERAGE NET
                                ASSETS           ASSETS     (IN 000'S)     ASSETS         ASSETS
---------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

1997-FST shares......            0.18%(b)        5.33%(b)  $1,222,437      0.22%(b)      5.29%(b)
1997-FST Preferred
shares...............            0.28(b)         5.32(b)       48,896      0.32(b)       5.28(b)
1997-FST Administra-
tion shares..........            0.43(b)         5.07(b)      190,742      0.47(b)       5.03(b)
1997-FST Service
shares...............            0.68(b)         4.83(b)      603,520      0.72(b)       4.79(b)
FOR THE YEARS ENDED
DECEMBER 31,
-------------------
1996-FST shares......            0.18            5.25         858,769      0.24          5.19
1996-FST Preferred
shares(c)............            0.28(b)         5.14(b)          112      0.34(b)       5.08(b)
1996-FST Administra-
tion shares..........            0.43            5.01         145,108      0.49          4.95
1996-FST Service
shares...............            0.68            4.74         223,554      0.74          4.68
1995-FST shares......            0.18            5.81         743,884      0.24          5.75
1995-FST Administra-
tion shares..........            0.43            5.54          82,386      0.49          5.48
1995-FST Service
shares(d)............            0.68(b)         5.08(b)       14,508      0.74(b)       5.02(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...            0.15(b)         4.64(b)      258,350      0.25(b)       4.54(b)
1994-FST Administra-
tion shares(e).......            0.40(b)         4.67(b)       54,253      0.50(b)       4.57(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...            0.08(b)         3.10(b)       44,697      0.59(b)       2.59(b)
1993-FST Administra-
tion shares(d).......            0.35(b)         2.85(b)       14,126      0.76(b)       2.44(b)

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced April 6, 1993, September 1, 1993 and May 16, 1995, respectively.
(e) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund
-------------------------------------------------------------------------------


                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
         --------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30,
(UNAUDITED)
-----------------------------
1997-FST
shares(c).......    $1.00    $ 0.0178      --        $ 0.0178     $ (0.0178)    $1.00     5.47%(b)      0.18%(b)     5.36%(b)
1997-FST Pre-
ferred
shares(c).......     1.00      0.0047      --          0.0047       (0.0047)     1.00     5.46(b)       0.28(b)      5.28(b)
1997-FST Admin-
istration
shares(c).......     1.00      0.0128      --          0.0128       (0.0128)     1.00     5.25(b)       0.43(b)      5.17(b)
1997-FST Service
shares(c).......     1.00      0.0131      --          0.0131       (0.0131)     1.00     4.99(b)       0.68(b)      4.90(b)
                              RATIOS ASSUMING NO
                            WAIVER OF FEES AND NO
                    NET      EXPENSE LIMITATIONS
                   ASSETS  -------------------------
                   AT END               RATIO OF NET
                     OF     RATIO OF     INVESTMENT
                   PERIOD  EXPENSES TO   INCOME TO
                    (IN    AVERAGE NET  AVERAGE NET
                   000'S)    ASSETS        ASSETS
         --------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30,
(UNAUDITED)
-----------------------------
1997-FST
shares(c).......  $714,024    0.36%(b)      5.18%(b)
1997-FST Pre-
ferred
shares(c).......         2    0.46(b)       5.10(b)
1997-FST Admin-
istration
shares(c).......   137,933    0.61(b)       4.99(b)
1997-FST Service
shares(c).......   122,323    0.86(b)       4.72(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)  Annualized.
(c) FST share, FST Preferred share, FST Administration share, and FST Service share activity commenced February 28, 1997, May 30, 1997, April 1, 1997 and March 25, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

-------------------------------------------------------------------------------

                                     INCOME FROM INVESTMENT OPERATIONS
                                     ---------------------------------------
                              NET                      NET         TOTAL
                             ASSET     NET          REALIZED      INCOME                     NET ASSET             RATIO OF NET
                           VALUE AT  INVEST-         GAIN ON       FROM        DISTRIBUTIONS VALUE AT              EXPENSES TO
                           BEGINNING   MENT        INVESTMENT   INVESTMENT          TO        END OF     TOTAL     AVERAGE NET
                           OF PERIOD  INCOME      TRANSACTIONS  OPERATIONS     SHAREHOLDERS   PERIOD   RETURN (A)     ASSETS
              -----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........             $1.00   $     0.0170           --   $     0.0170    $(0.0170)     $1.00      3.49%(b)     0.18%(b)
1997-FST Pre-
ferred shares...              1.00         0.0165           --         0.0165     (0.0165)      1.00      3.39(b)      0.28(b)
1997-FST Admin-
istration
shares..........              1.00         0.0158           --         0.0158     (0.0158)      1.00      3.23(b)      0.43(b)
1997-FST Service
shares..........              1.00         0.0146           --         0.0146     (0.0146)      1.00      2.97(b)      0.68(b)
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-FST shares.              1.00         0.0335          --          0.0335     (0.0335)      1.00      3.39         0.18
1996-FST Pre-
ferred
shares(c).......              1.00         0.0218          --          0.0218     (0.0218)      1.00      3.30(b)      0.28(b)
1996-FST Admin-
istration
shares..........              1.00         0.0310          --          0.0310     (0.0310)      1.00      3.13         0.43
1996-FST Service
shares..........              1.00         0.0285          --          0.0285     (0.0285)      1.00      2.88         0.68
1995-FST shares.              1.00         0.0381          --          0.0381     (0.0381)      1.00      3.89         0.14
1995-FST Admin-
istration
shares..........              1.00         0.0354          --          0.0354     (0.0354)      1.00      3.63         0.39
1995-FST Service
shares..........              1.00         0.0332          --          0.0332     (0.0332)      1.00      3.38         0.64
FOR THE PERIOD
ENDED DECEMBER
31,
--------------
1994-FST
shares(d).......              1.00         0.0156          --          0.0156     (0.0156)      1.00      3.41(b)      0.07(b)
1994-FST
Administration shares(d).     1.00         0.0136          --          0.0136     (0.0136)      1.00      3.19(b)      0.32(b)
1994-FST Service
shares(d).......              1.00         0.0091          --          0.0091     (0.0091)      1.00      3.11(b)      0.57(b)
----

                                                   RATIOS ASSUMING NO
                                                 WAIVER OF FEES AND NO
                                                  EXPENSE LIMITATIONS
                                                -------------------------
                        RATIO OF NET    NET                  RATIO OF NET
                         INVESTMENT  ASSETS AT   RATIO OF     INVESTMENT
                         INCOME TO     END OF   EXPENSES TO   INCOME TO
                        AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                           ASSETS    (IN 000'S)   ASSETS        ASSETS
-----------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........            3.46%(b)  $731,783     0.22%(b)      3.42%(b)
1997-FST Pre-
ferred shares...            3.24(b)      5,468     0.32(b)       3.20(b)
1997-FST Admin-
istration
shares..........            3.25(b)     96,496     0.47(b)       3.21(b)
1997-FST Service
shares..........            2.94(b)     27,597     0.72(b)       2.90(b)
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-FST shares.            3.35       440,838     0.23          3.30
1996-FST Pre-
ferred
shares(c).......            3.26(b)     28,731     0.33(b)       3.21(b)
1996-FST Admin-
istration
shares..........            3.10        51,661     0.48          3.05
1996-FST Service
shares..........            2.85        19,855     0.73          2.80
1995-FST shares.            3.81       448,367     0.24          3.71
1995-FST Admin-
istration
shares..........            3.54        20,939     0.49          3.44
1995-FST Service
shares..........            3.32        19,860     0.74          3.22
FOR THE PERIOD
ENDED DECEMBER
31,
--------------
1994-FST
shares(d).......            3.42(b)    183,570     0.31(b)       3.18(b)
1994-FST
Administration shares(d)    3.25(b)      2,042     0.56(b)       3.01(b)
1994-FST Service
shares(d).......            3.32(b)      2,267     0.81(b)       3.08(b)
----


























(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced July 19, 1994, August 1, 1994 and September 23, 1994, respectively.

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Fund is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for Federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be nec-essary so that the investments of the Fund qualify as eligible investments un-der the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. State chartered credit unions should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the law applicable to it.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    TAXABLE FUNDS: Prime Obligations, Money Market, Premium Money Market, Treasury Obligations and Government Funds.

    TAX ADVANTAGED FUNDS: Treasury Instruments and Federal Funds.

    TAX-EXEMPT FUNDS: Tax-Free Money Market and Municipal Money Market Funds.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT FUNDS: To maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing ex-clusively in high quality money market instruments. In order to obtain a rating from a rating organization, the Premium Money Market Fund will ob-serve special investment restrictions. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Treasury Obligations and U.S. Government Securities (each as defined here-in), respectively, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to de-termine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from in-terest on such obligations are exempt from state income taxation in the in-vestor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Fund may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Funds may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO. The Taxable Funds will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Fund may purchase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                           INVESTMENT POLICIES MATRIX

                                                                      SHORT-TERM
                                                                    OBLIGATIONS OF            ASSET-BACKED &   FOREIGN
                       US          US                                CORPORATIONS              RECEIVABLES-  GOVERNMENT
                    TREASURY   GOVERNMENT     BANK      COMMERCIAL    AND OTHER    REPURCHASE     BACKED     OBLIGATIONS
        FUND       OBLIGATIONS SECURITIES  OBLIGATIONS     PAPER       ENTITIES    AGREEMENTS  SECURITIES+      (US$)
------------------------------------------------------------------------------------------------------------------------
Prime Obligations      [_]         [_]         [_]          [_]          [_]           [_]         [_]
                                          U.S. banks                 U.S. entities
                                          only                       only
------------------------------------------------------------------------------------------------------------------------
Money Market           [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
                                          Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
  Premium Money        [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
   Market                                 Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]                                                             [_]
Obligations
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]
Instruments
------------------------------------------------------------------------------------------------------------------------
Government             [_]         [_]                                                 [_]
------------------------------------------------------------------------------------------------------------------------
Federal                [_]         [_]                                             (Does not
                                                                                   intend to
                                                                                   invest)
------------------------------------------------------------------------------------------------------------------------
Tax-Free Money                                              [_]
Market                                                  Tax-exempt
                                                        only
------------------------------------------------------------------------------------------------------------------------
Municipal Money                                             [_]
Market                                                  Tax-exempt
                                                        only

Note:   See "Description of Securities and Investment Techniques" for a de-
       scription of, and certain criteria applicable to, each of these catego-ries of investments.
    + To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.

---------------------------------------------------------------------------------------------------
                                                                      SUMMARY OF
  TAXABLE      TAX-EXEMPT       CREDIT      INVESTMENT    UNRATED    TAXATION FOR
MUNICIPALS     MUNICIPALS     QUALITY****   COMPANIES    SECURITIES DISTRIBUTIONS*  MISCELLANEOUS
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [ ]    Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------
    [_]
                               First          [_]            [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------

                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              generally
                                          in other                  exempt from
                                          investment                state taxation
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]
                               Tier       Up to 10% of              Taxable
                                          total assets              federal and
                                          in other                  state**
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                                                                                   Under
                               First          [_]                   Taxable        extraordinary
                               Tier       Up to 10% of              federal and    circumstances,
                                          total assets              generally      may hold cash,
                                          in other                  exempt from    U.S. Government
                                          investment                state taxation Securities
                                          companies                                subject to state
                                                                                   taxation or cash
                                                                                   equivalents
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May (but does
            At least 80% of    Second     Up to 10% of              federal and    not currently
            net assets in      Tier       total assets              taxable        intend to)
            Municipal                     in other                  state***       invest up to 20%
            Instruments                   investment                               in AMT
            (except in                    companies                                securities and
            extraordinary                                                          may temporarily
            circumstances)                                                         invest in the
                                                                                   taxable money
                                                                                   market
                                                                                   instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May invest up to
            At least 80% of    Second     Up to 10% of              federal and    100% in AMT
            net assets in      Tier       total assets              taxable        securities and
            Municipal                     in other                  state***       may temporarily
            Instruments                   investment                               invest in the
            (except in                    companies                                taxable money
            extraordinary                                                          market
            circumstances)                                                         instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
   ** Taxable in many states except for distributions from U.S. Treasury obli-gation interest income and certain U.S. Government securities interest income.
  *** Taxable except for distributions from interest on obligations of an in-
      vestor's state of residence in certain states.
 **** To the extent permitted by Rule 2a-7, a Fund holding a security fully supported by a guarantee may substitute the credit quality of the guaran-tee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in U.S. Treasury Obliga-tions and the Federal Fund may also invest in certain U.S. Government Securi-ties the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumen-talities of the U.S. Government, including the Federal Home Loan Banks, Fed-eral Farm Credit Banks, Tennessee Valley Authority and the Student Loan Mar-keting Association.

CUSTODIAL RECEIPTS

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (including certificates of deposit, commer-cial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obli-gations may also include debt obligations issued by U.S. subsidiaries of such banks.

  The Money Market and Premium Money Market Funds may also invest in "Foreign Bank Obligations" limited to U.S. dollar-denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the spe-cific obligations or by government regulation.

  The Money Market and Premium Money Market Funds will invest more than 25% of their total assets in bank obligations (whether foreign or domestic), includ-ing bank commercial paper. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Funds may, for defensive purposes, temporarily invest less than 25% of their total assets in bank obligations. As a result, the Funds may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehen-sive regulations which, in the case of U.S. regulations, have undergone sub-stantial changes in the past decade. The enactment of new legislation or regu-lations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included de-regulation of interest rates, increased competition from other types of finan-cial institutions, increased acquisition activity, geographic expansion and, during the late 1980's, an increased number of bank failures. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "Foreign Government Obligations--For-eign Risks" below.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Commercial Paper" (including variable amount master demand notes and asset-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corpora-tions (Money Market and Premium Money Market Funds only), foreign commercial banks (Money Market and Premium Money Market Funds only) or other entities. In addition, the Funds may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaran-teed by U.S. corporations, foreign corporations (Money Market and Premium Money Market Funds only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Asset-Backed and Receivables-Backed Securities" which represent par-ticipations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such as-set pools are securitized through the use of privately-formed trusts or spe-cial purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy is-sued by a financial institution, or other credit enhancements may be present. To the extent consistent with its investment objectives and policies, each of the Prime Obligations, Money Market and Premium Money Market Funds may invest in new types of mortgage-related securities and in other asset-backed securi-ties that may be developed in the future.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market and Premium Money Market Funds may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs. The Money Market and Premium Money Market Funds may not invest more than 25% of their total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS. Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  TYPES OF MUNICIPAL INSTRUMENTS:

                                        TAX-FREE MONEY MARKET AND
                                        MUNICIPAL MONEY MARKET FUNDS
     -------------------------------------------------------------------------
       FIXED RATE NOTES AND SIMILAR     In highest short-term or one of the
       DEBT INSTRUMENTS                 two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       VARIABLE AND FLOATING RATE       In highest short-term or one of the
       DEMAND INSTRUMENTS               two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       TAX-EXEMPT COMMERCIAL PAPER      In highest rating category
     -------------------------------------------------------------------------
       MUNICIPAL BONDS                  In one of the two highest rating
                                        categories
     -------------------------------------------------------------------------
       UNRATED NOTES, PAPER, BONDS AND  Determined to be of comparable quality
       OTHER INSTRUMENTS                by Adviser pursuant to criteria
                                        approved by the Trustees

  As a matter of fundamental policy, at least 80% of each of the Tax-Free Money Market and Municipal Money Market Fund's net assets will ordinarily be invested in Municipal Instruments. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Fund. The Prime Obligations, Money Market and Premium Money Market Funds may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for fed-eral income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at ma-turity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Funds to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When consider-ing whether an obligation meets a Fund's quality standards, the Fund will, to the extent permitted by Rule 2a-7, look to the creditworthiness of the party providing unconditional demand features or other unconditional obligations to support the credit of the issuer of the security. A Fund may consider the ma-turity of a variable or floating rate Municipal Instrument to be shorter than its ultimate stated maturity if the Fund has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate stated maturity, subject to the conditions for using amortized cost valuation under the Investment Company Act. A Fund may purchase such variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Funds (other than the Treasury Obliga-tions, Treasury Instruments, Government and Federal Funds) may invest in in-dustrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to shareholders un-der the federal alternative minimum tax. See "Taxes" and "Distributions." Mu-nicipal Fund may invest up to 100% of its assets in private activity bonds. Tax-Free Fund does not currently intend to invest in such bonds. If Tax-Free Fund's policy not to invest in private activity bonds should change in the fu-ture, shareholders would be notified and such investments would not exceed 20% of Tax-Free Fund's net assets.

  OTHER POLICIES. Ordinarily the Tax-Exempt Funds expect that 100% of their portfolio securities will be Municipal Instruments. However, the Funds may hold cash or invest in short-term taxable securities as set forth above. Such Funds may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, busi-ness or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Funds may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facili-ties, (b) Municipal Instruments whose issuers are in the same state or (c) in-dustrial development obligations. Concentration of a Fund's investments in these Municipal Instruments will subject the Fund, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding Prime Obligations Fund) which have a branch, agency or subsidiary in the United States. In addition, these Funds may ac-quire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Fund (other than the Treasury Obligations, Treasury Instru-ments, Government and Federal Funds) may acquire the right to sell the secu-rity to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Fund (other than the Treasury Instruments Fund) may only enter into re-purchase agreements with primary dealers in U.S. Government Securities. A re-purchase agreement is an agreement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the dif-ference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or sub-custodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or prin-cipal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agree-ment, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Fund will be taxable to its shareholders. In addition, each Fund, together with other registered investment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint ac-count, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until three days prior to settle-ment date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the for-ward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Al-though a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Fund's investments in securities of other investment companies will be subject to the limitations on such invest-ments prescribed by the Investment Company Act. These limits include a prohi-bition on any Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Fund's to-tal assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Fund will indi-rectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the acquiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT FUNDS. Each Fund will comply with the conditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those condi-tions relating to maturity, diversification and credit quality. These operat-ing policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. Treasury Obligations Fund's policy of limiting its in-vestments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment objectives and policies not specifically des-ignated as fundamental are non-fundamental and may be changed without share-holder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific re-stricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will care-fully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buy-ers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Funds. Goldman Sachs registered as an investment adviser in 1981. As of November 21, 1997, Goldman Sachs, together with its affiliates, acted as investment adviser or distributor for approximately $133.6 billion in assets.

  As of November 29, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $152 billion and partners' capital of $5.3 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable and Tax-Advantaged Fund may enter into principal transactions in certain taxable money market instruments, in-cluding repurchase agreements, with Goldman Sachs.

  Under the Management Agreement, GSAM continually manages each Fund, includ-ing the purchase, retention and disposition of its securities and other as-sets. In addition, GSAM administers each Fund's business affairs and performs various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Trustees and each Fund's investment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                                                    FISCAL YEAR
                                                                       ENDED
                                                        CONTRACTUAL DECEMBER 31,
                                                           RATE         1996
                                                        ----------- ------------
Financial Square Prime Obligations Fund................    .205%        .17%
Financial Square Money Market Fund.....................    .205%        .17%
Financial Square Premium Money Market Fund.............    .205%         N/A*
Financial Square Treasury Obligations Fund.............    .205%        .17%
Financial Square Treasury Instruments Fund.............    .205%         N/A*
Financial Square Government Fund.......................    .205%        .17%
Financial Square Federal Fund..........................    .205%         N/A*
Financial Square Tax Free Money Market Fund............    .205%        .17%
Financial Square Municipal Money Market Fund...........    .205%         N/A*

* As of December 31, 1996, the Premium Money Market Fund, Treasury Instruments Fund, Federal Fund and Municipal Money Market Fund had not commenced opera-tions.

  A Management Agreement combining both advisory and administrative services was adopted effective April 30, 1997. The contractual rate set forth in the table is the rate payable under the Management Agreement and is identical to the aggregate advisory and administration fees payable by each Fund under the previously separate investment advisory and administration agreements. For the fiscal year ended December 31, 1996, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated fees and the actual fees paid by the Funds reflects the fact that the Investment Adviser did not charge the full amount of the fees to which it would have been entitled.

  GSAM has agreed not to impose a portion of its management fee and/or to re-duce or otherwise limit the total operating expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses). GSAM has no current intention to but may in the future discontinue or modify any of such reductions or limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds in order to increase the assets of the Funds. In-creasing the Fund's assets may enhance investment flexibility and diversifica-tion. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Funds and other shareholders in deciding whether to redeem its shares.

                                     TAXES

  Each Fund is treated as a separate entity for federal tax purposes. The Treasury Instruments and Federal Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to continue to qualify for such treatment under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Fund must satisfy certain requirements relating to the sources of its in-come, diversification of its assets and distribution of its income to share-holders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with cer-tain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any "exempt-interest dividends" paid by the Tax-Exempt Funds, as described below. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. These tax consequences will apply to distributions of any Fund regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions of Municipal Fund that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Funds intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in shareholders' fed-eral gross income. Dividends paid by these Funds from interest on tax-exempt obligations and properly designated by the Funds as exempt-interest dividends, including dividends attributable to exempt-interest dividends received by a Fund from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax, and the extent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain indus-trial development or private activity bonds should consult their own tax ad-visers before purchasing shares of these Funds. Interest incurred to purchase or carry shares of these Funds will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Funds.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  If a Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim for-eign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption is generally available to the extent a Fund's distributions are derived from in-terest on (or, in the case of intangible property taxes, the value of its as-sets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a po-litical subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund (other than the Government, Treasury Obli-gations and Premium Money Market Funds) is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. The net asset value of Government, Treasury Obli-gations and Premium Money Market Funds is determined as of 5:00 p.m. New York time on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attribut-able to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when The Bond Market Association ("BMA") recommends that the securities markets close early, the Treasury In-struments, Federal and Premium Money Market Funds will cease, and each other Fund reserves the right to cease, accepting purchase and redemption orders for same Business Day credit at the time BMA recommends that the securities mar-kets close. On days any Fund closes early, purchase and redemption orders re-ceived after the BMA recommended closing time will be credited to the next Business Day. In addition, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Fund seeks to maintain a net asset value of $1.00 per share. In this connection, each Fund values its portfolio securities on the basis of amor-tized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For a more complete description of the amortized cost valuation method and its effect on existing and prospec-tive shareholders, see the Statement of Additional Information. There can be no assurance that a Fund will be able at all times to maintain a net asset value per share of $1.00.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield, effective yield and average annual total return. Average annual total return is determined by com-puting the average annual percentage change in value of $1,000 invested at the maximum public offering price for a specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may furnish total return calcula-tions based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. The yield of a Fund refers to the income generated by an investment in that Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Funds and the Federal and Treasury Instruments Funds may each also quote tax-equivalent yield. Each Fund's tax-equivalent yield is calcu-lated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's total return, yield, effective yield or tax-equiva-lent yield may be in any future period. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of shares in existence. Because each such class of shares is subject to different expenses, the total return and net yield of such classes of a Fund for the same period may differ. See "Organiza-tion and Shares of the Trust" below.

                     ORGANIZATION AND SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly se-ries of Goldman Sachs Money Market Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have au-thority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by share-holders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes. (Institutions that provide services to holders of FST Pre-ferred Shares, FST Administration Shares or FST Service Shares are referred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  Shares of a Fund will be voted seperately by Fund with respect to matters pertaining to that Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of each Fund are re-quired to approve the adoption of any management agreement relating to that Fund and any changes in fundamental investment restrictions or policies of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund.

  As of August 8, 1997, Harris Trust & Savings Bank, 200 W. Monroe St. Fl 12, Chicago, IL 60606, owned of record 35.04% of the outstanding shares of Trea-sury Instruments Fund and National City Bank, P.O. Box 5756, Cleveland, OH 44101-0756, owned of record 32.86% of the outstanding shares of Premium Money Market Fund.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Investment Company Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

                              PURCHASE OF SHARES

  FST Shares of a Fund may be purchased on any Business Day at the net asset value next determined after receipt of a purchase order in the manner set forth below, and provided that The Northern Trust Company ("Northern"), Chica-go, Illinois, the sub-custodian for State Street Bank and Trust Company ("State Street"), receives the purchase amount in federal funds on the same Business Day. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to Northern.

  Purchases of FST Shares may also be made by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Fund and drawn on a U.S. bank to Goldman Sachs, Atten-tion: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of receipt and that checks will be con-verted to federal funds within two Business Days after receipt. FST Shares purchased by check may not be redeemed until the check has cleared, as de-scribed under "Redemption of Shares."

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the pur-chase amount in federal funds. It is expected that ACH transfers will ordinar-ily be converted to federal funds on the Business Day following receipt of the ACH transfer.

  FST Shares of each Fund are deemed to have been purchased when an order be-comes effective and are entitled to dividends on FST Shares purchased as fol-lows:

-------------------------------------------------------------------------------

   IF ORDER IS RECEIVED BY GOLDMAN SACHS                  DIVIDENDS BEGIN
   -------------------------------------                  ---------------
   (1)      Taxable and Tax-Advantaged Funds (except
            Government, Treasury Obligations and Premium
            Money Market Funds)
   By:3:00 p.m.--N.Y. time                                Same Business Day
---------------------------------------------------------------------------
   After:3:00 p.m.--N.Y. time                             Next Business Day
---------------------------------------------------------------------------
   (2)      Government, Treasury Obligations and
            Premium Money Market Funds
   By:5:00 p.m.--N.Y. time                                Same Business Day
---------------------------------------------------------------------------
   After:5:00 p.m.--N.Y. time                             Next Business Day
---------------------------------------------------------------------------
   (3)      Municipal Fund
   By:1:00 p.m.- N.Y. time                                Same Business Day
---------------------------------------------------------------------------
   After:1:00 p.m.- N.Y. time                             Next Business Day
---------------------------------------------------------------------------
   (4)      Tax-Free Money Market Fund
   By:2:00 p.m.- N.Y. time                                Same Business Day
---------------------------------------------------------------------------
   After:2:00 p.m.- N.Y. time                             Next Business Day
---------------------------------------------------------------------------

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Shares of the Funds are purchased at the net asset value per share with-out the imposition of a sales charge. However, banks, trust companies or other institutions through which investors acquire FST Shares may impose charges in connection with transactions in such Shares.

  Goldman Sachs, as each Fund's transfer agent, will maintain a complete rec-ord of transactions and FST Shares held in each shareholder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

INITIAL PURCHASES

  The minimum initial investment requirement is $10 million, which may be al-located among the Funds. The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. Before or immediately after plac-ing an initial purchase order, investors should complete and send to Goldman Sachs the Account Information Form included at the end of this Prospectus.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Shares should be accompanied by information identifying the account and the Fund in which FST Shares are to be purchased.

ADDITIONAL INFORMATION

  Normally purchase, exchange and redemption orders will not be effective un-til received by Goldman Sachs. The Trust may, however, authorize certain in-stitutions (including banks, trust companies, brokers and investment advisers) that provide recordkeeping, reporting and processing services to their custom-ers to accept on the Trust's behalf orders placed by or on behalf of such cus-tomers and, if approved by the Trust, to designate other intermediaries to ac-cept such orders. In these cases, a Fund will be deemed to have received an order in proper form by or on behalf of a customer when the order is accepted by the authorized institution or intermediary on a Business Day, and the order will be priced at a Fund's net asset value per share next determined after such acceptance. The institution or intermediary will be responsible for transmitting accepted orders to the Trust within the period agreed upon by them. A customer should contact its institution to learn whether it is autho-rized to accept orders for the Trust. Such institutions may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to the Funds' institutional shares. These payments may be in addition to other servicing and/or sub-transfer agency payments borne by the Funds and their share classes.

  The Investment Adviser, Distributor, and/or their affiliates may pay compen-sation, from time to time, out of their assets and not as an additional charge to the Funds, to selected institutions (including banks, trust companies, bro-kers and investment advisers) and other persons in connection with the sale and/or servicing of Shares of the Funds and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time clients' assets have remained in the Trust), and subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and edu-cational information and related support materials. This additional compensation can vary among institutions depending upon such fac-tors as the amounts their clients have invested (or may invest) in particular portfolios of the Trust, the particular program involved, or the amount of re-imbursable expenses.

                            REPORTS TO SHAREHOLDERS

  FST Shareholders of each Fund will receive an annual report containing au-dited financial statements and a semiannual report. Each FST Shareholder will also be furnished with an individual monthly statement. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by a Fund are also reflected in regular statements issued by Goldman Sachs. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. FST Shareholders with in-quiries regarding a Fund may call Goldman Sachs at 800-621-2550 (8:00 a.m. to 6:30 p.m. New York time) or write Goldman Sachs at the address shown under "The Distributor and Transfer Agent."

SUB-ACCOUNTING SERVICES

  The Trust has designed special procedures to assist banks and other institu-tional investors desiring to establish multiple accounts (master accounts and their sub-accounts). Sub-accounts may be established with registration by name and/or number. Institutions will not normally be charged for this service un-less otherwise agreed upon. Upon request, master accounts will be provided with a monthly summary report which sets forth in order by account number (or name) the share balance at month-end and the monthly income together with the total share balance and monthly income for the master account.

  To assist banks and other institutional investors performing their own sub-accounting, each Fund's daily income per share, calculated to nine decimal places, and its annualized yield are normally available by 4:00 p.m. New York time.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (as of 4:00 p.m. New York time for each Fund other than the Gov-ernment, Treasury Obligations and Premium Money Market Funds and as of 5:00 p.m. New York time for the Government, Treasury Obligations and Premium Money Market Funds) as a dividend and distributed to FST Shareholders monthly. Dis-tributions will be made in additional FST Shares of the same Fund or, at the election of FST Shareholders, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in the Fund's daily distributions. Each Fund may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains real-ized on the disposition of securities during the months of November and Decem-ber may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The income declared as a dividend for the Treasury Obligations, Government and Premium Money Market Funds is based on estimates of net investment income for each Fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

  A Fund's net investment income consists of the excess of (i) accrued interest or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, including a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Shares of each Fund may be exchanged for shares of the corresponding class of any Fund or Portfolio of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form included at the end of this Prospectus, by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are registered in the Fund from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  FST Shareholders may redeem FST Shares of a Fund without charge upon request on any Business Day at the net asset value next determined after receipt of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs,
Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The letter of instruction must specify the number of FST Shares of the particular Fund to be redeemed, the account number, payment instructions and the exact registration on the account. Signatures must be guaranteed in accordance with the procedures set forth below, if the proceeds are to be paid to other than pre-established instructions on file with the Fund. A FST Shareholder may request redemptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form included at the end of this Prospectus. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implement-ed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by tele-phone. A redemption may also be made with respect to certain Funds by means of the check redemption privilege described in the Statement of Additional Infor-mation. Goldman Sachs reserves the right to redeem accounts with balances be-low $500.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs. The payment of redemption proceeds for FST Shares recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the bank account designated on the FST Shareholder's Account Information Form, un-less payment by check has been requested.

-------------------------------------------------------------------------------

REDEMPTION REQUEST RECEIVED       REDEMPTION PROCEEDS
     BY GOLDMAN SACHS                 ORDINARILY                       DIVIDENDS
---------------------------       -------------------                  ---------

   (1)   Taxable and Tax-Advantaged Funds (except
         Government, Treasury Obligations and Pre-
         mium Money Market Funds)
By: 3:00 p.m.--N.Y. time     Wired Same Business Day       Not earned on Day request is
                                                           received
--------------------------------------------------------------------------------------------
After: 3:00 p.m.--N.Y.
 time                        Wired Next Business Day       Earned on Day request is received
--------------------------------------------------------------------------------------------
   (2)   Government and Treasury Obliga-
         tions and Premium Money Market
         Funds

By: 5:00 p.m.--N.Y. time     Wired Same Business Day       Not earned on Day request is
                                                           received
--------------------------------------------------------------------------------------------
After: 5:00 p.m.--N.Y.
 time                        Wired Next Business Day       Earned on Day request is received
--------------------------------------------------------------------------------------------
   (3) Municipal Fund
By: 12:00 noon--N.Y.
 time                        Wired Same Business Day         Not earned on Day request is
                                                             received
--------------------------------------------------------------------------------------------
After: 12:00 noon--N.Y.
 time                        Wired Next Business Day         Earned on Day request is
                                                             received
--------------------------------------------------------------------------------------------
   (4) Tax-Free Money Market Fund
By: 1:00 p.m.--N.Y. time     Wired Same Business Day         Not earned on Day request is
                                                             received
--------------------------------------------------------------------------------------------
After: 1:00 p.m.--N.Y.
 time                        Wired Next Business Day         Earned on Day request is
                                                             received
--------------------------------------------------------------------------------------------

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the Account In-formation Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after receipt of a properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermediaries or the FST Shareholder's bank in the transfer process. If a problem with such performance arises, the FST Share-holder should deal directly with such intermediaries or bank.

  An FST Shareholder may change the bank designated to receive redemption pro-ceeds by providing a written notice to Goldman Sachs which has been signed by the FST Shareholder or its authorized representative. This signature must be guaranteed by a bank, a securities broker or dealer, a credit union having au-thority to issue signature guarantees, a savings and loan association, a building and loan as-sociation, a cooperative bank, a federal savings bank or association, a na-tional securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by Goldman Sachs. Goldman Sachs may also require additional documentation in con-nection with a request to change the designated bank.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $10 million is required to remain a FST Share-holder. The Trust and Goldman Sachs each reserves the right to waive the mini-mum account balance. The Trust also reserves the right to redeem shares of a shareholder account if the balance is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such shareholders whose FST Shares are to be redeemed to allow them to purchase sufficient addi-tional FST Shares to avoid such redemption.

                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securi-ties and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a com-pleted Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to non-resident alien withhold-ing of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
FST SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................   2
Financial Highlights.......................................................   4
An Introduction to the Funds...............................................  12
Investment Policies Matrix.................................................  14
Description of Securities and Investment Techniques........................  16
Investment Limitations.....................................................  21
Management.................................................................  22
Taxes......................................................................  24
Net Asset Value............................................................  25
Yield Information..........................................................  25
Organization and Shares of the Trust.......................................  26
Purchase of Shares.........................................................  27
Reports to Shareholders....................................................  29
Distributions..............................................................  29
Exchanges..................................................................  30
Redemption of Shares.......................................................  30
Appendix................................................................... A-1
Account Information Form



FSPROINSTMM
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET FUNDS

                            FINANCIAL SQUARE FUNDS

                                  FST SHARES


                                  -----------

                                  PROSPECTUS

                                  -----------

                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET FUNDS
                            FINANCIAL SQUARE FUNDS
                             FST PREFERRED SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is a no-load, open-end, management invest-ment company (a "mutual fund") which includes the Financial Square Funds (the "Funds"). This Prospectus relates only to the offering of FST Preferred shares of beneficial interest ("FST Preferred Shares") of the Funds. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Fund's investment adviser. Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The following Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Funds may invest in diversified portfolios of the following types of instruments:

  Financial Square Prime Obligations Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obliga-tions of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign govern-ments, states, municipalities and other entities, and repurchase agreements.

  Financial Square Premium Money Market Fund. Securities of the U.S. Govern-ment, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial pa-per and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agree-ments. In order to obtain a rating from a rating organization, the Fund will observe special investment restrictions.

  Financial Square Treasury Obligations Fund. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Financial Square Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

  Financial Square Government Fund. Securities of the U.S. Government, its agencies, authorities, and instrumentalities, and repurchase agreements relat-ing to such securities.

  Financial Square Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  Financial Square Tax-Free Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is, in the opinion of bond counsel, excluded from gross income for federal income tax purposes and not an item of tax preference under the federal alternative minimum tax.

  Financial Square Municipal Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is, in the opinion of bond counsel, excluded from gross income for federal income tax purposes (but not necessarily exempt from federal alternative minimum tax or state and local taxes).

  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION..............Goldman Sachs Funds-Toll Free: 800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Preferred Shares. It should be read and retained for future reference. If you would like more detailed information, the State-ment of Additional Information dated September 5, 1997, as revised January 15, 1998, as amended or supplemented from time to time, is available upon request without charge from Service Organizations, as defined herein, or by calling the telephone number listed above or by writing Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by ref-erence into this Prospectus, has been filed with the Securities and Exchange Commission. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Addi-tional Information and other information regarding the Trust.

-------------------------------------------------------------------------------

FST PREFERRED SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUAR-ANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RE-SERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is September 5, 1997,
                         as revised January 15, 1998.

                         SHAREHOLDER AND FUND EXPENSES
                              FST PREFERRED SHARES

                                                     FINANCIAL                                              FINANCIAL FINANCIAL
                                FINANCIAL  FINANCIAL  SQUARE    FINANCIAL   FINANCIAL                        SQUARE    SQUARE
                                 SQUARE     SQUARE    PREMIUM    SQUARE      SQUARE    FINANCIAL  FINANCIAL TAX-FREE  MUNICIPAL
                                  PRIME      MONEY     MONEY    TREASURY    TREASURY     SQUARE    SQUARE     MONEY     MONEY
                               OBLIGATIONS  MARKET    MARKET   OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL   MARKET    MARKET
                                  FUND       FUND      FUND       FUND        FUND        FUND      FUND      FUND      FUND
                               ----------- --------- --------- ----------- ----------- ---------- --------- --------- ---------
SHAREHOLDER TRANSAC-
 TION EXPENSES
 Maximum Sales Charge
  Imposed on
  Purchases...........            None       None      None       None        None        None      None      None      None
 Sales Charge Imposed
  on Reinvested
  Distributions.......            None       None      None       None        None        None      None      None      None
 Deferred Sales Load
  Imposed on
  Redemptions.........            None       None      None       None        None        None      None      None      None
 Exchange Fee.........            None       None      None       None        None        None      None      None      None
ANNUAL OPERATING EXPENSES (1)
 (as a percentage of
 average daily net
 assets)
 Management Fees
  (after
  limitations) (2)....            0.17%      0.17%     0.17%      0.17%       0.17%       0.17%     0.17%     0.17%     0.17%
 Other Expenses
  Preferred Adminis-
   tration Fees.......            0.10%      0.10%     0.10%      0.10%       0.10%       0.10%     0.10%     0.10%     0.10%
  Other Expenses
   (after expense
   limitation) (3)....            0.01%      0.01%     0.01%      0.01%       0.01%       0.01%     0.01%     0.01%     0.01%
                                  ----       ----      ----       ----        ----        ----      ----      ----      ----
TOTAL OPERATING
 EXPENSES (4).........            0.28%      0.28%     0.28%      0.28%       0.28%       0.28%     0.28%     0.28%     0.28%
                                  ====       ====      ====       ====        ====        ====      ====      ====      ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, as-suming a 5% annual return and redemption at the end of each time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
     Financial Square Prime Obligations Fund...  $ 3      $9     $16     $36
     Financial Square Money Market Fund........  $ 3     $ 9     $16     $36
     Financial Square Premium Money Market
      Fund.....................................  $ 3     $ 9     N/A     N/A
     Financial Square Treasury Obligations
      Fund.....................................  $ 3     $ 9     $16     $36
     Financial Square Treasury Instruments
      Fund.....................................  $ 3     $ 9     N/A     N/A
     Financial Square Government Fund..........  $ 3     $ 9     $16     $36
     Financial Square Federal Fund.............  $ 3     $ 9     N/A     N/A
     Financial Square Tax-Free Money Market
      Fund.....................................  $ 3     $ 9     $16     $36
     Financial Square Municipal Money Market
      Fund.....................................  $ 3     $ 9     N/A     N/A

--------
(1) Based on estimated amounts for the current fiscal year for the Financial Square Premium Money Market, Financial Square Treasury Instruments, Finan-cial Square Federal and Financial Square Municipal Money Market Funds.

(2) The Investment Adviser has voluntarily agreed not to impose 0.035% of its management fee for each Fund. Without such limitation, management fees for each Fund would be 0.205%.

(3) The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, fees payable to Service Organi-zations, as defined herein, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) to the extent such ex-penses exceed 0.01% of a Fund's average daily net assets.

(4) Without the limitations described above, "Other Expenses" and "Total Oper-ating Expenses" of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds for the semiannual period ended June 30, 1997, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Prime Obligations Fund...................    .025%      .33%
   Financial Square Money Market Fund........................    .025%      .33%
   Financial Square Treasury Obligations Fund................    .035%      .34%
   Financial Square Government Fund..........................    .015%      .32%
   Financial Square Tax-Free Money Market Fund...............    .015%      .32%

  In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Financial Square Premium Money Market, Fi-nancial Square Treasury Instruments, Financial Square Federal and Financial Square Municipal Money Market Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Premium Money Market Fund................    .035%      .34%
   Financial Square Treasury Instruments Fund................    .155%      .46%
   Financial Square Federal Fund.............................    .155%      .46%
   Financial Square Municipal Money Market Fund..............    .285%      .59%

  The information set forth in the foregoing table and hypothetical example relates only to FST Preferred Shares of the Funds. The Funds also offer FST Shares, FST Administration Shares and FST Service Shares. The other classes of the Funds are subject to different fees and expenses (which affect perfor-mance) and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  Service Organizations may charge other fees to their customers who are the beneficial owners of FST Preferred Shares in connection with their customers' accounts. See "Administration." Such fees, if any, may affect the return such customers realize with respect to their investments.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicat-ed. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Adviser."

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a share (of the class specified) of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds outstanding during the periods ended on or prior to December 31, 1996 have been audited by Arthur Andersen LLP, independent public accountants, whose report, which appears in the annual report to share-holders of the Funds for the fiscal year ended December 31, 1996 (the "Annual Report") is incorporated by reference into and attached to the Statement of Additional Information. The following data for each of the above referenced Funds along with the Financial Square Treasury Instruments and Financial Square Federal Funds for the period ended June 30, 1997 is unaudited, and de-rived from financial statements included in the semi-annual report to share-holders of the Fund for the period ended June 30, 1997, (the "Semi-Annual Re-port"). The Annual Report and the Semi-Annual Report should be read in con-junction with the financial statements and related notes incorporated by ref-erence and attached to the Statement of Additional Information.

  Financial Square Municipal Money Market and Financial Square Premium Money Market Funds had no operations during the periods shown. Accordingly, there are no selected per share data and ratios presented for these Funds.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                     RATIO OF NET RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             EXPENSES TO   INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT                AVERAGE     INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL         NET      AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
             -------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0267      $  --        $0.0267     $(0.0267)     $1.00     5.53%(b)      0.18%(b)     5.39%(b)
1997-FST Pre-
ferred Shares...     1.00     0.0262         --         0.0262      (0.0262)      1.00     5.42(b)       0.28(b)      5.31(b)
1997-FST Admin-
istration
shares..........     1.00     0.0255         --         0.0255      (0.0255)      1.00     5.27(b)       0.43(b)      5.15(b)
1997-FST Service
shares..........     1.00     0.0243         --         0.0243      (0.0243)      1.00     5.00(b)       0.68(b)      4.90(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.     1.00     0.0529         --         0.0529      (0.0529)      1.00     5.41          0.18         5.29
1996-FST Pre-
ferred
shares(c).......     1.00     0.0346         --         0.0346      (0.0346)      1.00     5.28(b)       0.28(b)      5.19(b)
1996-FST Admin-
istration
shares..........     1.00     0.0506         --         0.0506      (0.0506)      1.00     5.14          0.43         5.06
1996-FST Service
shares..........     1.00     0.0478         --         0.0478      (0.0478)      1.00     4.88          0.68         4.78
1995-FST shares.     1.00     0.0586         --         0.0586      (0.0586)      1.00     6.02          0.18         5.86
1995-FST Admin-
istration
shares..........     1.00     0.0559         --         0.0559      (0.0559)      1.00     5.75          0.43         5.59
1995-FST Service
shares..........     1.00     0.0533         --         0.0533      (0.0533)      1.00     5.49          0.68         5.33
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0401         --         0.0401      (0.0401)      1.00     4.38(b)       0.18(b)      4.38(b)
1994-FST Admin-
istration
shares(d).......     1.00     0.0383         --         0.0383      (0.0383)      1.00     4.12(b)       0.43(b)      4.18(b)
1994-FST Service
shares(d).......     1.00     0.0364         --         0.0364      (0.0364)      1.00     3.86(b)       0.68(b)      3.98(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0311      0.0002        0.0313      (0.0313)      1.00     3.18          0.17         3.11
1994-FST Admin-
istration
shares..........     1.00     0.0286      0.0002        0.0288      (0.0288)      1.00     2.92          0.42         2.86
1994-FST Service
shares..........     1.00     0.0261      0.0002        0.0263      (0.0263)      1.00     2.66          0.67         2.61
1993-FST shares.     1.00     0.0360      0.0007        0.0367      (0.0367)      1.00     3.75          0.18         3.60
1993-FST Admin-
istration
shares(e).......     1.00     0.0068      0.0001        0.0069      (0.0069)      1.00     3.02(b)       0.44(b)      2.96(b)
1993-FST Service
shares..........     1.00     0.0301      0.0007        0.0308      (0.0308)      1.00     3.23          0.68         3.01
1992-FST shares.     1.00     0.0572      0.0002        0.0574      (0.0574)      1.00     5.99          0.18         5.72
1992-FST Service
shares(e).......     1.00     0.0027         --         0.0027      (0.0027)      1.00     4.10(b)       0.66(b)      4.10(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0727         --         0.0727      (0.0727)      1.00     8.27(b)       0.18(b)      8.04(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
             -------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $3,813,081    0.23%(b)      5.34%(b)
1997-FST Pre-
ferred Shares...     240,047    0.33(b)       5.26(b)
1997-FST Admin-
istration
shares..........     295,977    0.48(b)       5.10(b)
1997-FST Service
shares..........     121,165    0.73(b)       4.85(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.   3,901,797    0.23          5.24
1996-FST Pre-
ferred
shares(c).......     127,126    0.33(b)       5.14(b)
1996-FST Admin-
istration
shares..........     215,898    0.48          5.01
1996-FST Service
shares..........     115,154    0.73          4.73
1995-FST shares.   3,295,791    0.22          5.82
1995-FST Admin-
istration
shares..........     147,894    0.47          5.55
1995-FST Service
shares..........      65,278    0.72          5.29
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......   2,774,849    0.24(b)       4.32(b)
1994-FST Admin-
istration
shares(d).......      66,113    0.49(b)       4.12(b)
1994-FST Service
shares(d).......      41,372    0.74(b)       3.92(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.   1,831,413    0.25          3.03
1994-FST Admin-
istration
shares..........      35,250    0.50          2.78
1994-FST Service
shares..........      14,001    0.75          2.53
1993-FST shares.     813,126    0.25          3.53
1993-FST Admin-
istration
shares(e).......       1,124    0.52(b)       2.88(b)
1993-FST Service
shares..........         336    0.75          2.94
1992-FST shares.     917,073    0.27          5.63
1992-FST Service
shares(e).......         118    0.74(b)       4.02(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     578,495    0.28(b)       7.94(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e) FST Administration share and FST Service share activity commenced during November of 1992 and January of 1992, respectively.
(f) Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
----------------------
1997-FST
shares..........    $1.00    $0.0269      $   --       $0.0269     $(0.0269)     $1.00     5.57%(b)      0.18%(b)     5.44%(b)
1997-FST Pre-
ferred Shares...     1.00     0.0264          --        0.0264      (0.0264)      1.00     5.46(b)       0.28(b)      5.36(b)
1997-FST Admin-
istration
shares..........     1.00     0.0257          --        0.0257      (0.0257)      1.00     5.30(b)       0.43(b)      5.18(b)
1997-FST Service
shares..........     1.00     0.0244          --        0.0244      (0.0244)      1.00     5.04(b)       0.68(b)      4.93(b)
FOR THE YEARS ENDED DECEMBER 31,
----------------
1996-FST shares.     1.00     0.0533      0.0001        0.0534      (0.0534)      1.00     5.45          0.18         5.33
1996-FST
Preferred
shares(c).......     1.00     0.0348        --          0.0348      (0.0348)      1.00     5.31(b)       0.28(b)      5.23(b)
1996-FST
Administration
shares..........     1.00     0.0504      0.0001        0.0505      (0.0505)      1.00     5.19          0.43         5.04
1996-FST Service
shares..........     1.00     0.0484        --          0.0484      (0.0484)      1.00     4.93          0.68         4.84
1995-FST shares.     1.00     0.0589        --          0.0589      (0.0589)      1.00     6.07          0.15         5.89
1995-FST
Administration
shares..........     1.00     0.0561        --          0.0561      (0.0561)      1.00     5.80          0.40         5.61
1995-FST Service
shares(d).......     1.00     0.0231        --          0.0231      (0.0231)      1.00     5.41(b)       0.65(b)      4.93(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     1.00     0.0305        --          0.0305      (0.0305)      1.00     4.91(b)       0.11(b)      4.88(b)
1994-FST
Administration
shares(d).......     1.00     0.0298        --          0.0298      (0.0298)      1.00     4.65(b)       0.36(b)      4.82(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
----------------------
1997-FST
shares..........  $3,992,002    0.23%(b)      5.39%(b)
1997-FST Pre-
ferred Shares...      43,759    0.33(b)       5.31(b)
1997-FST Admin-
istration
shares..........     276,152    0.48(b)       5.13(b)
1997-FST Service
shares..........     290,345    0.73(b)       4.88(b)
FOR THE YEARS ENDED DECEMBER 31,
----------------
1996-FST shares.   2,540,366    0.23          5.28
1996-FST
Preferred
shares(c).......      17,510    0.33(b)       5.18(b)
1996-FST
Administration
shares..........     165,766    0.48          4.99
1996-FST Service
shares..........     234,376    0.73          4.79
1995-FST shares.   2,069,197    0.23          5.81
1995-FST
Administration
shares..........     137,412    0.48          5.53
1995-FST Service
shares(d).......       4,219    0.73(b)       4.85(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     862,971    0.25(b)       4.74(b)
1994-FST
Administration
shares(d).......      66,560    0.50(b)       4.68(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST, FST Administration and FST Service share activity commenced May 18, 1994, May 20, 1994 and July 14, 1995, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                      RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                                            RATIO OF NET  INVESTMENT
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM DISTRIBUTIONS   NET ASSET               EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO         VALUE AT      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  END OF PERIOD RETURN(A)      ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0262      $0.0001      $0.0263     $(0.0263)       $1.00       5.43%(b)      0.18%(b)     5.28%(b)
1997-FST Pre-
ferred shares ..     1.00     0.0257       0.0001       0.0258      (0.0258)        1.00       5.32(b)       0.28(b)      5.18(b)
1997-FST Admin-
istration shares
 ................     1.00     0.0249       0.0001       0.0250      (0.0250)        1.00       5.16(b)       0.43(b)      5.03(b)
1997-FST Service
shares .........     1.00     0.0237       0.0001       0.0238      (0.0238)        1.00       4.90(b)       0.68(b)      4.78(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.     1.00     0.0522       0.0003       0.0525      (0.0524)        1.00       5.35          0.18         5.22
1996-FST
Preferred
shares(c).......     1.00     0.0342       0.0001       0.0343      (0.0343)        1.00       5.24(b)       0.28(b)      5.11(b)
1996-FST
Administration
shares..........     1.00     0.0497       0.0002       0.0499      (0.0498)        1.00       5.09          0.43         4.97
1996-FST Service
shares..........     1.00     0.0472       0.0002       0.0474      (0.0474)        1.00       4.83          0.68         4.72
1995-FST shares.     1.00     0.0573       0.0005       0.0578      (0.0578)        1.00       5.96          0.18         5.73
1995-FST
Administration
shares..........     1.00     0.0547       0.0005       0.0552      (0.0552)        1.00       5.69          0.43         5.47
1995-FST Service
shares..........     1.00     0.0521       0.0005       0.0526      (0.0526)        1.00       5.43          0.68         5.21
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0379      (0.0001)      0.0378      (0.0378)        1.00       4.23(b)       0.18(b)      4.13(b)
1994-FST
Administration
shares(d).......     1.00     0.0388      (0.0001)      0.0387      (0.0387)        1.00       3.97(b)       0.43(b)      4.24(b)
1994-FST Service
shares(d).......     1.00     0.0349      (0.0001)      0.0348      (0.0348)        1.00       3.71(b)       0.68(b)      3.82(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0301       0.0007       0.0308      (0.0307)        1.00       3.11          0.17         3.01
1994-FST
Administration
shares..........     1.00     0.0276       0.0006       0.0282      (0.0281)        1.00       2.85          0.42         2.76
1994-FST Service
shares..........     1.00     0.0251       0.0008       0.0259      (0.0256)        1.00       2.60          0.67         2.51
1993-FST shares.     1.00     0.0342       0.0012       0.0354      (0.0355)        1.00       3.69          0.18         3.42
1993-FST
Administration
shares(e) ......     1.00     0.0009        --          0.0009      (0.0009)        1.00       2.83(b)       0.43(b)      2.83(b)
1993-FST Service
shares..........     1.00     0.0296       0.0016       0.0312      (0.0309)        1.00       3.17          0.68         2.96
1992-FST shares.     1.00     0.0549       0.0015       0.0564      (0.0561)        1.00       5.84          0.18         5.49
1992-FST Service
shares(e).......     1.00     0.0113       0.0006       0.0119      (0.0116)        1.00       4.47(b)       0.68(b)      3.77(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0600       0.0006       0.0606      (0.0605)        1.00       8.06(b)       0.21(b)      7.74(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $2,140,063    0.24%(b)      5.22%(b)
1997-FST Pre-
ferred shares ..       2,826    0.34(b)       5.12(b)
1997-FST Admin-
istration shares
 ................     638,287    0.49(b)       4.97(b)
1997-FST Service
shares .........     232,548    0.74(b)       4.72(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.   2,291,051    0.24          5.16
1996-FST
Preferred
shares(c).......      46,637    0.34(b)       5.05(b)
1996-FST
Administration
shares..........     536,895    0.49          4.91
1996-FST Service
shares..........     220,560    0.74          4.66
1995-FST shares.   1,587,715    0.23          5.68
1995-FST
Administration
shares..........     283,186    0.48          5.42
1995-FST Service
shares..........     139,117    0.73          5.16
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     958,196    0.25(b)       4.06(b)
1994-FST
Administration
shares(d).......      82,124    0.50(b)       4.17(b)
1994-FST Service
shares(d).......      81,162    0.75(b)       3.75(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     812,420    0.24          2.94
1994-FST
Administration
shares..........      24,485    0.49          2.69
1994-FST Service
shares..........      35,656    0.74          2.44
1993-FST shares.     776,181    0.26          3.34
1993-FST
Administration
shares(e) ......           1    0.51(b)       2.75(b)
1993-FST Service
shares..........       5,155    0.76          2.88
1992-FST shares.     413,171    0.28          5.39
1992-FST Service
shares(e).......       3,634    0.78(b)       3.67(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     229,988    0.34(b)       7.61(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e) FST Administration and FST Service share activity commenced during January of 1993 and October of 1991, respectively.
(f) Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund
-------------------------------------------------------------------------------


                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)
-----------------------
1997-FST
shares(c).......    $1.00    $ 0.0168     0.0002      $ 0.0170     $(0.0170)     $1.00     5.29%(b)      0.18%(b)     5.12%(b)
1997-FST Pre-
ferred shares
(c).............     1.00      0.0043     0.0002        0.0045      (0.0045)      1.00     5.19(b)       0.28(b)      5.04(b)
1997-FST Admin-
istration shares
(c).............     1.00      0.0122     0.0002        0.0124      (0.0124)      1.00     5.06(b)       0.43(b)      4.89(b)
1997-FST Service
shares (c)......     1.00      0.0150     0.0002        0.0152      (0.0152)      1.00     4.73(b)       0.68(b)      4.63(b)
                               RATIOS ASSUMING NO
                             WAIVER OF FEES AND NO
                              EXPENSE LIMITATIONS
                            -------------------------
                     NET
                  ASSETS AT              RATIO OF NET
                     END     RATIO OF     INVESTMENT
                  OF PERIOD EXPENSES TO   INCOME TO
                     (IN    AVERAGE NET  AVERAGE NET
                   000'S)     ASSETS        ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)
-----------------------
1997-FST
shares(c).......  $237,444     0.36%(b)      4.94%(b)
1997-FST Pre-
ferred shares
(c).............         2     0.46(b)       4.86(b)
1997-FST Admin-
istration shares
(c).............     1,132     0.61(b)       4.71(b)
1997-FST Service
shares (c)......    35,901     0.86(b)       4.45(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Share, FST Preferred Share, FST Administration Share, and FST Service Share activity commenced March 3, 1997, May 30, 1997, April 1, 1997, and March 5, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

-------------------------------------------------------------------------------

                                                INCOME FROM INVESTMENT OPERATIONS
                                             ----------------------------------------

                                   NET ASSET                                 TOTAL
                                   VALUE AT     NET     NET REALIZED GAIN INCOME FROM DISTRIBUTIONS  NET ASSET
                                   BEGINNING INVESTMENT   ON INVESTMENT   INVESTMENT       TO       VALUE AT END   TOTAL
                                   OF PERIOD   INCOME     TRANSACTIONS    OPERATIONS  SHAREHOLDERS   OF PERIOD   RETURN(A)
          ------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST shares......                $1.00    $ 0.0264       $0.0001       $ 0.0265     $(0.0265)      $1.00       5.47%(b)
1997-FST Preferred
shares...............                 1.00      0.0259        0.0001         0.0260      (0.0260)       1.00       5.37(b)
1997-FST Administra-
tion shares..........                 1.00      0.0251        0.0001         0.0252      (0.0252)       1.00       5.21(b)
1997-FST Service
shares...............                 1.00      0.0239        0.0001         0.0240      (0.0240)       1.00       4.95(b)
FOR THE YEARS ENDED
DECEMBER 31,
-------------------
1996-FST shares......                 1.00      0.0525        0.0001         0.0526      (0.0526)       1.00       5.38
1996-FST Preferred
shares(c)............                 1.00      0.0344        0.0001         0.0345      (0.0345)       1.00       5.26(b)
1996-FST Administra-
tion shares..........                 1.00      0.0501        0.0001         0.0502      (0.0502)       1.00       5.12
1996-FST Service
shares...............                 1.00      0.0474        0.0001         0.0475      (0.0475)       1.00       4.86
1995-FST shares......                 1.00      0.0581        0.0001         0.0582      (0.0582)       1.00       6.00
1995-FST Administra-
tion shares..........                 1.00      0.0554        0.0001         0.0555      (0.0555)       1.00       5.74
1995-FST Service
shares(d)............                 1.00      0.0320         --            0.0320      (0.0320)       1.00       5.40(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...                 1.00      0.0424         --            0.0424      (0.0424)       1.00       4.36(b)
1994-FST Administra-
tion shares(e).......                 1.00      0.0426         --            0.0426      (0.0426)       1.00       4.10(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...                 1.00      0.0256        0.0001         0.0257      (0.0257)       1.00       3.14(b)
1993-FST Administra-
tion shares(d).......                 1.00      0.0120        0.0001         0.0121      (0.0121)       1.00       2.87(b)
----


                                                     WAIVER OF FEES AND NO
                                                      EXPENSE LIMITATIONS
                                                     ---------------------

                                              RATIO OF NET                             RATIO OF NET
                              RATIO OF NET     INVESTMENT       NET        RATIO OF     INVESTMENT
                              EXPENSES TO       INCOME TO   ASSETS AT END EXPENSES TO   INCOME TO
                              AVERAGE NET      AVERAGE NET    OF PERIOD   AVERAGE NET   AVERAGE NET
                                ASSETS           ASSETS     (IN 000'S)     ASSETS         ASSETS
---------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

1997-FST shares......            0.18%(b)        5.33%(b)  $1,222,437      0.22%(b)      5.29%(b)
1997-FST Preferred
shares...............            0.28(b)         5.32(b)       48,896      0.32(b)       5.28(b)
1997-FST Administra-
tion shares..........            0.43(b)         5.07(b)      190,742      0.47(b)       5.03(b)
1997-FST Service
shares...............            0.68(b)         4.83(b)      603,520      0.72(b)       4.79(b)
FOR THE YEARS ENDED
DECEMBER 31,
-------------------
1996-FST shares......            0.18            5.25         858,769      0.24          5.19
1996-FST Preferred
shares(c)............            0.28(b)         5.14(b)          112      0.34(b)       5.08(b)
1996-FST Administra-
tion shares..........            0.43            5.01         145,108      0.49          4.95
1996-FST Service
shares...............            0.68            4.74         223,554      0.74          4.68
1995-FST shares......            0.18            5.81         743,884      0.24          5.75
1995-FST Administra-
tion shares..........            0.43            5.54          82,386      0.49          5.48
1995-FST Service
shares(d)............            0.68(b)         5.08(b)       14,508      0.74(b)       5.02(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...            0.15(b)         4.64(b)      258,350      0.25(b)       4.54(b)
1994-FST Administra-
tion shares(e).......            0.40(b)         4.67(b)       54,253      0.50(b)       4.57(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...            0.08(b)         3.10(b)       44,697      0.59(b)       2.59(b)
1993-FST Administra-
tion shares(d).......            0.35(b)         2.85(b)       14,126      0.76(b)       2.44(b)

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced April 6, 1993, September 1, 1993 and May 16, 1995, respectively.
(e) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund
-------------------------------------------------------------------------------


                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
         --------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30,
(UNAUDITED)
-----------------------------
1997-FST
shares(c).......    $1.00    $ 0.0178      --        $ 0.0178     $ (0.0178)    $1.00     5.47%(b)      0.18%(b)     5.36%(b)
1997-FST Pre-
ferred
shares(c).......     1.00      0.0047      --          0.0047       (0.0047)     1.00     5.46(b)       0.28(b)      5.28(b)
1997-FST Admin-
istration
shares(c).......     1.00      0.0128      --          0.0128       (0.0128)     1.00     5.25(b)       0.43(b)      5.17(b)
1997-FST Service
shares(c).......     1.00      0.0131      --          0.0131       (0.0131)     1.00     4.99(b)       0.68(b)      4.90(b)
                              RATIOS ASSUMING NO
                            WAIVER OF FEES AND NO
                    NET      EXPENSE LIMITATIONS
                   ASSETS  -------------------------
                   AT END               RATIO OF NET
                     OF     RATIO OF     INVESTMENT
                   PERIOD  EXPENSES TO   INCOME TO
                    (IN    AVERAGE NET  AVERAGE NET
                   000'S)    ASSETS        ASSETS
         --------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30,
(UNAUDITED)
-----------------------------
1997-FST
shares(c).......  $714,024    0.36%(b)      5.18%(b)
1997-FST Pre-
ferred
shares(c).......         2    0.46(b)       5.10(b)
1997-FST Admin-
istration
shares(c).......   137,933    0.61(b)       4.99(b)
1997-FST Service
shares(c).......   122,323    0.86(b)       4.72(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)  Annualized.
(c) FST share, FST Preferred share, FST Administration share, and FST Service share activity commenced February 28, 1997, May 30, 1997, April 1, 1997 and March 25, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

-------------------------------------------------------------------------------

                                     INCOME FROM INVESTMENT OPERATIONS
                                     ---------------------------------------
                              NET                      NET         TOTAL
                             ASSET     NET          REALIZED      INCOME                     NET ASSET             RATIO OF NET
                           VALUE AT  INVEST-         GAIN ON       FROM        DISTRIBUTIONS VALUE AT              EXPENSES TO
                           BEGINNING   MENT        INVESTMENT   INVESTMENT          TO        END OF     TOTAL     AVERAGE NET
                           OF PERIOD  INCOME      TRANSACTIONS  OPERATIONS     SHAREHOLDERS   PERIOD   RETURN (A)     ASSETS
              -----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........             $1.00   $     0.0170           --   $     0.0170    $(0.0170)     $1.00      3.49%(b)     0.18%(b)
1997-FST Pre-
ferred shares...              1.00         0.0165           --         0.0165     (0.0165)      1.00      3.39(b)      0.28(b)
1997-FST Admin-
istration
shares..........              1.00         0.0158           --         0.0158     (0.0158)      1.00      3.23(b)      0.43(b)
1997-FST Service
shares..........              1.00         0.0146           --         0.0146     (0.0146)      1.00      2.97(b)      0.68(b)
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-FST shares.              1.00         0.0335          --          0.0335     (0.0335)      1.00      3.39         0.18
1996-FST Pre-
ferred
shares(c).......              1.00         0.0218          --          0.0218     (0.0218)      1.00      3.30(b)      0.28(b)
1996-FST Admin-
istration
shares..........              1.00         0.0310          --          0.0310     (0.0310)      1.00      3.13         0.43
1996-FST Service
shares..........              1.00         0.0285          --          0.0285     (0.0285)      1.00      2.88         0.68
1995-FST shares.              1.00         0.0381          --          0.0381     (0.0381)      1.00      3.89         0.14
1995-FST Admin-
istration
shares..........              1.00         0.0354          --          0.0354     (0.0354)      1.00      3.63         0.39
1995-FST Service
shares..........              1.00         0.0332          --          0.0332     (0.0332)      1.00      3.38         0.64
FOR THE PERIOD
ENDED DECEMBER
31,
--------------
1994-FST
shares(d).......              1.00         0.0156          --          0.0156     (0.0156)      1.00      3.41(b)      0.07(b)
1994-FST
Administration shares(d).     1.00         0.0136          --          0.0136     (0.0136)      1.00      3.19(b)      0.32(b)
1994-FST Service
shares(d).......              1.00         0.0091          --          0.0091     (0.0091)      1.00      3.11(b)      0.57(b)
----

                                                   RATIOS ASSUMING NO
                                                 WAIVER OF FEES AND NO
                                                  EXPENSE LIMITATIONS
                                                -------------------------
                        RATIO OF NET    NET                  RATIO OF NET
                         INVESTMENT  ASSETS AT   RATIO OF     INVESTMENT
                         INCOME TO     END OF   EXPENSES TO   INCOME TO
                        AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                           ASSETS    (IN 000'S)   ASSETS        ASSETS
-----------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........            3.46%(b)  $731,783     0.22%(b)      3.42%(b)
1997-FST Pre-
ferred shares...            3.24(b)      5,468     0.32(b)       3.20(b)
1997-FST Admin-
istration
shares..........            3.25(b)     96,496     0.47(b)       3.21(b)
1997-FST Service
shares..........            2.94(b)     27,597     0.72(b)       2.90(b)
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-FST shares.            3.35       440,838     0.23          3.30
1996-FST Pre-
ferred
shares(c).......            3.26(b)     28,731     0.33(b)       3.21(b)
1996-FST Admin-
istration
shares..........            3.10        51,661     0.48          3.05
1996-FST Service
shares..........            2.85        19,855     0.73          2.80
1995-FST shares.            3.81       448,367     0.24          3.71
1995-FST Admin-
istration
shares..........            3.54        20,939     0.49          3.44
1995-FST Service
shares..........            3.32        19,860     0.74          3.22
FOR THE PERIOD
ENDED DECEMBER
31,
--------------
1994-FST
shares(d).......            3.42(b)    183,570     0.31(b)       3.18(b)
1994-FST
Administration shares(d)    3.25(b)      2,042     0.56(b)       3.01(b)
1994-FST Service
shares(d).......            3.32(b)      2,267     0.81(b)       3.08(b)
----


























(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced July 19, 1994, August 1, 1994 and September 23, 1994, respectively.

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Fund is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for Federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be nec-essary so that the investments of the Fund qualify as eligible investments un-der the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. State chartered credit unions should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the law applicable to it.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    TAXABLE FUNDS: Prime Obligations, Money Market, Premium Money Market, Treasury Obligations and Government Funds.

    TAX ADVANTAGED FUNDS: Treasury Instruments and Federal Funds.

    TAX-EXEMPT FUNDS: Tax-Free Money Market and Municipal Money Market Funds.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT FUNDS: To maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing ex-clusively in high quality money market instruments. In order to obtain a rating from a rating organization, the Premium Money Market Fund will ob-serve special investment restrictions. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Treasury Obligations and U.S. Government Securities (each as defined here-in), respectively, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to de-termine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from in-terest on such obligations are exempt from state income taxation in the in-vestor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Fund may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Funds may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO. The Taxable Funds will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Fund may purchase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                           INVESTMENT POLICIES MATRIX

                                                                      SHORT-TERM
                                                                    OBLIGATIONS OF            ASSET-BACKED &   FOREIGN
                       US          US                                CORPORATIONS              RECEIVABLES-  GOVERNMENT
                    TREASURY   GOVERNMENT     BANK      COMMERCIAL    AND OTHER    REPURCHASE     BACKED     OBLIGATIONS
        FUND       OBLIGATIONS SECURITIES  OBLIGATIONS     PAPER       ENTITIES    AGREEMENTS  SECURITIES+      (US$)
------------------------------------------------------------------------------------------------------------------------
Prime Obligations      [_]         [_]         [_]          [_]          [_]           [_]         [_]
                                          U.S. banks                 U.S. entities
                                          only                       only
------------------------------------------------------------------------------------------------------------------------
Money Market           [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
                                          Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
  Premium Money        [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
   Market                                 Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]                                                             [_]
Obligations
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]
Instruments
------------------------------------------------------------------------------------------------------------------------
Government             [_]         [_]                                                 [_]
------------------------------------------------------------------------------------------------------------------------
Federal                [_]         [_]                                             (Does not
                                                                                   intend to
                                                                                   invest)
------------------------------------------------------------------------------------------------------------------------
Tax-Free Money                                              [_]
Market                                                  Tax-exempt
                                                        only
------------------------------------------------------------------------------------------------------------------------
Municipal Money                                             [_]
Market                                                  Tax-exempt
                                                        only

Note:   See "Description of Securities and Investment Techniques" for a de-
       scription of, and certain criteria applicable to, each of these catego-ries of investments.
    + To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.

---------------------------------------------------------------------------------------------------
                                                                      SUMMARY OF
  TAXABLE      TAX-EXEMPT       CREDIT      INVESTMENT    UNRATED    TAXATION FOR
MUNICIPALS     MUNICIPALS     QUALITY****   COMPANIES    SECURITIES DISTRIBUTIONS*  MISCELLANEOUS
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [ ]    Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------
    [_]
                               First          [_]            [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------

                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              generally
                                          in other                  exempt from
                                          investment                state taxation
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]
                               Tier       Up to 10% of              Taxable
                                          total assets              federal and
                                          in other                  state**
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                                                                                   Under
                               First          [_]                   Taxable        extraordinary
                               Tier       Up to 10% of              federal and    circumstances,
                                          total assets              generally      may hold cash,
                                          in other                  exempt from    U.S. Government
                                          investment                state taxation Securities
                                          companies                                subject to state
                                                                                   taxation or cash
                                                                                   equivalents
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May (but does
            At least 80% of    Second     Up to 10% of              federal and    not currently
            net assets in      Tier       total assets              taxable        intend to)
            Municipal                     in other                  state***       invest up to 20%
            Instruments                   investment                               in AMT
            (except in                    companies                                securities and
            extraordinary                                                          may temporarily
            circumstances)                                                         invest in the
                                                                                   taxable money
                                                                                   market
                                                                                   instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May invest up to
            At least 80% of    Second     Up to 10% of              federal and    100% in AMT
            net assets in      Tier       total assets              taxable        securities and
            Municipal                     in other                  state***       may temporarily
            Instruments                   investment                               invest in the
            (except in                    companies                                taxable money
            extraordinary                                                          market
            circumstances)                                                         instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
   ** Taxable in many states except for distributions from U.S. Treasury obli-gation interest income and certain U.S. Government securities interest income.
  *** Taxable except for distributions from interest on obligations of an in-
      vestor's state of residence in certain states.
 **** To the extent permitted by Rule 2a-7, a Fund holding a security fully supported by a guarantee may substitute the credit quality of the guaran-tee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in U.S. Treasury Obliga-tions and the Federal Fund may also invest in certain U.S. Government Securi-ties the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumen-talities of the U.S. Government, including the Federal Home Loan Banks, Fed-eral Farm Credit Banks, Tennessee Valley Authority and the Student Loan Mar-keting Association.

CUSTODIAL RECEIPTS

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (including certificates of deposit, commer-cial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obli-gations may also include debt obligations issued by U.S. subsidiaries of such banks.

  The Money Market and Premium Money Market Funds may also invest in "Foreign Bank Obligations" limited to U.S. dollar-denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the spe-cific obligations or by government regulation.

  The Money Market and Premium Money Market Funds will invest more than 25% of their total assets in bank obligations (whether foreign or domestic), includ-ing bank commercial paper. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Funds may, for defensive purposes, temporarily invest less than 25% of their total assets in bank obligations. As a result, the Funds may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehen-sive regulations which, in the case of U.S. regulations, have undergone sub-stantial changes in the past decade. The enactment of new legislation or regu-lations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included de-regulation of interest rates, increased competition from other types of finan-cial institutions, increased acquisition activity, geographic expansion and, during the late 1980's, an increased number of bank failures. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "Foreign Government Obligations--For-eign Risks" below.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Commercial Paper" (including variable amount master demand notes and asset-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corpora-tions (Money Market and Premium Money Market Funds only), foreign commercial banks (Money Market and Premium Money Market Funds only) or other entities. In addition, the Funds may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaran-teed by U.S. corporations, foreign corporations (Money Market and Premium Money Market Funds only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Asset-Backed and Receivables-Backed Securities" which represent par-ticipations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such as-set pools are securitized through the use of privately-formed trusts or spe-cial purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy is-sued by a financial institution, or other credit enhancements may be present. To the extent consistent with its investment objectives and policies, each of the Prime Obligations, Money Market and Premium Money Market Funds may invest in new types of mortgage-related securities and in other asset-backed securi-ties that may be developed in the future.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market and Premium Money Market Funds may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs. The Money Market and Premium Money Market Funds may not invest more than 25% of their total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS. Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  TYPES OF MUNICIPAL INSTRUMENTS:

                                        TAX-FREE MONEY MARKET AND
                                        MUNICIPAL MONEY MARKET FUNDS
     -------------------------------------------------------------------------
       FIXED RATE NOTES AND SIMILAR     In highest short-term or one of the
       DEBT INSTRUMENTS                 two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       VARIABLE AND FLOATING RATE       In highest short-term or one of the
       DEMAND INSTRUMENTS               two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       TAX-EXEMPT COMMERCIAL PAPER      In highest rating category
     -------------------------------------------------------------------------
       MUNICIPAL BONDS                  In one of the two highest rating
                                        categories
     -------------------------------------------------------------------------
       UNRATED NOTES, PAPER, BONDS AND  Determined to be of comparable quality
       OTHER INSTRUMENTS                by Adviser pursuant to criteria
                                        approved by the Trustees

  As a matter of fundamental policy, at least 80% of each of the Tax-Free Money Market and Municipal Money Market Fund's net assets will ordinarily be invested in Municipal Instruments. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Fund. The Prime Obligations, Money Market and Premium Money Market Funds may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for fed-eral income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at ma-turity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Funds to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When consider-ing whether an obligation meets a Fund's quality standards, the Fund will, to the extent permitted by Rule 2a-7, look to the creditworthiness of the party providing unconditional demand features or other unconditional obligations to support the credit of the issuer of the security. A Fund may consider the ma-turity of a variable or floating rate Municipal Instrument to be shorter than its ultimate stated maturity if the Fund has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate stated maturity, subject to the conditions for using amortized cost valuation under the Investment Company Act. A Fund may purchase such variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Funds (other than the Treasury Obliga-tions, Treasury Instruments, Government and Federal Funds) may invest in in-dustrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to shareholders un-der the federal alternative minimum tax. See "Taxes" and "Distributions." Mu-nicipal Fund may invest up to 100% of its assets in private activity bonds. Tax-Free Fund does not currently intend to invest in such bonds. If Tax-Free Fund's policy not to invest in private activity bonds should change in the fu-ture, shareholders would be notified and such investments would not exceed 20% of Tax-Free Fund's net assets.

  OTHER POLICIES. Ordinarily the Tax-Exempt Funds expect that 100% of their portfolio securities will be Municipal Instruments. However, the Funds may hold cash or invest in short-term taxable securities as set forth above. Such Funds may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, busi-ness or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Funds may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facili-ties, (b) Municipal Instruments whose issuers are in the same state or (c) in-dustrial development obligations. Concentration of a Fund's investments in these Municipal Instruments will subject the Fund, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding Prime Obligations Fund) which have a branch, agency or subsidiary in the United States. In addition, these Funds may ac-quire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Fund (other than the Treasury Obligations, Treasury Instru-ments, Government and Federal Funds) may acquire the right to sell the secu-rity to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Fund (other than the Treasury Instruments Fund) may only enter into re-purchase agreements with primary dealers in U.S. Government Securities. A re-purchase agreement is an agreement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the dif-ference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or sub-custodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or prin-cipal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agree-ment, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Fund will be taxable to its shareholders. In addition, each Fund, together with other registered investment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint ac-count, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until three days prior to settle-ment date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the for-ward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Al-though a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Fund's investments in securities of other investment companies will be subject to the limitations on such invest-ments prescribed by the Investment Company Act. These limits include a prohi-bition on any Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Fund's to-tal assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Fund will indi-rectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the acquiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT FUNDS. Each Fund will comply with the conditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those condi-tions relating to maturity, diversification and credit quality. These operat-ing policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. Treasury Obligations Fund's policy of limiting its in-vestments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment objectives and policies not specifically des-ignated as fundamental are non-fundamental and may be changed without share-holder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific re-stricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will care-fully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buy-ers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Funds. Goldman Sachs registered as an investment adviser in 1981. As of November 21, 1997, Goldman Sachs, together with its affiliates, acted as investment adviser or distributor for approximately $133.6 billion in assets.

  As of November 29, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $152 billion and partners' capital of $5.3 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable and Tax-Advantaged Fund may enter into principal transactions in certain taxable money market instruments, in-cluding repurchase agreements, with Goldman Sachs.

  Under the Management Agreement, GSAM continually manages each Fund, includ-ing the purchase, retention and disposition of its securities and other as-sets. In addition, GSAM administers each Fund's business affairs and performs various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Trustees and each Fund's investment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                                                    FISCAL YEAR
                                                                       ENDED
                                                        CONTRACTUAL DECEMBER 31,
                                                           RATE         1996
                                                        ----------- ------------
Financial Square Prime Obligations Fund................    .205%        .17%
Financial Square Money Market Fund.....................    .205%        .17%
Financial Square Premium Money Market Fund.............    .205%         N/A*
Financial Square Treasury Obligations Fund.............    .205%        .17%
Financial Square Treasury Instruments Fund.............    .205%         N/A*
Financial Square Government Fund.......................    .205%        .17%
Financial Square Federal Fund..........................    .205%         N/A*
Financial Square Tax Free Money Market Fund............    .205%        .17%
Financial Square Municipal Money Market Fund...........    .205%         N/A*

* As of December 31, 1996, the Premium Money Market Fund, Treasury Instruments Fund, Federal Fund and Municipal Money Market Fund had not commenced opera-tions.

  A Management Agreement combining both advisory and administrative services was adopted effective April 30, 1997. The contractual rate set forth in the table is the rate payable under the Management Agreement and is identical to the aggregate advisory and administration fees payable by each Fund under the previously separate investment advisory and administration agreements. For the fiscal year ended December 31, 1996, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated fees and the actual fees paid by the Funds reflects the fact that the Investment Adviser did not charge the full amount of the fees to which it would have been entitled.

  GSAM has agreed not to impose a portion of its management fee and/or to re-duce or otherwise limit the total operating expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses). GSAM has no current intention to but may in the future discontinue or modify any of such reductions or limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds in order to increase the assets of the Funds. In-creasing the Fund's assets may enhance investment flexibility and diversifica-tion. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Funds and other shareholders in deciding whether to redeem its shares.

                                     TAXES

  Each Fund is treated as a separate entity for federal tax purposes. The Treasury Instruments and Federal Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to continue to qualify for such treatment under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Fund must satisfy certain requirements relating to the sources of its in-come, diversification of its assets and distribution of its income to share-holders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with cer-tain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any "exempt-interest dividends" paid by the Tax-Exempt Funds, as described below. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. These tax consequences will apply to distributions of any Fund regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions of Municipal Fund that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Funds intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in shareholders' fed-eral gross income. Dividends paid by these Funds from interest on tax-exempt obligations and properly designated by the Funds as exempt-interest dividends, including dividends attributable to exempt-interest dividends received by a Fund from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax, and the extent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain indus-trial development or private activity bonds should consult their own tax ad-visers before purchasing shares of these Funds. Interest incurred to purchase or carry shares of these Funds will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Funds.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  If a Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim for-eign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption is generally available to the extent a Fund's distributions are derived from in-terest on (or, in the case of intangible property taxes, the value of its as-sets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a po-litical subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund (other than the Government, Treasury Obli-gations and Premium Money Market Funds) is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. The net asset value of Government, Treasury Obli-gations and Premium Money Market Funds is determined as of 5:00 p.m. New York time on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attribut-able to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when The Bond Market Association ("BMA") recommends that the securities markets close early, the Treasury In-struments, Federal and Premium Money Market Funds will cease, and each other Fund reserves the right to cease, accepting purchase and redemption orders for same Business Day credit at the time BMA recommends that the securities mar-kets close. On days any Fund closes early, purchase and redemption orders re-ceived after the BMA recommended closing time will be credited to the next Business Day. In addition, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Fund seeks to maintain a net asset value of $1.00 per share. In this connection, each Fund values its portfolio securities on the basis of amor-tized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For a more complete description of the amortized cost valuation method and its effect on existing and prospec-tive shareholders, see the Statement of Additional Information. There can be no assurance that a Fund will be able at all times to maintain a net asset value per share of $1.00.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield, effective yield and average annual total return. Average annual total return is determined by com-puting the average annual percentage change in value of $1,000 invested at the maximum public offering price for a specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may furnish total return calcula-tions based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. The yield of a Fund refers to the income generated by an investment in that Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Funds and the Federal and Treasury Instruments Funds may each also quote tax-equivalent yield. Each Fund's tax-equivalent yield is calcu-lated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's total return, yield, effective yield or tax-equiva-lent yield may be in any future period. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of shares in existence. Because each such class of shares is subject to different expenses, the total return and net yield of such classes of a Fund for the same period may differ. See "Organiza-tion and Shares of the Trust" below.

                     ORGANIZATION AND SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly se-ries of Goldman Sachs Money Market Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have au-thority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by share-holders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes. (Institutions that provide services to holders of FST Pre-ferred Shares, FST Administration Shares or FST Service Shares are referred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  Shares of a Fund will be voted seperately by Fund with respect to matters pertaining to that Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of each Fund are re-quired to approve the adoption of any management agreement relating to that Fund and any changes in fundamental investment restrictions or policies of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund.

  As of August 8, 1997, Harris Trust & Savings Bank, 200 W. Monroe St. Fl 12, Chicago, IL 60606, owned of record 35.04% of the outstanding shares of Trea-sury Instruments Fund and National City Bank, P.O. Box 5756, Cleveland, OH 44101-0756, owned of record 32.86% of the outstanding shares of Premium Money Market Fund.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Investment Company Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

                                ADMINISTRATION

  Each Fund has adopted a Preferred Administration Plan with respect to the FST Preferred Shares which authorizes it to compensate certain institutions for providing account administration services to their customers who are bene-ficial owners of such Shares (each a "Service Organization"). Each Fund will enter into agreements with Service Organizations which purchase FST Preferred Shares on behalf of their customers ("Service Agreements"). The Service Agree-ments will provide for compensation to the Service Organization in an amount up to .10% (on an annualized basis) of the average daily net asset value of the FST Preferred Shares of that Fund attributable to or held in the name of the Service Organization for its customers. The services provided by a Service Organization may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for its customers, and processing orders to purchase, redeem and exchange FST Preferred Shares for its customers.

  For the fiscal year ended December 31, 1996, the Trust, on behalf of Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, Government
Fund and Tax-Free Fund paid Service Organizations fees at the annual rate of
 .10% of each Fund's average daily net assets attributable to FST Preferred Ad-ministration Shares. As of December 31, 1996, the Premium Money Market Fund, Treasury Instruments Fund, Federal Fund and Municipal Money Market Fund had not commenced operations.

  Holders of FST Preferred Shares of a Fund will bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations may charge other fees to their customers who are the beneficial owners of FST Preferred Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Serv-ice Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Fund.

  Normally, purchase, exchange and redemption orders will not be effective un-til received by Goldman Sachs. The Trust may, however, authorize certain Serv-ice Organizations and/or transfer agents that provide recordkeeping, reporting and processing services to their customers to accept on the Trust's behalf or-ders placed by or on behalf of such customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order in proper form by or on behalf of a customer when the order is accepted by the authorized Service Organiza-tion or intermediary on a Business Day, and the order will be priced at a Fund's net asset value per share next determined after such acceptance. The Service Organization or intermediary will be responsible for transmitting ac-cepted orders to the Trust within the period agreed upon by them. A customer should contact its Service Organization to learn whether it is authorized to accept orders for the Trust. The Service Organizations may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to each of the Funds' respective share classes. These payments may be in addi-tion to other servicing and/or sub-transfer agency payments borne by the Funds and their share classes.

  The Investment Adviser, Distributor, and/or their affiliates may also pay other compensation, from time to time, out of their assets and not as an addi-tional charge to the Funds, to selected Service Organizations and other per-sons in connection with the sale and/or servicing of Shares of the Funds and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time clients' assets have remained in the Trust), and subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their clients have invested (or may invest) in particular portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses.

  All inquiries of beneficial owners of FST Preferred Shares of the Funds should be directed to such owners' Service Organization.

                              PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Preferred Shares will be Service Organizations or their nominees, which may purchase FST Preferred Shares of the Funds through Goldman Sachs. Customers of Service Organizations may invest in such shares only through their Service Organizations.

  As set forth below, FST Preferred Shares of the Funds may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase amount in federal funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as the sub-custodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Preferred Shares may also be made by a Service Organization by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of re-ceipt and that checks will be converted to federal funds within two Business Days after receipt. FST Preferred Shares purchased by check may not be re-deemed until the check has cleared, as described under "Redemption of Shares."

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the pur-chase amount in federal funds. It is expected that ACH transfers will ordinar-ily be converted to federal funds on the Business Day following receipt of the ACH transfer.

  FST Preferred Shares of each Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Preferred Shares purchased as follows:

-------------------------------------------------------------------------------

      IF ORDER IS RECEIVED FROM A SERVICE
      ORGANIZATION BY GOLDMAN SACHS           DIVIDENDS BEGIN
      -----------------------------------     ---------------
                (1)  Taxable and Tax-Advantaged Funds (except
                     Government, Treasury Obligations and
                     Premium Money Market Funds)
      By:        3:00 p.m.--N.Y. time         Same Business Day
---------------------------------------------------------------

      IF ORDER IS RECEIVED FROM A SERVICE
      ORGANIZATION BY GOLDMAN SACHS                  DIVIDENDS BEGIN
      -----------------------------------            ---------------
      After:  3:00 p.m.--N.Y. time                   Next Business Day
----------------------------------------------------------------------
             (2)  Government, Treasury Obligations
                  and Premium Money Market Funds
      By:     5:00 p.m.--N.Y. time                   Same Business Day
----------------------------------------------------------------------
      After:  5:00 p.m.--N.Y. time                   Next Business Day
----------------------------------------------------------------------
             (3)  Municipal Fund
      By:     1:00 p.m.--N.Y. time                   Same Business Day
----------------------------------------------------------------------
      After:  1:00 p.m.--N.Y. time                   Next Business Day
----------------------------------------------------------------------
             (4)  Tax-Free Money Market Fund
      By:     2:00 p.m.--N.Y. time                   Same Business Day
----------------------------------------------------------------------
      After:  2:00 p.m.--N.Y. time                   Next Business Day
----------------------------------------------------------------------

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and federal funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and federal funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Preferred Shares of a Fund are purchased at the net asset value per share without the imposition of a sales charge. Goldman Sachs, as each Fund's transfer agent, will maintain a complete record of transactions and FST Pre-ferred Shares held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The minimum initial investment requirement is $10 million, which may be al-located among the Funds. The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. A Service Organization may impose a minimum amount for initial and subsequent investments in FST Preferred Shares of the Funds, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges. A Service Organization may purchase FST Preferred Shares in connection with sweep account programs.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Preferred Shares should be accompanied by in-formation identifying the account and the Fund in which FST Preferred Shares are to be purchased.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semi-annual report to record holders of FST Preferred Shares of each Fund, including Service Organizations who hold such Shares for the bene-fit of their customers. Upon request, a printed confirmation for each transac-tion will be provided by Goldman Sachs. Any dividends and distributions paid by the Funds are also reflected in regular statements issued by Goldman Sachs to shareholders of record. Service Organizations will be responsible for pro-viding similar services to their own customers who are the beneficial owners of such Shares.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (as of 4:00 p.m. New York time for each Fund other than the Gov-ernment, Treasury Obligations and Premium Money Market Funds and as of 5:00 p.m. New York time for the Government, Treasury Obligations and Premium Money Market Funds) as a dividend and distributed to Service Organizations monthly. Distributions will be made in additional FST Preferred Shares of the same Fund or, at the election of a Service Organization, in cash. The election to rein-vest dividends and distributions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be rein-vested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in ac-cordance with the requirements of the Code and may be reflected in the Fund's daily distributions. Each Fund may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distri-butions, a portion of any net capital gains realized on the disposition of se-curities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not ex-pected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The income declared as a dividend for the Treasury Obligations, Government and Premium Money Market Funds is based on estimates of net investment income for each Fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

  A Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Preferred Shares of each Fund may be exchanged by Service Organizations for FST Preferred Shares of any other Financial Square Fund at the net asset value next determined either by writing to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606, if previously elected in the Account Information Form, or by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are registered in the Fund from which the exchange is being made. It may be difficult to implement the tele-phone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Preferred Shares of a Fund through their respective Service Organizations. The Service Organizations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption re-quests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization may redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request re-demptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implement-ed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by tele-phone. A redemption may also be made with respect to certain Funds by means of the check redemption privilege described in the Statement of Additional Infor-mation. Goldman Sachs reserves the right to redeem accounts with balances be-low $500.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the Service Organization. The payment of redemption proceeds for FST Preferred Shares re-cently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Preferred Shares.
-------------------------------------------------------------------------------

        REDEMPTION REQUEST
           RECEIVED FROM               REDEMPTION
       SERVICE ORGANIZATION             PROCEEDS
         BY GOLDMAN SACHS              ORDINARILY              DIVIDENDS
       --------------------            ----------              ---------
      (1)  Taxable and Tax-Advantaged Funds (except
           Government,
           Treasury Obligations and Premium Money
           Market Funds)
 By:   3:00 p.m.--N.Y. time     Wired Same Business Day   Not earned on Day
                                                          request is received
-----------------------------------------------------------------------------

          REDEMPTION REQUEST
            RECEIVED FROM             REDEMPTION
         SERVICE ORGANIZATION          PROCEEDS
           BY GOLDMAN SACHS           ORDINARILY             DIVIDENDS
         --------------------         ----------             ---------
 After:  3:00 p.m.--N.Y. time   Wired Next Business Day Earned on Day
                                                        request is received
---------------------------------------------------------------------------
        (2)  Government, Treasury Obligations and
             Premium Money Market Funds
 By:    5:00 p.m.--N.Y. time    Wired Same Business Day Not earned on Day
                                                        request is received
---------------------------------------------------------------------------
 After: 5:00 p.m.--N.Y. time    Wired Next Business Day Earned on Day
                                                        request is received
---------------------------------------------------------------------------
        (3)  Municipal Fund
 By:    12:00 noon--N.Y. time   Wired Same Business Day Not earned on Day
                                                        request is received
---------------------------------------------------------------------------
 After: 12:00 noon--N.Y. time   Wired Next Business Day Earned on Day
                                                        request is received
---------------------------------------------------------------------------
        (4)  Tax-Free Money Market Fund
 By:    1:00 p.m.--N.Y. time    Wired Same Business Day Not earned on Day
                                                        request is received
---------------------------------------------------------------------------
 After: 1:00 p.m.--N.Y. time    Wired Next Business Day Earned on Day
                                                        request is received
---------------------------------------------------------------------------

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the Service Organization's bank account desig-nated in the Account Information Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after re-ceipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been ini-tiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any fur-ther responsibility for the performance of intermediaries or the FST Preferred Shareholder's Service Organization in the transfer process. If a problem with such performance arises, the FST Preferred Shareholder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $10 million is required to remain a FST Pre-ferred Shareholder. The Trust and Goldman Sachs each reserves the right to waive the minimum account balance. The Trust reserves the right to redeem shares of a shareholder account if the balance is less than the minimum de-scribed above. The Trust will give sixty (60) days' prior written notice to such shareholders whose FST Preferred Shares are to be redeemed to allow them to purchase sufficient additional FST Preferred Shares to avoid such redemp-tion.

                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securi-ties and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a com-pleted Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to non-resident alien withhold-ing of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
FST PREFERRED SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................   2
Financial Highlights.......................................................   4
An Introduction to the Funds...............................................  12
Investment Policies Matrix.................................................  14
Description of Securities and Investment Techniques........................  16
Investment Limitations.....................................................  21
Management.................................................................  22
Taxes......................................................................  24
Net Asset Value............................................................  25
Yield Information..........................................................  25
Organization and Shares of the Trust.......................................  26
Administration.............................................................  27
Purchase of Shares.........................................................  28
Reports to Shareholders....................................................  30
Distributions..............................................................  30
Exchanges..................................................................  30
Redemption of Shares.......................................................  31
Appendix................................................................... A-1



FSPROPRMM
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET FUNDS

                            FINANCIAL SQUARE FUNDS

                             FST PREFERRED SHARES


                                  -----------

                                  PROSPECTUS

                                  -----------

                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET FUNDS
                            FINANCIAL SQUARE FUNDS
                           FST ADMINISTRATION SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is a no-load, open-end, management invest-ment company (a "mutual fund") which includes the Financial Square Funds (the "Funds"). This Prospectus relates only to the offering of FST Administration shares of beneficial interest ("FST Administration Shares") of the Funds. Goldman Sachs Asset Management, a separate operating division of Goldman,
Sachs & Co., serves as each Fund's investment adviser. Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.
  The following Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Funds may invest in diversified portfolios of the following types of instruments:
  Financial Square Prime Obligations Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.
  Financial Square Money Market Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obliga-tions of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign govern-ments, states, municipalities and other entities, and repurchase agreements.
  Financial Square Premium Money Market Fund. Securities of the U.S. Govern-ment, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial pa-per and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agree-ments. In order to obtain a rating from a rating organization, the Fund will observe special investment restrictions.
  Financial Square Treasury Obligations Fund. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.
  Financial Square Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.
  Financial Square Government Fund. Securities of the U.S. Government, its agencies, authorities, and instrumentalities, and repurchase agreements relat-ing to such securities.
  Financial Square Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.
  Financial Square Tax-Free Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is, in the opinion of bond counsel, excluded from gross income for federal income tax purposes and not an item of tax preference under the federal alternative minimum tax.
  Financial Square Municipal Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is, in the opinion of bond counsel, excluded from gross income for federal income tax purposes (but not necessarily exempt from federal alternative minimum tax or state and local taxes).
  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
-------------------------------------------------------------------------------
ADDITIONAL INFORMATION............. Goldman Sachs Funds-Toll Free: 800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Administration Shares. It should be read and re-tained for future reference. If you would like more detailed information, the Statement of Additional Information dated September 5, 1997, as revised Janu-ary 15, 1998, as amended or supplemented from time to time, is available upon request without charge from Service Organizations, as defined herein, or by calling the telephone number listed above or by writing Goldman Sachs, Atten-tion: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Ex-change Commission. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Addi-tional Information and other information regarding the Trust.

-------------------------------------------------------------------------------

FST ADMINISTRATION SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
               The date of this Prospectus is September 5, 1997,
                         as revised January 15, 1998.

                         SHAREHOLDER AND FUND EXPENSES
                           FST ADMINISTRATION SHARES

                                                        FINANCIAL                                              FINANCIAL FINANCIAL
                                   FINANCIAL  FINANCIAL  SQUARE    FINANCIAL   FINANCIAL                        SQUARE    SQUARE
                                    SQUARE     SQUARE    PREMIUM    SQUARE      SQUARE    FINANCIAL  FINANCIAL TAX-FREE  MUNICIPAL
                                     PRIME      MONEY     MONEY    TREASURY    TREASURY     SQUARE    SQUARE     MONEY     MONEY
                                  OBLIGATIONS  MARKET    MARKET   OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL   MARKET    MARKET
                                     FUND       FUND      FUND       FUND        FUND        FUND      FUND      FUND      FUND
                                  ----------- --------- --------- ----------- ----------- ---------- --------- --------- ---------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge
   Imposed on
   Purchases..........               None       None      None       None        None        None      None      None      None
  Sales Charge Imposed
   on Reinvested
   Distributions......               None       None      None       None        None        None      None      None      None
  Deferred Sales Load
   Imposed on
   Redemptions........               None       None      None       None        None        None      None      None      None
  Exchange Fee........               None       None      None       None        None        None      None      None      None
ANNUAL OPERATING
 EXPENSES (1)
 (as a percentage of
 average daily
 net assets)
  Management Fees
   (after limitations)
   (2)................               0.17%      0.17%     0.17%      0.17%       0.17%       0.17%     0.17%     0.17%     0.17%
  Other Expenses
   Administration
    Fees..............               0.25%      0.25%     0.25%      0.25%       0.25%       0.25%     0.25%     0.25%     0.25%
   Other Expenses
    (after ex-
    pense limitations)
     (3)..............               0.01%      0.01%     0.01%      0.01%       0.01%       0.01%     0.01%     0.01%     0.01%
                                     ----       ----      ----       ----        ----        ----      ----      ----      ----
TOTAL OPERATING
 EXPENSES (4).........               0.43%      0.43%     0.43%      0.43%       0.43%       0.43%     0.43%     0.43%     0.43%
                                     ====       ====      ====       ====        ====        ====      ====      ====      ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
     Financial Square Prime Obligations Fund...  $ 4     $14     $24     $54
     Financial Square Money Market Fund........  $ 4     $14     $24     $54
     Financial Square Premium Money Market
      Fund.....................................  $ 4     $14     N/A     N/A
     Financial Square Treasury Obligations
      Fund.....................................  $ 4     $14     $24     $54
     Financial Square Treasury Instruments
      Fund.....................................  $ 4     $14     N/A     N/A
     Financial Square Government Fund..........  $ 4     $14     $24     $54
     Financial Square Federal Fund.............  $ 4     $14     N/A     N/A
     Financial Square Tax-Free Money Market
      Fund.....................................  $ 4     $14     $24     $54
     Financial Square Municipal Money Market
      Fund.....................................  $ 4     $14     N/A     N/A

--------
(1) Based on estimated amounts for the current fiscal year for the Financial Square Premium Money Market, Financial Square Treasury Instruments, Finan-cial Square Federal and Financial Square Municipal Money Market Funds.
(2) The Investment Adviser has voluntarily agreed not to impose 0.035% of its management fee for each Fund. Without such limitation, management fees for each Fund would be 0.205%.
(3) The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, fees payable to Service Organi-zations, as defined herein, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) to the extent such ex-penses exceed 0.01% of a Fund's average daily net assets.
(4) Without the limitations described above, "Other Expenses" and "Total Oper-ating Expenses" of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds for the semiannual period ended June 30, 1997, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Prime Obligations Fund...................    .025%      .48%
   Financial Square Money Market Fund........................    .025%      .48%
   Financial Square Treasury Obligations Fund................    .035%      .49%
   Financial Square Government Fund..........................    .015%      .47%
   Financial Square Tax-Free Money Market Fund...............    .015%      .47%

  In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Financial Square Premium Money Market, Fi-nancial Square Treasury Instruments, Financial Square Federal and Financial Square Municipal Money Market Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Premium Money Market Fund................    .035%      .49%
   Financial Square Treasury Instruments Fund................    .155%      .61%
   Financial Square Federal Fund.............................    .155%      .61%
   Financial Square Municipal Money Market Fund..............    .285%      .74%

  The information set forth in the foregoing table and hypothetical example relates only to FST Administration Shares of the Funds. The Funds also offer FST Shares, FST Preferred Shares and FST Service Shares. The other classes of the Funds are subject to different fees and expenses (which affect perfor-mance) and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  Service Organizations may charge other fees to their customers who are the beneficial owners of FST Administration Shares in connection with their cus-tomers' accounts. See "Administration." Such fees, if any, may affect the re-turn such customers realize with respect to their investments.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicat-ed. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Adviser."

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a share (of the class specified) of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds outstanding during the periods ended on or prior to December 31, 1996 have been audited by Arthur Andersen LLP, independent public accountants, whose report, which appears in the annual report to share-holders of the Funds for the fiscal year ended December 31, 1996 (the "Annual Report") is incorporated by reference into and attached to the Statement of Additional Information. The following data for each of the above referenced Funds along with the Financial Square Treasury Instruments and Financial Square Federal Funds for the period ended June 30, 1997 is unaudited, and de-rived from financial statements included in the semi-annual report to share-holders of the Fund for the period ended June 30, 1997, (the "Semi-Annual Re-port"). The Annual Report and the Semi-Annual Report should be read in con-junction with the financial statements and related notes incorporated by ref-erence and attached to the Statement of Additional Information.

  Financial Square Municipal Money Market and Financial Square Premium Money Market Funds had no operations during the periods shown. Accordingly, there are no selected per share data and ratios presented for these Funds.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                     RATIO OF NET RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             EXPENSES TO   INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT                AVERAGE     INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL         NET      AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
             -------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0267      $  --        $0.0267     $(0.0267)     $1.00     5.53%(b)      0.18%(b)     5.39%(b)
1997-FST Pre-
ferred Shares...     1.00     0.0262         --         0.0262      (0.0262)      1.00     5.42(b)       0.28(b)      5.31(b)
1997-FST Admin-
istration
shares..........     1.00     0.0255         --         0.0255      (0.0255)      1.00     5.27(b)       0.43(b)      5.15(b)
1997-FST Service
shares..........     1.00     0.0243         --         0.0243      (0.0243)      1.00     5.00(b)       0.68(b)      4.90(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.     1.00     0.0529         --         0.0529      (0.0529)      1.00     5.41          0.18         5.29
1996-FST Pre-
ferred
shares(c).......     1.00     0.0346         --         0.0346      (0.0346)      1.00     5.28(b)       0.28(b)      5.19(b)
1996-FST Admin-
istration
shares..........     1.00     0.0506         --         0.0506      (0.0506)      1.00     5.14          0.43         5.06
1996-FST Service
shares..........     1.00     0.0478         --         0.0478      (0.0478)      1.00     4.88          0.68         4.78
1995-FST shares.     1.00     0.0586         --         0.0586      (0.0586)      1.00     6.02          0.18         5.86
1995-FST Admin-
istration
shares..........     1.00     0.0559         --         0.0559      (0.0559)      1.00     5.75          0.43         5.59
1995-FST Service
shares..........     1.00     0.0533         --         0.0533      (0.0533)      1.00     5.49          0.68         5.33
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0401         --         0.0401      (0.0401)      1.00     4.38(b)       0.18(b)      4.38(b)
1994-FST Admin-
istration
shares(d).......     1.00     0.0383         --         0.0383      (0.0383)      1.00     4.12(b)       0.43(b)      4.18(b)
1994-FST Service
shares(d).......     1.00     0.0364         --         0.0364      (0.0364)      1.00     3.86(b)       0.68(b)      3.98(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0311      0.0002        0.0313      (0.0313)      1.00     3.18          0.17         3.11
1994-FST Admin-
istration
shares..........     1.00     0.0286      0.0002        0.0288      (0.0288)      1.00     2.92          0.42         2.86
1994-FST Service
shares..........     1.00     0.0261      0.0002        0.0263      (0.0263)      1.00     2.66          0.67         2.61
1993-FST shares.     1.00     0.0360      0.0007        0.0367      (0.0367)      1.00     3.75          0.18         3.60
1993-FST Admin-
istration
shares(e).......     1.00     0.0068      0.0001        0.0069      (0.0069)      1.00     3.02(b)       0.44(b)      2.96(b)
1993-FST Service
shares..........     1.00     0.0301      0.0007        0.0308      (0.0308)      1.00     3.23          0.68         3.01
1992-FST shares.     1.00     0.0572      0.0002        0.0574      (0.0574)      1.00     5.99          0.18         5.72
1992-FST Service
shares(e).......     1.00     0.0027         --         0.0027      (0.0027)      1.00     4.10(b)       0.66(b)      4.10(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0727         --         0.0727      (0.0727)      1.00     8.27(b)       0.18(b)      8.04(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
             -------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $3,813,081    0.23%(b)      5.34%(b)
1997-FST Pre-
ferred Shares...     240,047    0.33(b)       5.26(b)
1997-FST Admin-
istration
shares..........     295,977    0.48(b)       5.10(b)
1997-FST Service
shares..........     121,165    0.73(b)       4.85(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.   3,901,797    0.23          5.24
1996-FST Pre-
ferred
shares(c).......     127,126    0.33(b)       5.14(b)
1996-FST Admin-
istration
shares..........     215,898    0.48          5.01
1996-FST Service
shares..........     115,154    0.73          4.73
1995-FST shares.   3,295,791    0.22          5.82
1995-FST Admin-
istration
shares..........     147,894    0.47          5.55
1995-FST Service
shares..........      65,278    0.72          5.29
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......   2,774,849    0.24(b)       4.32(b)
1994-FST Admin-
istration
shares(d).......      66,113    0.49(b)       4.12(b)
1994-FST Service
shares(d).......      41,372    0.74(b)       3.92(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.   1,831,413    0.25          3.03
1994-FST Admin-
istration
shares..........      35,250    0.50          2.78
1994-FST Service
shares..........      14,001    0.75          2.53
1993-FST shares.     813,126    0.25          3.53
1993-FST Admin-
istration
shares(e).......       1,124    0.52(b)       2.88(b)
1993-FST Service
shares..........         336    0.75          2.94
1992-FST shares.     917,073    0.27          5.63
1992-FST Service
shares(e).......         118    0.74(b)       4.02(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     578,495    0.28(b)       7.94(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e) FST Administration share and FST Service share activity commenced during November of 1992 and January of 1992, respectively.
(f) Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
----------------------
1997-FST
shares..........    $1.00    $0.0269      $   --       $0.0269     $(0.0269)     $1.00     5.57%(b)      0.18%(b)     5.44%(b)
1997-FST Pre-
ferred Shares...     1.00     0.0264          --        0.0264      (0.0264)      1.00     5.46(b)       0.28(b)      5.36(b)
1997-FST Admin-
istration
shares..........     1.00     0.0257          --        0.0257      (0.0257)      1.00     5.30(b)       0.43(b)      5.18(b)
1997-FST Service
shares..........     1.00     0.0244          --        0.0244      (0.0244)      1.00     5.04(b)       0.68(b)      4.93(b)
FOR THE YEARS ENDED DECEMBER 31,
----------------
1996-FST shares.     1.00     0.0533      0.0001        0.0534      (0.0534)      1.00     5.45          0.18         5.33
1996-FST
Preferred
shares(c).......     1.00     0.0348        --          0.0348      (0.0348)      1.00     5.31(b)       0.28(b)      5.23(b)
1996-FST
Administration
shares..........     1.00     0.0504      0.0001        0.0505      (0.0505)      1.00     5.19          0.43         5.04
1996-FST Service
shares..........     1.00     0.0484        --          0.0484      (0.0484)      1.00     4.93          0.68         4.84
1995-FST shares.     1.00     0.0589        --          0.0589      (0.0589)      1.00     6.07          0.15         5.89
1995-FST
Administration
shares..........     1.00     0.0561        --          0.0561      (0.0561)      1.00     5.80          0.40         5.61
1995-FST Service
shares(d).......     1.00     0.0231        --          0.0231      (0.0231)      1.00     5.41(b)       0.65(b)      4.93(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     1.00     0.0305        --          0.0305      (0.0305)      1.00     4.91(b)       0.11(b)      4.88(b)
1994-FST
Administration
shares(d).......     1.00     0.0298        --          0.0298      (0.0298)      1.00     4.65(b)       0.36(b)      4.82(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
----------------------
1997-FST
shares..........  $3,992,002    0.23%(b)      5.39%(b)
1997-FST Pre-
ferred Shares...      43,759    0.33(b)       5.31(b)
1997-FST Admin-
istration
shares..........     276,152    0.48(b)       5.13(b)
1997-FST Service
shares..........     290,345    0.73(b)       4.88(b)
FOR THE YEARS ENDED DECEMBER 31,
----------------
1996-FST shares.   2,540,366    0.23          5.28
1996-FST
Preferred
shares(c).......      17,510    0.33(b)       5.18(b)
1996-FST
Administration
shares..........     165,766    0.48          4.99
1996-FST Service
shares..........     234,376    0.73          4.79
1995-FST shares.   2,069,197    0.23          5.81
1995-FST
Administration
shares..........     137,412    0.48          5.53
1995-FST Service
shares(d).......       4,219    0.73(b)       4.85(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     862,971    0.25(b)       4.74(b)
1994-FST
Administration
shares(d).......      66,560    0.50(b)       4.68(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST, FST Administration and FST Service share activity commenced May 18, 1994, May 20, 1994 and July 14, 1995, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                      RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                                            RATIO OF NET  INVESTMENT
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM DISTRIBUTIONS   NET ASSET               EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO         VALUE AT      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  END OF PERIOD RETURN(A)      ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0262      $0.0001      $0.0263     $(0.0263)       $1.00       5.43%(b)      0.18%(b)     5.28%(b)
1997-FST Pre-
ferred shares ..     1.00     0.0257       0.0001       0.0258      (0.0258)        1.00       5.32(b)       0.28(b)      5.18(b)
1997-FST Admin-
istration shares
 ................     1.00     0.0249       0.0001       0.0250      (0.0250)        1.00       5.16(b)       0.43(b)      5.03(b)
1997-FST Service
shares .........     1.00     0.0237       0.0001       0.0238      (0.0238)        1.00       4.90(b)       0.68(b)      4.78(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.     1.00     0.0522       0.0003       0.0525      (0.0524)        1.00       5.35          0.18         5.22
1996-FST
Preferred
shares(c).......     1.00     0.0342       0.0001       0.0343      (0.0343)        1.00       5.24(b)       0.28(b)      5.11(b)
1996-FST
Administration
shares..........     1.00     0.0497       0.0002       0.0499      (0.0498)        1.00       5.09          0.43         4.97
1996-FST Service
shares..........     1.00     0.0472       0.0002       0.0474      (0.0474)        1.00       4.83          0.68         4.72
1995-FST shares.     1.00     0.0573       0.0005       0.0578      (0.0578)        1.00       5.96          0.18         5.73
1995-FST
Administration
shares..........     1.00     0.0547       0.0005       0.0552      (0.0552)        1.00       5.69          0.43         5.47
1995-FST Service
shares..........     1.00     0.0521       0.0005       0.0526      (0.0526)        1.00       5.43          0.68         5.21
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0379      (0.0001)      0.0378      (0.0378)        1.00       4.23(b)       0.18(b)      4.13(b)
1994-FST
Administration
shares(d).......     1.00     0.0388      (0.0001)      0.0387      (0.0387)        1.00       3.97(b)       0.43(b)      4.24(b)
1994-FST Service
shares(d).......     1.00     0.0349      (0.0001)      0.0348      (0.0348)        1.00       3.71(b)       0.68(b)      3.82(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0301       0.0007       0.0308      (0.0307)        1.00       3.11          0.17         3.01
1994-FST
Administration
shares..........     1.00     0.0276       0.0006       0.0282      (0.0281)        1.00       2.85          0.42         2.76
1994-FST Service
shares..........     1.00     0.0251       0.0008       0.0259      (0.0256)        1.00       2.60          0.67         2.51
1993-FST shares.     1.00     0.0342       0.0012       0.0354      (0.0355)        1.00       3.69          0.18         3.42
1993-FST
Administration
shares(e) ......     1.00     0.0009        --          0.0009      (0.0009)        1.00       2.83(b)       0.43(b)      2.83(b)
1993-FST Service
shares..........     1.00     0.0296       0.0016       0.0312      (0.0309)        1.00       3.17          0.68         2.96
1992-FST shares.     1.00     0.0549       0.0015       0.0564      (0.0561)        1.00       5.84          0.18         5.49
1992-FST Service
shares(e).......     1.00     0.0113       0.0006       0.0119      (0.0116)        1.00       4.47(b)       0.68(b)      3.77(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0600       0.0006       0.0606      (0.0605)        1.00       8.06(b)       0.21(b)      7.74(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $2,140,063    0.24%(b)      5.22%(b)
1997-FST Pre-
ferred shares ..       2,826    0.34(b)       5.12(b)
1997-FST Admin-
istration shares
 ................     638,287    0.49(b)       4.97(b)
1997-FST Service
shares .........     232,548    0.74(b)       4.72(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.   2,291,051    0.24          5.16
1996-FST
Preferred
shares(c).......      46,637    0.34(b)       5.05(b)
1996-FST
Administration
shares..........     536,895    0.49          4.91
1996-FST Service
shares..........     220,560    0.74          4.66
1995-FST shares.   1,587,715    0.23          5.68
1995-FST
Administration
shares..........     283,186    0.48          5.42
1995-FST Service
shares..........     139,117    0.73          5.16
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     958,196    0.25(b)       4.06(b)
1994-FST
Administration
shares(d).......      82,124    0.50(b)       4.17(b)
1994-FST Service
shares(d).......      81,162    0.75(b)       3.75(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     812,420    0.24          2.94
1994-FST
Administration
shares..........      24,485    0.49          2.69
1994-FST Service
shares..........      35,656    0.74          2.44
1993-FST shares.     776,181    0.26          3.34
1993-FST
Administration
shares(e) ......           1    0.51(b)       2.75(b)
1993-FST Service
shares..........       5,155    0.76          2.88
1992-FST shares.     413,171    0.28          5.39
1992-FST Service
shares(e).......       3,634    0.78(b)       3.67(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     229,988    0.34(b)       7.61(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e) FST Administration and FST Service share activity commenced during January of 1993 and October of 1991, respectively.
(f) Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund
-------------------------------------------------------------------------------


                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)
-----------------------
1997-FST
shares(c).......    $1.00    $ 0.0168     0.0002      $ 0.0170     $(0.0170)     $1.00     5.29%(b)      0.18%(b)     5.12%(b)
1997-FST Pre-
ferred shares
(c).............     1.00      0.0043     0.0002        0.0045      (0.0045)      1.00     5.19(b)       0.28(b)      5.04(b)
1997-FST Admin-
istration shares
(c).............     1.00      0.0122     0.0002        0.0124      (0.0124)      1.00     5.06(b)       0.43(b)      4.89(b)
1997-FST Service
shares (c)......     1.00      0.0150     0.0002        0.0152      (0.0152)      1.00     4.73(b)       0.68(b)      4.63(b)
                               RATIOS ASSUMING NO
                             WAIVER OF FEES AND NO
                              EXPENSE LIMITATIONS
                            -------------------------
                     NET
                  ASSETS AT              RATIO OF NET
                     END     RATIO OF     INVESTMENT
                  OF PERIOD EXPENSES TO   INCOME TO
                     (IN    AVERAGE NET  AVERAGE NET
                   000'S)     ASSETS        ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)
-----------------------
1997-FST
shares(c).......  $237,444     0.36%(b)      4.94%(b)
1997-FST Pre-
ferred shares
(c).............         2     0.46(b)       4.86(b)
1997-FST Admin-
istration shares
(c).............     1,132     0.61(b)       4.71(b)
1997-FST Service
shares (c)......    35,901     0.86(b)       4.45(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Share, FST Preferred Share, FST Administration Share, and FST Service Share activity commenced March 3, 1997, May 30, 1997, April 1, 1997, and March 5, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

-------------------------------------------------------------------------------

                                                INCOME FROM INVESTMENT OPERATIONS
                                             ----------------------------------------

                                   NET ASSET                                 TOTAL
                                   VALUE AT     NET     NET REALIZED GAIN INCOME FROM DISTRIBUTIONS  NET ASSET
                                   BEGINNING INVESTMENT   ON INVESTMENT   INVESTMENT       TO       VALUE AT END   TOTAL
                                   OF PERIOD   INCOME     TRANSACTIONS    OPERATIONS  SHAREHOLDERS   OF PERIOD   RETURN(A)
          ------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST shares......                $1.00    $ 0.0264       $0.0001       $ 0.0265     $(0.0265)      $1.00       5.47%(b)
1997-FST Preferred
shares...............                 1.00      0.0259        0.0001         0.0260      (0.0260)       1.00       5.37(b)
1997-FST Administra-
tion shares..........                 1.00      0.0251        0.0001         0.0252      (0.0252)       1.00       5.21(b)
1997-FST Service
shares...............                 1.00      0.0239        0.0001         0.0240      (0.0240)       1.00       4.95(b)
FOR THE YEARS ENDED
DECEMBER 31,
-------------------
1996-FST shares......                 1.00      0.0525        0.0001         0.0526      (0.0526)       1.00       5.38
1996-FST Preferred
shares(c)............                 1.00      0.0344        0.0001         0.0345      (0.0345)       1.00       5.26(b)
1996-FST Administra-
tion shares..........                 1.00      0.0501        0.0001         0.0502      (0.0502)       1.00       5.12
1996-FST Service
shares...............                 1.00      0.0474        0.0001         0.0475      (0.0475)       1.00       4.86
1995-FST shares......                 1.00      0.0581        0.0001         0.0582      (0.0582)       1.00       6.00
1995-FST Administra-
tion shares..........                 1.00      0.0554        0.0001         0.0555      (0.0555)       1.00       5.74
1995-FST Service
shares(d)............                 1.00      0.0320         --            0.0320      (0.0320)       1.00       5.40(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...                 1.00      0.0424         --            0.0424      (0.0424)       1.00       4.36(b)
1994-FST Administra-
tion shares(e).......                 1.00      0.0426         --            0.0426      (0.0426)       1.00       4.10(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...                 1.00      0.0256        0.0001         0.0257      (0.0257)       1.00       3.14(b)
1993-FST Administra-
tion shares(d).......                 1.00      0.0120        0.0001         0.0121      (0.0121)       1.00       2.87(b)
----


                                                     WAIVER OF FEES AND NO
                                                      EXPENSE LIMITATIONS
                                                     ---------------------

                                              RATIO OF NET                             RATIO OF NET
                              RATIO OF NET     INVESTMENT       NET        RATIO OF     INVESTMENT
                              EXPENSES TO       INCOME TO   ASSETS AT END EXPENSES TO   INCOME TO
                              AVERAGE NET      AVERAGE NET    OF PERIOD   AVERAGE NET   AVERAGE NET
                                ASSETS           ASSETS     (IN 000'S)     ASSETS         ASSETS
---------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

1997-FST shares......            0.18%(b)        5.33%(b)  $1,222,437      0.22%(b)      5.29%(b)
1997-FST Preferred
shares...............            0.28(b)         5.32(b)       48,896      0.32(b)       5.28(b)
1997-FST Administra-
tion shares..........            0.43(b)         5.07(b)      190,742      0.47(b)       5.03(b)
1997-FST Service
shares...............            0.68(b)         4.83(b)      603,520      0.72(b)       4.79(b)
FOR THE YEARS ENDED
DECEMBER 31,
-------------------
1996-FST shares......            0.18            5.25         858,769      0.24          5.19
1996-FST Preferred
shares(c)............            0.28(b)         5.14(b)          112      0.34(b)       5.08(b)
1996-FST Administra-
tion shares..........            0.43            5.01         145,108      0.49          4.95
1996-FST Service
shares...............            0.68            4.74         223,554      0.74          4.68
1995-FST shares......            0.18            5.81         743,884      0.24          5.75
1995-FST Administra-
tion shares..........            0.43            5.54          82,386      0.49          5.48
1995-FST Service
shares(d)............            0.68(b)         5.08(b)       14,508      0.74(b)       5.02(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...            0.15(b)         4.64(b)      258,350      0.25(b)       4.54(b)
1994-FST Administra-
tion shares(e).......            0.40(b)         4.67(b)       54,253      0.50(b)       4.57(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...            0.08(b)         3.10(b)       44,697      0.59(b)       2.59(b)
1993-FST Administra-
tion shares(d).......            0.35(b)         2.85(b)       14,126      0.76(b)       2.44(b)

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced April 6, 1993, September 1, 1993 and May 16, 1995, respectively.
(e) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund
-------------------------------------------------------------------------------


                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
         --------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30,
(UNAUDITED)
-----------------------------
1997-FST
shares(c).......    $1.00    $ 0.0178      --        $ 0.0178     $ (0.0178)    $1.00     5.47%(b)      0.18%(b)     5.36%(b)
1997-FST Pre-
ferred
shares(c).......     1.00      0.0047      --          0.0047       (0.0047)     1.00     5.46(b)       0.28(b)      5.28(b)
1997-FST Admin-
istration
shares(c).......     1.00      0.0128      --          0.0128       (0.0128)     1.00     5.25(b)       0.43(b)      5.17(b)
1997-FST Service
shares(c).......     1.00      0.0131      --          0.0131       (0.0131)     1.00     4.99(b)       0.68(b)      4.90(b)
                              RATIOS ASSUMING NO
                            WAIVER OF FEES AND NO
                    NET      EXPENSE LIMITATIONS
                   ASSETS  -------------------------
                   AT END               RATIO OF NET
                     OF     RATIO OF     INVESTMENT
                   PERIOD  EXPENSES TO   INCOME TO
                    (IN    AVERAGE NET  AVERAGE NET
                   000'S)    ASSETS        ASSETS
         --------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30,
(UNAUDITED)
-----------------------------
1997-FST
shares(c).......  $714,024    0.36%(b)      5.18%(b)
1997-FST Pre-
ferred
shares(c).......         2    0.46(b)       5.10(b)
1997-FST Admin-
istration
shares(c).......   137,933    0.61(b)       4.99(b)
1997-FST Service
shares(c).......   122,323    0.86(b)       4.72(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)  Annualized.
(c) FST share, FST Preferred share, FST Administration share, and FST Service share activity commenced February 28, 1997, May 30, 1997, April 1, 1997 and March 25, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

-------------------------------------------------------------------------------

                                     INCOME FROM INVESTMENT OPERATIONS
                                     ---------------------------------------
                              NET                      NET         TOTAL
                             ASSET     NET          REALIZED      INCOME                     NET ASSET             RATIO OF NET
                           VALUE AT  INVEST-         GAIN ON       FROM        DISTRIBUTIONS VALUE AT              EXPENSES TO
                           BEGINNING   MENT        INVESTMENT   INVESTMENT          TO        END OF     TOTAL     AVERAGE NET
                           OF PERIOD  INCOME      TRANSACTIONS  OPERATIONS     SHAREHOLDERS   PERIOD   RETURN (A)     ASSETS
              -----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........             $1.00   $     0.0170           --   $     0.0170    $(0.0170)     $1.00      3.49%(b)     0.18%(b)
1997-FST Pre-
ferred shares...              1.00         0.0165           --         0.0165     (0.0165)      1.00      3.39(b)      0.28(b)
1997-FST Admin-
istration
shares..........              1.00         0.0158           --         0.0158     (0.0158)      1.00      3.23(b)      0.43(b)
1997-FST Service
shares..........              1.00         0.0146           --         0.0146     (0.0146)      1.00      2.97(b)      0.68(b)
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-FST shares.              1.00         0.0335          --          0.0335     (0.0335)      1.00      3.39         0.18
1996-FST Pre-
ferred
shares(c).......              1.00         0.0218          --          0.0218     (0.0218)      1.00      3.30(b)      0.28(b)
1996-FST Admin-
istration
shares..........              1.00         0.0310          --          0.0310     (0.0310)      1.00      3.13         0.43
1996-FST Service
shares..........              1.00         0.0285          --          0.0285     (0.0285)      1.00      2.88         0.68
1995-FST shares.              1.00         0.0381          --          0.0381     (0.0381)      1.00      3.89         0.14
1995-FST Admin-
istration
shares..........              1.00         0.0354          --          0.0354     (0.0354)      1.00      3.63         0.39
1995-FST Service
shares..........              1.00         0.0332          --          0.0332     (0.0332)      1.00      3.38         0.64
FOR THE PERIOD
ENDED DECEMBER
31,
--------------
1994-FST
shares(d).......              1.00         0.0156          --          0.0156     (0.0156)      1.00      3.41(b)      0.07(b)
1994-FST
Administration shares(d).     1.00         0.0136          --          0.0136     (0.0136)      1.00      3.19(b)      0.32(b)
1994-FST Service
shares(d).......              1.00         0.0091          --          0.0091     (0.0091)      1.00      3.11(b)      0.57(b)
----

                                                   RATIOS ASSUMING NO
                                                 WAIVER OF FEES AND NO
                                                  EXPENSE LIMITATIONS
                                                -------------------------
                        RATIO OF NET    NET                  RATIO OF NET
                         INVESTMENT  ASSETS AT   RATIO OF     INVESTMENT
                         INCOME TO     END OF   EXPENSES TO   INCOME TO
                        AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                           ASSETS    (IN 000'S)   ASSETS        ASSETS
-----------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........            3.46%(b)  $731,783     0.22%(b)      3.42%(b)
1997-FST Pre-
ferred shares...            3.24(b)      5,468     0.32(b)       3.20(b)
1997-FST Admin-
istration
shares..........            3.25(b)     96,496     0.47(b)       3.21(b)
1997-FST Service
shares..........            2.94(b)     27,597     0.72(b)       2.90(b)
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-FST shares.            3.35       440,838     0.23          3.30
1996-FST Pre-
ferred
shares(c).......            3.26(b)     28,731     0.33(b)       3.21(b)
1996-FST Admin-
istration
shares..........            3.10        51,661     0.48          3.05
1996-FST Service
shares..........            2.85        19,855     0.73          2.80
1995-FST shares.            3.81       448,367     0.24          3.71
1995-FST Admin-
istration
shares..........            3.54        20,939     0.49          3.44
1995-FST Service
shares..........            3.32        19,860     0.74          3.22
FOR THE PERIOD
ENDED DECEMBER
31,
--------------
1994-FST
shares(d).......            3.42(b)    183,570     0.31(b)       3.18(b)
1994-FST
Administration shares(d)    3.25(b)      2,042     0.56(b)       3.01(b)
1994-FST Service
shares(d).......            3.32(b)      2,267     0.81(b)       3.08(b)
----


























(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced July 19, 1994, August 1, 1994 and September 23, 1994, respectively.

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Fund is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for Federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be nec-essary so that the investments of the Fund qualify as eligible investments un-der the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. State chartered credit unions should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the law applicable to it.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    TAXABLE FUNDS: Prime Obligations, Money Market, Premium Money Market, Treasury Obligations and Government Funds.

    TAX ADVANTAGED FUNDS: Treasury Instruments and Federal Funds.

    TAX-EXEMPT FUNDS: Tax-Free Money Market and Municipal Money Market Funds.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT FUNDS: To maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing ex-clusively in high quality money market instruments. In order to obtain a rating from a rating organization, the Premium Money Market Fund will ob-serve special investment restrictions. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Treasury Obligations and U.S. Government Securities (each as defined here-in), respectively, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to de-termine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from in-terest on such obligations are exempt from state income taxation in the in-vestor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Fund may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Funds may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO. The Taxable Funds will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Fund may purchase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                           INVESTMENT POLICIES MATRIX

                                                                      SHORT-TERM
                                                                    OBLIGATIONS OF            ASSET-BACKED &   FOREIGN
                       US          US                                CORPORATIONS              RECEIVABLES-  GOVERNMENT
                    TREASURY   GOVERNMENT     BANK      COMMERCIAL    AND OTHER    REPURCHASE     BACKED     OBLIGATIONS
        FUND       OBLIGATIONS SECURITIES  OBLIGATIONS     PAPER       ENTITIES    AGREEMENTS  SECURITIES+      (US$)
------------------------------------------------------------------------------------------------------------------------
Prime Obligations      [_]         [_]         [_]          [_]          [_]           [_]         [_]
                                          U.S. banks                 U.S. entities
                                          only                       only
------------------------------------------------------------------------------------------------------------------------
Money Market           [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
                                          Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
  Premium Money        [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
   Market                                 Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]                                                             [_]
Obligations
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]
Instruments
------------------------------------------------------------------------------------------------------------------------
Government             [_]         [_]                                                 [_]
------------------------------------------------------------------------------------------------------------------------
Federal                [_]         [_]                                             (Does not
                                                                                   intend to
                                                                                   invest)
------------------------------------------------------------------------------------------------------------------------
Tax-Free Money                                              [_]
Market                                                  Tax-exempt
                                                        only
------------------------------------------------------------------------------------------------------------------------
Municipal Money                                             [_]
Market                                                  Tax-exempt
                                                        only

Note:   See "Description of Securities and Investment Techniques" for a de-
       scription of, and certain criteria applicable to, each of these catego-ries of investments.
    + To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.

---------------------------------------------------------------------------------------------------
                                                                      SUMMARY OF
  TAXABLE      TAX-EXEMPT       CREDIT      INVESTMENT    UNRATED    TAXATION FOR
MUNICIPALS     MUNICIPALS     QUALITY****   COMPANIES    SECURITIES DISTRIBUTIONS*  MISCELLANEOUS
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [ ]    Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------
    [_]
                               First          [_]            [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------

                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              generally
                                          in other                  exempt from
                                          investment                state taxation
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]
                               Tier       Up to 10% of              Taxable
                                          total assets              federal and
                                          in other                  state**
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                                                                                   Under
                               First          [_]                   Taxable        extraordinary
                               Tier       Up to 10% of              federal and    circumstances,
                                          total assets              generally      may hold cash,
                                          in other                  exempt from    U.S. Government
                                          investment                state taxation Securities
                                          companies                                subject to state
                                                                                   taxation or cash
                                                                                   equivalents
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May (but does
            At least 80% of    Second     Up to 10% of              federal and    not currently
            net assets in      Tier       total assets              taxable        intend to)
            Municipal                     in other                  state***       invest up to 20%
            Instruments                   investment                               in AMT
            (except in                    companies                                securities and
            extraordinary                                                          may temporarily
            circumstances)                                                         invest in the
                                                                                   taxable money
                                                                                   market
                                                                                   instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May invest up to
            At least 80% of    Second     Up to 10% of              federal and    100% in AMT
            net assets in      Tier       total assets              taxable        securities and
            Municipal                     in other                  state***       may temporarily
            Instruments                   investment                               invest in the
            (except in                    companies                                taxable money
            extraordinary                                                          market
            circumstances)                                                         instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
   ** Taxable in many states except for distributions from U.S. Treasury obli-gation interest income and certain U.S. Government securities interest income.
  *** Taxable except for distributions from interest on obligations of an in-
      vestor's state of residence in certain states.
 **** To the extent permitted by Rule 2a-7, a Fund holding a security fully supported by a guarantee may substitute the credit quality of the guaran-tee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in U.S. Treasury Obliga-tions and the Federal Fund may also invest in certain U.S. Government Securi-ties the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumen-talities of the U.S. Government, including the Federal Home Loan Banks, Fed-eral Farm Credit Banks, Tennessee Valley Authority and the Student Loan Mar-keting Association.

CUSTODIAL RECEIPTS

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (including certificates of deposit, commer-cial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obli-gations may also include debt obligations issued by U.S. subsidiaries of such banks.

  The Money Market and Premium Money Market Funds may also invest in "Foreign Bank Obligations" limited to U.S. dollar-denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the spe-cific obligations or by government regulation.

  The Money Market and Premium Money Market Funds will invest more than 25% of their total assets in bank obligations (whether foreign or domestic), includ-ing bank commercial paper. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Funds may, for defensive purposes, temporarily invest less than 25% of their total assets in bank obligations. As a result, the Funds may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehen-sive regulations which, in the case of U.S. regulations, have undergone sub-stantial changes in the past decade. The enactment of new legislation or regu-lations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included de-regulation of interest rates, increased competition from other types of finan-cial institutions, increased acquisition activity, geographic expansion and, during the late 1980's, an increased number of bank failures. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "Foreign Government Obligations--For-eign Risks" below.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Commercial Paper" (including variable amount master demand notes and asset-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corpora-tions (Money Market and Premium Money Market Funds only), foreign commercial banks (Money Market and Premium Money Market Funds only) or other entities. In addition, the Funds may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaran-teed by U.S. corporations, foreign corporations (Money Market and Premium Money Market Funds only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Asset-Backed and Receivables-Backed Securities" which represent par-ticipations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such as-set pools are securitized through the use of privately-formed trusts or spe-cial purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy is-sued by a financial institution, or other credit enhancements may be present. To the extent consistent with its investment objectives and policies, each of the Prime Obligations, Money Market and Premium Money Market Funds may invest in new types of mortgage-related securities and in other asset-backed securi-ties that may be developed in the future.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market and Premium Money Market Funds may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs. The Money Market and Premium Money Market Funds may not invest more than 25% of their total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS. Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  TYPES OF MUNICIPAL INSTRUMENTS:

                                        TAX-FREE MONEY MARKET AND
                                        MUNICIPAL MONEY MARKET FUNDS
     -------------------------------------------------------------------------
       FIXED RATE NOTES AND SIMILAR     In highest short-term or one of the
       DEBT INSTRUMENTS                 two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       VARIABLE AND FLOATING RATE       In highest short-term or one of the
       DEMAND INSTRUMENTS               two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       TAX-EXEMPT COMMERCIAL PAPER      In highest rating category
     -------------------------------------------------------------------------
       MUNICIPAL BONDS                  In one of the two highest rating
                                        categories
     -------------------------------------------------------------------------
       UNRATED NOTES, PAPER, BONDS AND  Determined to be of comparable quality
       OTHER INSTRUMENTS                by Adviser pursuant to criteria
                                        approved by the Trustees

  As a matter of fundamental policy, at least 80% of each of the Tax-Free Money Market and Municipal Money Market Fund's net assets will ordinarily be invested in Municipal Instruments. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Fund. The Prime Obligations, Money Market and Premium Money Market Funds may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for fed-eral income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at ma-turity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Funds to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When consider-ing whether an obligation meets a Fund's quality standards, the Fund will, to the extent permitted by Rule 2a-7, look to the creditworthiness of the party providing unconditional demand features or other unconditional obligations to support the credit of the issuer of the security. A Fund may consider the ma-turity of a variable or floating rate Municipal Instrument to be shorter than its ultimate stated maturity if the Fund has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate stated maturity, subject to the conditions for using amortized cost valuation under the Investment Company Act. A Fund may purchase such variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Funds (other than the Treasury Obliga-tions, Treasury Instruments, Government and Federal Funds) may invest in in-dustrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to shareholders un-der the federal alternative minimum tax. See "Taxes" and "Distributions." Mu-nicipal Fund may invest up to 100% of its assets in private activity bonds. Tax-Free Fund does not currently intend to invest in such bonds. If Tax-Free Fund's policy not to invest in private activity bonds should change in the fu-ture, shareholders would be notified and such investments would not exceed 20% of Tax-Free Fund's net assets.

  OTHER POLICIES. Ordinarily the Tax-Exempt Funds expect that 100% of their portfolio securities will be Municipal Instruments. However, the Funds may hold cash or invest in short-term taxable securities as set forth above. Such Funds may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, busi-ness or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Funds may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facili-ties, (b) Municipal Instruments whose issuers are in the same state or (c) in-dustrial development obligations. Concentration of a Fund's investments in these Municipal Instruments will subject the Fund, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding Prime Obligations Fund) which have a branch, agency or subsidiary in the United States. In addition, these Funds may ac-quire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Fund (other than the Treasury Obligations, Treasury Instru-ments, Government and Federal Funds) may acquire the right to sell the secu-rity to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Fund (other than the Treasury Instruments Fund) may only enter into re-purchase agreements with primary dealers in U.S. Government Securities. A re-purchase agreement is an agreement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the dif-ference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or sub-custodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or prin-cipal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agree-ment, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Fund will be taxable to its shareholders. In addition, each Fund, together with other registered investment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint ac-count, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until three days prior to settle-ment date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the for-ward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Al-though a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Fund's investments in securities of other investment companies will be subject to the limitations on such invest-ments prescribed by the Investment Company Act. These limits include a prohi-bition on any Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Fund's to-tal assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Fund will indi-rectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the acquiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT FUNDS. Each Fund will comply with the conditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those condi-tions relating to maturity, diversification and credit quality. These operat-ing policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. Treasury Obligations Fund's policy of limiting its in-vestments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment objectives and policies not specifically des-ignated as fundamental are non-fundamental and may be changed without share-holder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific re-stricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will care-fully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buy-ers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Funds. Goldman Sachs registered as an investment adviser in 1981. As of November 21, 1997, Goldman Sachs, together with its affiliates, acted as investment adviser or distributor for approximately $133.6 billion in assets.

  As of November 29, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $152 billion and partners' capital of $5.3 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable and Tax-Advantaged Fund may enter into principal transactions in certain taxable money market instruments, in-cluding repurchase agreements, with Goldman Sachs.

  Under the Management Agreement, GSAM continually manages each Fund, includ-ing the purchase, retention and disposition of its securities and other as-sets. In addition, GSAM administers each Fund's business affairs and performs various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Trustees and each Fund's investment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                                                    FISCAL YEAR
                                                                       ENDED
                                                        CONTRACTUAL DECEMBER 31,
                                                           RATE         1996
                                                        ----------- ------------
Financial Square Prime Obligations Fund................    .205%        .17%
Financial Square Money Market Fund.....................    .205%        .17%
Financial Square Premium Money Market Fund.............    .205%         N/A*
Financial Square Treasury Obligations Fund.............    .205%        .17%
Financial Square Treasury Instruments Fund.............    .205%         N/A*
Financial Square Government Fund.......................    .205%        .17%
Financial Square Federal Fund..........................    .205%         N/A*
Financial Square Tax Free Money Market Fund............    .205%        .17%
Financial Square Municipal Money Market Fund...........    .205%         N/A*

* As of December 31, 1996, the Premium Money Market Fund, Treasury Instruments Fund, Federal Fund and Municipal Money Market Fund had not commenced opera-tions.

  A Management Agreement combining both advisory and administrative services was adopted effective April 30, 1997. The contractual rate set forth in the table is the rate payable under the Management Agreement and is identical to the aggregate advisory and administration fees payable by each Fund under the previously separate investment advisory and administration agreements. For the fiscal year ended December 31, 1996, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated fees and the actual fees paid by the Funds reflects the fact that the Investment Adviser did not charge the full amount of the fees to which it would have been entitled.

  GSAM has agreed not to impose a portion of its management fee and/or to re-duce or otherwise limit the total operating expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses). GSAM has no current intention to but may in the future discontinue or modify any of such reductions or limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds in order to increase the assets of the Funds. In-creasing the Fund's assets may enhance investment flexibility and diversifica-tion. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Funds and other shareholders in deciding whether to redeem its shares.

                                     TAXES

  Each Fund is treated as a separate entity for federal tax purposes. The Treasury Instruments and Federal Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to continue to qualify for such treatment under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Fund must satisfy certain requirements relating to the sources of its in-come, diversification of its assets and distribution of its income to share-holders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with cer-tain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any "exempt-interest dividends" paid by the Tax-Exempt Funds, as described below. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. These tax consequences will apply to distributions of any Fund regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions of Municipal Fund that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Funds intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in shareholders' fed-eral gross income. Dividends paid by these Funds from interest on tax-exempt obligations and properly designated by the Funds as exempt-interest dividends, including dividends attributable to exempt-interest dividends received by a Fund from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax, and the extent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain indus-trial development or private activity bonds should consult their own tax ad-visers before purchasing shares of these Funds. Interest incurred to purchase or carry shares of these Funds will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Funds.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  If a Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim for-eign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption is generally available to the extent a Fund's distributions are derived from in-terest on (or, in the case of intangible property taxes, the value of its as-sets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a po-litical subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund (other than the Government, Treasury Obli-gations and Premium Money Market Funds) is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. The net asset value of Government, Treasury Obli-gations and Premium Money Market Funds is determined as of 5:00 p.m. New York time on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attribut-able to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when The Bond Market Association ("BMA") recommends that the securities markets close early, the Treasury In-struments, Federal and Premium Money Market Funds will cease, and each other Fund reserves the right to cease, accepting purchase and redemption orders for same Business Day credit at the time BMA recommends that the securities mar-kets close. On days any Fund closes early, purchase and redemption orders re-ceived after the BMA recommended closing time will be credited to the next Business Day. In addition, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Fund seeks to maintain a net asset value of $1.00 per share. In this connection, each Fund values its portfolio securities on the basis of amor-tized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For a more complete description of the amortized cost valuation method and its effect on existing and prospec-tive shareholders, see the Statement of Additional Information. There can be no assurance that a Fund will be able at all times to maintain a net asset value per share of $1.00.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield, effective yield and average annual total return. Average annual total return is determined by com-puting the average annual percentage change in value of $1,000 invested at the maximum public offering price for a specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may furnish total return calcula-tions based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. The yield of a Fund refers to the income generated by an investment in that Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Funds and the Federal and Treasury Instruments Funds may each also quote tax-equivalent yield. Each Fund's tax-equivalent yield is calcu-lated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's total return, yield, effective yield or tax-equiva-lent yield may be in any future period. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of shares in existence. Because each such class of shares is subject to different expenses, the total return and net yield of such classes of a Fund for the same period may differ. See "Organiza-tion and Shares of the Trust" below.

                     ORGANIZATION AND SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly se-ries of Goldman Sachs Money Market Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have au-thority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by share-holders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes. (Institutions that provide services to holders of FST Pre-ferred Shares, FST Administration Shares or FST Service Shares are referred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  Shares of a Fund will be voted seperately by Fund with respect to matters pertaining to that Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of each Fund are re-quired to approve the adoption of any management agreement relating to that Fund and any changes in fundamental investment restrictions or policies of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund.

  As of August 8, 1997, Harris Trust & Savings Bank, 200 W. Monroe St. Fl 12, Chicago, IL 60606, owned of record 35.04% of the outstanding shares of Trea-sury Instruments Fund and National City Bank, P.O. Box 5756, Cleveland, OH 44101-0756, owned of record 32.86% of the outstanding shares of Premium Money Market Fund.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Investment Company Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

                                ADMINISTRATION

  Each Fund has adopted an Administration Plan with respect to the FST Admin-istration Shares which authorizes it to compensate certain institutions for providing account administration services to their customers who are benefi-cial owners of such Shares (each a "Service Organization"). Each Fund will en-ter into agreements with Service Organizations which purchase FST Administra-tion Shares on behalf of their customers ("Service Agreements"). The Service Agreements will provide for compensation to the Service Organization in an amount up to .25% (on an annualized basis) of the average daily net asset value of the FST Administration Shares of that Fund attributable to or held in the name of the Service Organization for its customers. The services provided by a Service Organization may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for its customers, and processing orders to purchase, redeem and exchange FST Administration Shares for its customers.

  For the fiscal year ended December 31, 1996, the Trust, on behalf of the Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, Govern-ment Fund and Tax-Free Fund paid Service Organizations fees at the annual rate of .25% of each Fund's average daily net assets attributable to FST Adminis-tration Shares. As of December 31, 1996, the Premium Money Market Fund, Trea-sury Instruments Fund, Federal Fund and Municipal Money Market Fund had not commenced operations.

  Holders of FST Administration Shares of a Fund will bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations may charge other fees to their customers who are the beneficial owners of FST Administration Shares in connection with their cus-tomer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Fund.

  Normally, purchase, exchange and redemption orders will not be effective un-til received by Goldman Sachs. The Trust may, however, authorize certain Serv-ice Organizations and/or transfer agents that provide recordkeeping, reporting and processing services to their customers to accept on the Trust's behalf or-ders placed by or on behalf of such customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order in proper form by or on behalf of a customer when the order is accepted by the authorized Service Organiza-tion or intermediary on a Business Day, and the order will be priced at a Fund's net asset value per share next determined after such acceptance. The Service Organization or intermediary will be responsible for transmitting ac-cepted orders to the Trust within the period agreed upon by them. A customer should contact its Service Organization to learn whether it is authorized to accept orders for the Trust. The Service Organizations may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to each of the Funds' respective share classes. These payments may be in addi-tion to other servicing and/or sub-transfer agency payments borne by the Funds and their share classes.

  The Investment Adviser, Distributor, and/or their affiliates may also pay other compensation, from time to time, out of their assets and not as an addi-tional charge to the Funds, to selected Service Organizations and other per-sons in connection with the sale and/or servicing of Shares of the Funds and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time clients' assets have remained in the Trust), and subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their clients have invested (or may invest) in particular portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses.

  All inquiries of beneficial owners of FST Administration Shares of the Funds should be directed to such owners' Service Organization.

                              PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Administration Shares will be Service Organizations or their nominees, which may purchase FST Administra-tion Shares of the Funds through Goldman Sachs. Customers of Service Organiza-tions may invest in such shares only through their Service Organizations.

  As set forth below, FST Administration Shares of the Funds may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase amount in federal funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as the sub-custodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Administration Shares may also be made by a Service Organi-zation by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of receipt and that checks will be converted to federal funds within two Business Days after receipt. FST Administration Shares purchased by check may not be redeemed until the check has cleared, as described under "Redemp-tion of Shares."

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the pur-chase amount in federal funds. It is expected that ACH transfers will ordinar-ily be converted to federal funds on the Business Day following receipt of the ACH transfer.

  FST Administration Shares of each Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Adminis-tration Shares purchased as follows:

-------------------------------------------------------------------------------

   IF ORDER IS RECEIVED FROM A SERVICE
   ORGANIZATION BY GOLDMAN SACHS              DIVIDENDS BEGIN
   -----------------------------------        ---------------
       (1) Taxable and Tax-Advantaged Funds
         (except Government, Treasury
         Obligations and Premium
         Money Market Funds)
   By: 3:00 p.m.--N.Y. time                   Same Business Day
---------------------------------------------------------------

   IF ORDER IS RECEIVED FROM A SERVICE
   ORGANIZATION BY GOLDMAN SACHS                     DIVIDENDS BEGIN
   -----------------------------------               ---------------
   After: 3:00 p.m.--N.Y. time                       Next Business Day
----------------------------------------------------------------------
          (2) Government, Treasury Obligations and
            Premium Money Market Funds
   By:    5:00 p.m.--N.Y. time                       Same Business Day
----------------------------------------------------------------------
   After: 5:00 p.m.--N.Y. time                       Next Business Day
----------------------------------------------------------------------
          (3) Municipal Fund
   By:    1:00 p.m.--N.Y. time                       Same Business Day
----------------------------------------------------------------------
   After: 1:00 p.m.--N.Y. time                       Next Business Day
----------------------------------------------------------------------
          (4) Tax-Free Money Market Fund
   By:    2:00 p.m.--N.Y. time                       Same Business Day
----------------------------------------------------------------------
   After: 2:00 p.m.--N.Y. time                       Next Business Day
----------------------------------------------------------------------

   The Service Organizations are responsible for timely transmittal of pur-chase orders to Goldman Sachs and federal funds to Northern. In order to fa-cilitate timely transmittal, the Service Organizations have established times by which purchase orders and federal funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Administration Shares of a Fund are purchased at the net asset value per share without the imposition of a sales charge. Goldman Sachs, as each Fund's transfer agent, will maintain a complete record of transactions and FST Admin-istration Shares held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The minimum initial investment requirement is $10 million, which may be al-located among the Funds. The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. A Service Organization may impose a minimum amount for initial and subsequent investments in FST Administration Shares of the Funds, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges. A Service Organization may purchase FST Administration Shares in connection with sweep account pro-grams.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Administration Shares should be accompanied by information identifying the account and the Fund in which FST Administration Shares are to be purchased.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semi-annual report to record holders of FST Administration Shares of each Fund, including Service Organizations who hold such Shares for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Funds are also reflected in regular statements issued by Goldman Sachs to shareholders of record. Service Organizations will be responsible for providing similar services to their own customers who are the beneficial own-ers of such Shares.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (as of 4:00 p.m. New York time for each Fund other than the Gov-ernment, Treasury Obligations and Premium Money Market Funds and as of 5:00 p.m. New York time for the Government, Treasury Obligations and Premium Money Market Funds) as a dividend and distributed to Service Organizations monthly. Distributions will be made in additional FST Administration Shares of the same Fund or, at the election of a Service Organization, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be rein-vested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in ac-cordance with the requirements of the Code and may be reflected in the Fund's daily distributions. Each Fund may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distri-butions, a portion of any net capital gains realized on the disposition of se-curities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not ex-pected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The income declared as a dividend for the Treasury Obligations, Government and Premium Money Market Funds is based on estimates of net investment income for each Fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

  A Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Administration Shares of each Fund may be exchanged by Service Organiza-tions for shares of the corresponding class of any Fund or Portfolio of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form, by calling Goldman Sachs at 800-621-2550. All telephone ex-changes must be registered in the same name(s) and with the same address as are registered in the Fund from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Administration Shares of a Fund through their respective Service Organizations. The Service Organizations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption re-quests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization may redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request re-demptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implement-ed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by tele-phone. A redemption may also be made with respect to certain Funds by means of the check redemption privilege described in the Statement of Additional Infor-mation. Goldman Sachs reserves the right to redeem accounts with balances be-low $500.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the Service Organization. The payment of redemption proceeds for FST Administration Shares recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Administration Shares.

-------------------------------------------------------------------------------

   REDEMPTION REQUEST
      RECEIVED FROM                REDEMPTION
  SERVICE ORGANIZATION              PROCEEDS
    BY GOLDMAN SACHS               ORDINARILY                    DIVIDENDS
  --------------------             ----------                    ---------
 (1) Taxable and Tax-Advantaged Funds (except Government,
  Treasury Obligations and Premium Money Market Funds)
 By:3:00 p.m.--N.Y. time    Wired Same Business Day         Not earned on Day
                                                            request is received
-------------------------------------------------------------------------------

     REDEMPTION REQUEST
        RECEIVED FROM                REDEMPTION
    SERVICE ORGANIZATION              PROCEEDS
      BY GOLDMAN SACHS               ORDINARILY                DIVIDENDS
    --------------------             ----------                ---------
 After:3:00 p.m.--N.Y. time   Wired Next Business Day     Earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 (2) Government, Treasury Obligations and
  Premium Money Market Funds
 By:5:00 p.m.--N.Y. time      Wired Same Business Day     Not earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 After:5:00 p.m.--N.Y. time   Wired Next Business Day     Earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 (3) Municipal Fund
 By:12:00 noon--N.Y. time     Wired Same Business Day     Not earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 After:12:00 noon--N.Y. time  Wired Next Business Day     Earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 (4) Tax-Free Money Market Fund
 By:1:00 p.m.--N.Y. time      Wired Same Business Day     Not earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 After:1:00 p.m.--N.Y. time   Wired Next Business Day     Earned on Day
                                                          request is received
-----------------------------------------------------------------------------

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the Service Organization's bank account desig-nated in the Account Information Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after re-ceipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been ini-tiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any fur-ther responsibility for the performance of intermediaries or the FST Adminis-tration Shareholder's Service Organization in the transfer process. If a prob-lem with such performance arises, the FST Administration Shareholder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $10 million is required to remain a FST Administration Shareholder. The Trust and Goldman Sachs each reserves the right to waive the minimum account balance. The Trust also reserves the right to redeem shares of a shareholder account if the balance is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such Shareholders whose FST Administration Shares are to be redeemed to allow them to purchase sufficient additional FST Administration Shares to avoid such redemption.

                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securi-ties and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a com-pleted Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to non-resident alien withhold-ing of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
FST ADMINISTRATION SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................   2
Financial Highlights.......................................................   4
An Introduction to the Funds...............................................  12
Investment Policies Matrix.................................................  14
Description of Securities and Investment Techniques........................  16
Investment Limitations.....................................................  21
Management.................................................................  22
Taxes......................................................................  24
Net Asset Value............................................................  25
Yield Information..........................................................  25
Organization and Shares of the Trust.......................................  26
Administration.............................................................  27
Purchase of Shares.........................................................  28
Reports to Shareholders....................................................  30
Distributions..............................................................  30
Exchanges..................................................................  30
Redemption of Shares.......................................................  31
Appendix................................................................... A-1



FSPROADMM
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET FUNDS

                            FINANCIAL SQUARE FUNDS

                           FST ADMINISTRATION SHARES

                                  -----------

                                  PROSPECTUS

                                  -----------


                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET FUNDS
                            FINANCIAL SQUARE FUNDS
                              FST SERVICE SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is a no-load, open-end, management invest-ment company (a "mutual fund") which includes the Financial Square Funds (the "Funds"). This Prospectus relates only to the offering of FST Service shares of beneficial interest ("FST Service Shares") of the Funds. Goldman Sachs As-set Management, a separate operating division of Goldman, Sachs & Co., serves as each Fund's investment adviser. Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The following Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Funds may invest in diversified portfolios of the following types of instruments:

  Financial Square Prime Obligations Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obliga-tions of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign govern-ments, states, municipalities and other entities, and repurchase agreements.

  Financial Square Premium Money Market Fund. Securities of the U.S. Govern-ment, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial pa-per and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agree-ments. In order to obtain a rating from a rating organization, the Fund will observe special investment restrictions.

  Financial Square Treasury Obligations Fund. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Financial Square Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

  Financial Square Government Fund. Securities of the U.S. Government, its agencies, authorities, and instrumentalities, and repurchase agreements relat-ing to such securities.

  Financial Square Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.


  Financial Square Tax-Free Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is, in the opinion of bond counsel, excluded from gross income for federal income tax purposes and not an item of tax preference under the federal alternative minimum tax.

  Financial Square Municipal Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is, in the opinion of bond counsel, excluded from gross income for federal income tax purposes (but not necessarily exempt from federal alternative minimum tax or state and local taxes).

  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION............ Goldman Sachs Funds--Toll Free: 800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Service Shares. It should be read and retained for future reference. If you would like more detailed information, the State-ment of Additional Information dated September 5, 1997, as revised January 15, 1998, as amended, or supplemented from time to time, is available upon request without charge from Service Organizations, as defined herein, or by calling the telephone number listed above or by writing Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by ref-erence into this Prospectus, has been filed with the Securities and Exchange Commission. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Addi-tional Information and other information regarding the Trust.

-------------------------------------------------------------------------------

FST SERVICE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVEST-MENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is September 5, 1997,
                         as revised January 15, 1998.

                         SHAREHOLDER AND FUND EXPENSES
                              FST SERVICE SHARES

                                                        FINANCIAL                                              FINANCIAL FINANCIAL
                                   FINANCIAL  FINANCIAL  SQUARE    FINANCIAL   FINANCIAL                        SQUARE    SQUARE
                                    SQUARE     SQUARE    PREMIUM    SQUARE      SQUARE    FINANCIAL  FINANCIAL TAX-FREE  MUNICIPAL
                                     PRIME      MONEY     MONEY    TREASURY    TREASURY     SQUARE    SQUARE     MONEY     MONEY
                                  OBLIGATIONS  MARKET    MARKET   OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL   MARKET    MARKET
                                     FUND       FUND      FUND       FUND        FUND        FUND      FUND      FUND      FUND
                                  ----------- --------- --------- ----------- ----------- ---------- --------- --------- ---------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge
  Imposed on
  Purchases...........               None       None      None       None        None        None      None      None      None
 Sales Charge Imposed
  on Reinvested
  Distributions.......               None       None      None       None        None        None      None      None      None
 Deferred Sales Load
  Imposed
  on Redemptions......               None       None      None       None        None        None      None      None      None
 Exchange Fee.........               None       None      None       None        None        None      None      None      None
ANNUAL OPERATING EXPENSES (1)
 (as a percentage of average
 daily net assets)
 Management Fees
  (after
  limitations) (2) ...               0.17%      0.17%     0.17%      0.17%       0.17%       0.17%     0.17%     0.17%     0.17%
 Other Expenses
  Service Fees........               0.50%      0.50%     0.50%      0.50%       0.50%       0.50%     0.50%     0.50%     0.50%
  Other Expenses
   (after expense
   limitations) (3)...               0.01%      0.01%     0.01%      0.01%       0.01%       0.01%     0.01%     0.01%     0.01%
                                     ----       ----      ----       ----        ----        ----      ----      ----      ----
TOTAL OPERATING EXPENSES (4).        0.68%      0.68%     0.68%      0.68%       0.68%       0.68%     0.68%     0.68%     0.68%
                                     ====       ====      ====       ====        ====        ====      ====      ====      ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
     Financial Square Prime Obligations Fund...  $ 7     $22     $38     $85
     Financial Square Money Market Fund........  $ 7     $22     $38     $85
     Financial Square Premium Money Market
      Fund.....................................  $ 7     $22     N/A     N/A
     Financial Square Treasury Obligations
      Fund.....................................  $ 7     $22     $38     $85
     Financial Square Treasury Instruments
      Fund.....................................  $ 7     $22     N/A     N/A
     Financial Square Government Fund..........  $ 7     $22     $38     $85
     Financial Square Federal Fund.............  $ 7     $22     N/A     N/A
     Financial Square Tax-Free Money Market
      Fund.....................................  $ 7     $22     $38     $85
     Financial Square Municipal Money Market
      Fund.....................................  $ 7     $22     N/A     N/A

--------
(1) Based on estimated amounts for the current fiscal year for the Financial Square Premium Money Market, Financial Square Treasury Instruments, Finan-cial Square Federal and Financial Square Municipal Money Market Funds.
(2) The Investment Adviser has voluntarily agreed not to impose 0.035% of its management fee for each Fund. Without such limitation, management fees for each Fund would be 0.205%.
(3) The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, fees payable to Service Organi-zations, as defined herein, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) to the extent such ex-penses exceed 0.01% of a Fund's average daily net assets.
(4) Without the limitations described above, "Other Expenses" and "Total Oper-ating Expenses" of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds for the semiannual period ended June 30, 1997, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Prime Obligations Fund...................    .025%      .73%
   Financial Square Money Market Fund........................    .025%      .73%
   Financial Square Treasury Obligations Fund................    .035%      .74%
   Financial Square Government Fund..........................    .015%      .72%
   Financial Square Tax-Free Money Market Fund...............    .015%      .72%

  In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Financial Square Premium Money Market, Fi-nancial Square Treasury Instruments, Financial Square Federal and Financial Square Municipal Money Market Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Premium Money Market Fund................    .035%      .74%
   Financial Square Treasury Instruments Fund................    .155%      .86%
   Financial Square Federal Fund.............................    .155%      .86%
   Financial Square Municipal Money Market Fund..............    .285%      .99%

  The information set forth in the foregoing table and hypothetical example relates only to FST Service Shares of the Funds. The Funds also offer FST Shares, FST Preferred Shares and FST Administration Shares. The other classes of the Funds are subject to different fees and expenses (which affect perfor-mance) and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  Service Organizations may charge other fees to their customers who are the beneficial owners of FST Service Shares in connection with their customers' accounts. See "Additional Services." Such fees, if any, may affect the return such customers realize with respect to their investments.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicat-ed. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Adviser."

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a share (of the class specified) of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds outstanding during the periods ended on or prior to December 31, 1996 have been audited by Arthur Andersen LLP, independent public accountants, whose report, which appears in the annual report to share-holders of the Funds for the fiscal year ended December 31, 1996 (the "Annual Report") is incorporated by reference into and attached to the Statement of Additional Information. The following data for each of the above referenced Funds along with the Financial Square Treasury Instruments and Financial Square Federal Funds for the period ended June 30, 1997 is unaudited, and de-rived from financial statements included in the semi-annual report to share-holders of the Fund for the period ended June 30, 1997, (the "Semi-Annual Re-port"). The Annual Report and the Semi-Annual Report should be read in con-junction with the financial statements and related notes incorporated by ref-erence and attached to the Statement of Additional Information.

  Financial Square Municipal Money Market and Financial Square Premium Money Market Funds had no operations during the periods shown. Accordingly, there are no selected per share data and ratios presented for these Funds.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                     RATIO OF NET RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             EXPENSES TO   INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT                AVERAGE     INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL         NET      AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
             -------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0267      $  --        $0.0267     $(0.0267)     $1.00     5.53%(b)      0.18%(b)     5.39%(b)
1997-FST Pre-
ferred Shares...     1.00     0.0262         --         0.0262      (0.0262)      1.00     5.42(b)       0.28(b)      5.31(b)
1997-FST Admin-
istration
shares..........     1.00     0.0255         --         0.0255      (0.0255)      1.00     5.27(b)       0.43(b)      5.15(b)
1997-FST Service
shares..........     1.00     0.0243         --         0.0243      (0.0243)      1.00     5.00(b)       0.68(b)      4.90(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.     1.00     0.0529         --         0.0529      (0.0529)      1.00     5.41          0.18         5.29
1996-FST Pre-
ferred
shares(c).......     1.00     0.0346         --         0.0346      (0.0346)      1.00     5.28(b)       0.28(b)      5.19(b)
1996-FST Admin-
istration
shares..........     1.00     0.0506         --         0.0506      (0.0506)      1.00     5.14          0.43         5.06
1996-FST Service
shares..........     1.00     0.0478         --         0.0478      (0.0478)      1.00     4.88          0.68         4.78
1995-FST shares.     1.00     0.0586         --         0.0586      (0.0586)      1.00     6.02          0.18         5.86
1995-FST Admin-
istration
shares..........     1.00     0.0559         --         0.0559      (0.0559)      1.00     5.75          0.43         5.59
1995-FST Service
shares..........     1.00     0.0533         --         0.0533      (0.0533)      1.00     5.49          0.68         5.33
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0401         --         0.0401      (0.0401)      1.00     4.38(b)       0.18(b)      4.38(b)
1994-FST Admin-
istration
shares(d).......     1.00     0.0383         --         0.0383      (0.0383)      1.00     4.12(b)       0.43(b)      4.18(b)
1994-FST Service
shares(d).......     1.00     0.0364         --         0.0364      (0.0364)      1.00     3.86(b)       0.68(b)      3.98(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0311      0.0002        0.0313      (0.0313)      1.00     3.18          0.17         3.11
1994-FST Admin-
istration
shares..........     1.00     0.0286      0.0002        0.0288      (0.0288)      1.00     2.92          0.42         2.86
1994-FST Service
shares..........     1.00     0.0261      0.0002        0.0263      (0.0263)      1.00     2.66          0.67         2.61
1993-FST shares.     1.00     0.0360      0.0007        0.0367      (0.0367)      1.00     3.75          0.18         3.60
1993-FST Admin-
istration
shares(e).......     1.00     0.0068      0.0001        0.0069      (0.0069)      1.00     3.02(b)       0.44(b)      2.96(b)
1993-FST Service
shares..........     1.00     0.0301      0.0007        0.0308      (0.0308)      1.00     3.23          0.68         3.01
1992-FST shares.     1.00     0.0572      0.0002        0.0574      (0.0574)      1.00     5.99          0.18         5.72
1992-FST Service
shares(e).......     1.00     0.0027         --         0.0027      (0.0027)      1.00     4.10(b)       0.66(b)      4.10(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0727         --         0.0727      (0.0727)      1.00     8.27(b)       0.18(b)      8.04(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
             -------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $3,813,081    0.23%(b)      5.34%(b)
1997-FST Pre-
ferred Shares...     240,047    0.33(b)       5.26(b)
1997-FST Admin-
istration
shares..........     295,977    0.48(b)       5.10(b)
1997-FST Service
shares..........     121,165    0.73(b)       4.85(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.   3,901,797    0.23          5.24
1996-FST Pre-
ferred
shares(c).......     127,126    0.33(b)       5.14(b)
1996-FST Admin-
istration
shares..........     215,898    0.48          5.01
1996-FST Service
shares..........     115,154    0.73          4.73
1995-FST shares.   3,295,791    0.22          5.82
1995-FST Admin-
istration
shares..........     147,894    0.47          5.55
1995-FST Service
shares..........      65,278    0.72          5.29
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......   2,774,849    0.24(b)       4.32(b)
1994-FST Admin-
istration
shares(d).......      66,113    0.49(b)       4.12(b)
1994-FST Service
shares(d).......      41,372    0.74(b)       3.92(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.   1,831,413    0.25          3.03
1994-FST Admin-
istration
shares..........      35,250    0.50          2.78
1994-FST Service
shares..........      14,001    0.75          2.53
1993-FST shares.     813,126    0.25          3.53
1993-FST Admin-
istration
shares(e).......       1,124    0.52(b)       2.88(b)
1993-FST Service
shares..........         336    0.75          2.94
1992-FST shares.     917,073    0.27          5.63
1992-FST Service
shares(e).......         118    0.74(b)       4.02(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     578,495    0.28(b)       7.94(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e) FST Administration share and FST Service share activity commenced during November of 1992 and January of 1992, respectively.
(f) Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
----------------------
1997-FST
shares..........    $1.00    $0.0269      $   --       $0.0269     $(0.0269)     $1.00     5.57%(b)      0.18%(b)     5.44%(b)
1997-FST Pre-
ferred Shares...     1.00     0.0264          --        0.0264      (0.0264)      1.00     5.46(b)       0.28(b)      5.36(b)
1997-FST Admin-
istration
shares..........     1.00     0.0257          --        0.0257      (0.0257)      1.00     5.30(b)       0.43(b)      5.18(b)
1997-FST Service
shares..........     1.00     0.0244          --        0.0244      (0.0244)      1.00     5.04(b)       0.68(b)      4.93(b)
FOR THE YEARS ENDED DECEMBER 31,
----------------
1996-FST shares.     1.00     0.0533      0.0001        0.0534      (0.0534)      1.00     5.45          0.18         5.33
1996-FST
Preferred
shares(c).......     1.00     0.0348        --          0.0348      (0.0348)      1.00     5.31(b)       0.28(b)      5.23(b)
1996-FST
Administration
shares..........     1.00     0.0504      0.0001        0.0505      (0.0505)      1.00     5.19          0.43         5.04
1996-FST Service
shares..........     1.00     0.0484        --          0.0484      (0.0484)      1.00     4.93          0.68         4.84
1995-FST shares.     1.00     0.0589        --          0.0589      (0.0589)      1.00     6.07          0.15         5.89
1995-FST
Administration
shares..........     1.00     0.0561        --          0.0561      (0.0561)      1.00     5.80          0.40         5.61
1995-FST Service
shares(d).......     1.00     0.0231        --          0.0231      (0.0231)      1.00     5.41(b)       0.65(b)      4.93(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     1.00     0.0305        --          0.0305      (0.0305)      1.00     4.91(b)       0.11(b)      4.88(b)
1994-FST
Administration
shares(d).......     1.00     0.0298        --          0.0298      (0.0298)      1.00     4.65(b)       0.36(b)      4.82(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
----------------------
1997-FST
shares..........  $3,992,002    0.23%(b)      5.39%(b)
1997-FST Pre-
ferred Shares...      43,759    0.33(b)       5.31(b)
1997-FST Admin-
istration
shares..........     276,152    0.48(b)       5.13(b)
1997-FST Service
shares..........     290,345    0.73(b)       4.88(b)
FOR THE YEARS ENDED DECEMBER 31,
----------------
1996-FST shares.   2,540,366    0.23          5.28
1996-FST
Preferred
shares(c).......      17,510    0.33(b)       5.18(b)
1996-FST
Administration
shares..........     165,766    0.48          4.99
1996-FST Service
shares..........     234,376    0.73          4.79
1995-FST shares.   2,069,197    0.23          5.81
1995-FST
Administration
shares..........     137,412    0.48          5.53
1995-FST Service
shares(d).......       4,219    0.73(b)       4.85(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     862,971    0.25(b)       4.74(b)
1994-FST
Administration
shares(d).......      66,560    0.50(b)       4.68(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST, FST Administration and FST Service share activity commenced May 18, 1994, May 20, 1994 and July 14, 1995, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                      RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                                            RATIO OF NET  INVESTMENT
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM DISTRIBUTIONS   NET ASSET               EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO         VALUE AT      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  END OF PERIOD RETURN(A)      ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0262      $0.0001      $0.0263     $(0.0263)       $1.00       5.43%(b)      0.18%(b)     5.28%(b)
1997-FST Pre-
ferred shares ..     1.00     0.0257       0.0001       0.0258      (0.0258)        1.00       5.32(b)       0.28(b)      5.18(b)
1997-FST Admin-
istration shares
 ................     1.00     0.0249       0.0001       0.0250      (0.0250)        1.00       5.16(b)       0.43(b)      5.03(b)
1997-FST Service
shares .........     1.00     0.0237       0.0001       0.0238      (0.0238)        1.00       4.90(b)       0.68(b)      4.78(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.     1.00     0.0522       0.0003       0.0525      (0.0524)        1.00       5.35          0.18         5.22
1996-FST
Preferred
shares(c).......     1.00     0.0342       0.0001       0.0343      (0.0343)        1.00       5.24(b)       0.28(b)      5.11(b)
1996-FST
Administration
shares..........     1.00     0.0497       0.0002       0.0499      (0.0498)        1.00       5.09          0.43         4.97
1996-FST Service
shares..........     1.00     0.0472       0.0002       0.0474      (0.0474)        1.00       4.83          0.68         4.72
1995-FST shares.     1.00     0.0573       0.0005       0.0578      (0.0578)        1.00       5.96          0.18         5.73
1995-FST
Administration
shares..........     1.00     0.0547       0.0005       0.0552      (0.0552)        1.00       5.69          0.43         5.47
1995-FST Service
shares..........     1.00     0.0521       0.0005       0.0526      (0.0526)        1.00       5.43          0.68         5.21
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0379      (0.0001)      0.0378      (0.0378)        1.00       4.23(b)       0.18(b)      4.13(b)
1994-FST
Administration
shares(d).......     1.00     0.0388      (0.0001)      0.0387      (0.0387)        1.00       3.97(b)       0.43(b)      4.24(b)
1994-FST Service
shares(d).......     1.00     0.0349      (0.0001)      0.0348      (0.0348)        1.00       3.71(b)       0.68(b)      3.82(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0301       0.0007       0.0308      (0.0307)        1.00       3.11          0.17         3.01
1994-FST
Administration
shares..........     1.00     0.0276       0.0006       0.0282      (0.0281)        1.00       2.85          0.42         2.76
1994-FST Service
shares..........     1.00     0.0251       0.0008       0.0259      (0.0256)        1.00       2.60          0.67         2.51
1993-FST shares.     1.00     0.0342       0.0012       0.0354      (0.0355)        1.00       3.69          0.18         3.42
1993-FST
Administration
shares(e) ......     1.00     0.0009        --          0.0009      (0.0009)        1.00       2.83(b)       0.43(b)      2.83(b)
1993-FST Service
shares..........     1.00     0.0296       0.0016       0.0312      (0.0309)        1.00       3.17          0.68         2.96
1992-FST shares.     1.00     0.0549       0.0015       0.0564      (0.0561)        1.00       5.84          0.18         5.49
1992-FST Service
shares(e).......     1.00     0.0113       0.0006       0.0119      (0.0116)        1.00       4.47(b)       0.68(b)      3.77(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0600       0.0006       0.0606      (0.0605)        1.00       8.06(b)       0.21(b)      7.74(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $2,140,063    0.24%(b)      5.22%(b)
1997-FST Pre-
ferred shares ..       2,826    0.34(b)       5.12(b)
1997-FST Admin-
istration shares
 ................     638,287    0.49(b)       4.97(b)
1997-FST Service
shares .........     232,548    0.74(b)       4.72(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.   2,291,051    0.24          5.16
1996-FST
Preferred
shares(c).......      46,637    0.34(b)       5.05(b)
1996-FST
Administration
shares..........     536,895    0.49          4.91
1996-FST Service
shares..........     220,560    0.74          4.66
1995-FST shares.   1,587,715    0.23          5.68
1995-FST
Administration
shares..........     283,186    0.48          5.42
1995-FST Service
shares..........     139,117    0.73          5.16
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     958,196    0.25(b)       4.06(b)
1994-FST
Administration
shares(d).......      82,124    0.50(b)       4.17(b)
1994-FST Service
shares(d).......      81,162    0.75(b)       3.75(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     812,420    0.24          2.94
1994-FST
Administration
shares..........      24,485    0.49          2.69
1994-FST Service
shares..........      35,656    0.74          2.44
1993-FST shares.     776,181    0.26          3.34
1993-FST
Administration
shares(e) ......           1    0.51(b)       2.75(b)
1993-FST Service
shares..........       5,155    0.76          2.88
1992-FST shares.     413,171    0.28          5.39
1992-FST Service
shares(e).......       3,634    0.78(b)       3.67(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     229,988    0.34(b)       7.61(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e) FST Administration and FST Service share activity commenced during January of 1993 and October of 1991, respectively.
(f) Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund
-------------------------------------------------------------------------------


                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)
-----------------------
1997-FST
shares(c).......    $1.00    $ 0.0168     0.0002      $ 0.0170     $(0.0170)     $1.00     5.29%(b)      0.18%(b)     5.12%(b)
1997-FST Pre-
ferred shares
(c).............     1.00      0.0043     0.0002        0.0045      (0.0045)      1.00     5.19(b)       0.28(b)      5.04(b)
1997-FST Admin-
istration shares
(c).............     1.00      0.0122     0.0002        0.0124      (0.0124)      1.00     5.06(b)       0.43(b)      4.89(b)
1997-FST Service
shares (c)......     1.00      0.0150     0.0002        0.0152      (0.0152)      1.00     4.73(b)       0.68(b)      4.63(b)
                               RATIOS ASSUMING NO
                             WAIVER OF FEES AND NO
                              EXPENSE LIMITATIONS
                            -------------------------
                     NET
                  ASSETS AT              RATIO OF NET
                     END     RATIO OF     INVESTMENT
                  OF PERIOD EXPENSES TO   INCOME TO
                     (IN    AVERAGE NET  AVERAGE NET
                   000'S)     ASSETS        ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)
-----------------------
1997-FST
shares(c).......  $237,444     0.36%(b)      4.94%(b)
1997-FST Pre-
ferred shares
(c).............         2     0.46(b)       4.86(b)
1997-FST Admin-
istration shares
(c).............     1,132     0.61(b)       4.71(b)
1997-FST Service
shares (c)......    35,901     0.86(b)       4.45(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Share, FST Preferred Share, FST Administration Share, and FST Service Share activity commenced March 3, 1997, May 30, 1997, April 1, 1997, and March 5, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

-------------------------------------------------------------------------------

                                                INCOME FROM INVESTMENT OPERATIONS
                                             ----------------------------------------

                                   NET ASSET                                 TOTAL
                                   VALUE AT     NET     NET REALIZED GAIN INCOME FROM DISTRIBUTIONS  NET ASSET
                                   BEGINNING INVESTMENT   ON INVESTMENT   INVESTMENT       TO       VALUE AT END   TOTAL
                                   OF PERIOD   INCOME     TRANSACTIONS    OPERATIONS  SHAREHOLDERS   OF PERIOD   RETURN(A)
          ------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST shares......                $1.00    $ 0.0264       $0.0001       $ 0.0265     $(0.0265)      $1.00       5.47%(b)
1997-FST Preferred
shares...............                 1.00      0.0259        0.0001         0.0260      (0.0260)       1.00       5.37(b)
1997-FST Administra-
tion shares..........                 1.00      0.0251        0.0001         0.0252      (0.0252)       1.00       5.21(b)
1997-FST Service
shares...............                 1.00      0.0239        0.0001         0.0240      (0.0240)       1.00       4.95(b)
FOR THE YEARS ENDED
DECEMBER 31,
-------------------
1996-FST shares......                 1.00      0.0525        0.0001         0.0526      (0.0526)       1.00       5.38
1996-FST Preferred
shares(c)............                 1.00      0.0344        0.0001         0.0345      (0.0345)       1.00       5.26(b)
1996-FST Administra-
tion shares..........                 1.00      0.0501        0.0001         0.0502      (0.0502)       1.00       5.12
1996-FST Service
shares...............                 1.00      0.0474        0.0001         0.0475      (0.0475)       1.00       4.86
1995-FST shares......                 1.00      0.0581        0.0001         0.0582      (0.0582)       1.00       6.00
1995-FST Administra-
tion shares..........                 1.00      0.0554        0.0001         0.0555      (0.0555)       1.00       5.74
1995-FST Service
shares(d)............                 1.00      0.0320         --            0.0320      (0.0320)       1.00       5.40(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...                 1.00      0.0424         --            0.0424      (0.0424)       1.00       4.36(b)
1994-FST Administra-
tion shares(e).......                 1.00      0.0426         --            0.0426      (0.0426)       1.00       4.10(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...                 1.00      0.0256        0.0001         0.0257      (0.0257)       1.00       3.14(b)
1993-FST Administra-
tion shares(d).......                 1.00      0.0120        0.0001         0.0121      (0.0121)       1.00       2.87(b)
----


                                                     WAIVER OF FEES AND NO
                                                      EXPENSE LIMITATIONS
                                                     ---------------------

                                              RATIO OF NET                             RATIO OF NET
                              RATIO OF NET     INVESTMENT       NET        RATIO OF     INVESTMENT
                              EXPENSES TO       INCOME TO   ASSETS AT END EXPENSES TO   INCOME TO
                              AVERAGE NET      AVERAGE NET    OF PERIOD   AVERAGE NET   AVERAGE NET
                                ASSETS           ASSETS     (IN 000'S)     ASSETS         ASSETS
---------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

1997-FST shares......            0.18%(b)        5.33%(b)  $1,222,437      0.22%(b)      5.29%(b)
1997-FST Preferred
shares...............            0.28(b)         5.32(b)       48,896      0.32(b)       5.28(b)
1997-FST Administra-
tion shares..........            0.43(b)         5.07(b)      190,742      0.47(b)       5.03(b)
1997-FST Service
shares...............            0.68(b)         4.83(b)      603,520      0.72(b)       4.79(b)
FOR THE YEARS ENDED
DECEMBER 31,
-------------------
1996-FST shares......            0.18            5.25         858,769      0.24          5.19
1996-FST Preferred
shares(c)............            0.28(b)         5.14(b)          112      0.34(b)       5.08(b)
1996-FST Administra-
tion shares..........            0.43            5.01         145,108      0.49          4.95
1996-FST Service
shares...............            0.68            4.74         223,554      0.74          4.68
1995-FST shares......            0.18            5.81         743,884      0.24          5.75
1995-FST Administra-
tion shares..........            0.43            5.54          82,386      0.49          5.48
1995-FST Service
shares(d)............            0.68(b)         5.08(b)       14,508      0.74(b)       5.02(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...            0.15(b)         4.64(b)      258,350      0.25(b)       4.54(b)
1994-FST Administra-
tion shares(e).......            0.40(b)         4.67(b)       54,253      0.50(b)       4.57(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...            0.08(b)         3.10(b)       44,697      0.59(b)       2.59(b)
1993-FST Administra-
tion shares(d).......            0.35(b)         2.85(b)       14,126      0.76(b)       2.44(b)

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced April 6, 1993, September 1, 1993 and May 16, 1995, respectively.
(e) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund
-------------------------------------------------------------------------------


                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
         --------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30,
(UNAUDITED)
-----------------------------
1997-FST
shares(c).......    $1.00    $ 0.0178      --        $ 0.0178     $ (0.0178)    $1.00     5.47%(b)      0.18%(b)     5.36%(b)
1997-FST Pre-
ferred
shares(c).......     1.00      0.0047      --          0.0047       (0.0047)     1.00     5.46(b)       0.28(b)      5.28(b)
1997-FST Admin-
istration
shares(c).......     1.00      0.0128      --          0.0128       (0.0128)     1.00     5.25(b)       0.43(b)      5.17(b)
1997-FST Service
shares(c).......     1.00      0.0131      --          0.0131       (0.0131)     1.00     4.99(b)       0.68(b)      4.90(b)
                              RATIOS ASSUMING NO
                            WAIVER OF FEES AND NO
                    NET      EXPENSE LIMITATIONS
                   ASSETS  -------------------------
                   AT END               RATIO OF NET
                     OF     RATIO OF     INVESTMENT
                   PERIOD  EXPENSES TO   INCOME TO
                    (IN    AVERAGE NET  AVERAGE NET
                   000'S)    ASSETS        ASSETS
         --------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30,
(UNAUDITED)
-----------------------------
1997-FST
shares(c).......  $714,024    0.36%(b)      5.18%(b)
1997-FST Pre-
ferred
shares(c).......         2    0.46(b)       5.10(b)
1997-FST Admin-
istration
shares(c).......   137,933    0.61(b)       4.99(b)
1997-FST Service
shares(c).......   122,323    0.86(b)       4.72(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)  Annualized.
(c) FST share, FST Preferred share, FST Administration share, and FST Service share activity commenced February 28, 1997, May 30, 1997, April 1, 1997 and March 25, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

-------------------------------------------------------------------------------

                                     INCOME FROM INVESTMENT OPERATIONS
                                     ---------------------------------------
                              NET                      NET         TOTAL
                             ASSET     NET          REALIZED      INCOME                     NET ASSET             RATIO OF NET
                           VALUE AT  INVEST-         GAIN ON       FROM        DISTRIBUTIONS VALUE AT              EXPENSES TO
                           BEGINNING   MENT        INVESTMENT   INVESTMENT          TO        END OF     TOTAL     AVERAGE NET
                           OF PERIOD  INCOME      TRANSACTIONS  OPERATIONS     SHAREHOLDERS   PERIOD   RETURN (A)     ASSETS
              -----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........             $1.00   $     0.0170           --   $     0.0170    $(0.0170)     $1.00      3.49%(b)     0.18%(b)
1997-FST Pre-
ferred shares...              1.00         0.0165           --         0.0165     (0.0165)      1.00      3.39(b)      0.28(b)
1997-FST Admin-
istration
shares..........              1.00         0.0158           --         0.0158     (0.0158)      1.00      3.23(b)      0.43(b)
1997-FST Service
shares..........              1.00         0.0146           --         0.0146     (0.0146)      1.00      2.97(b)      0.68(b)
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-FST shares.              1.00         0.0335          --          0.0335     (0.0335)      1.00      3.39         0.18
1996-FST Pre-
ferred
shares(c).......              1.00         0.0218          --          0.0218     (0.0218)      1.00      3.30(b)      0.28(b)
1996-FST Admin-
istration
shares..........              1.00         0.0310          --          0.0310     (0.0310)      1.00      3.13         0.43
1996-FST Service
shares..........              1.00         0.0285          --          0.0285     (0.0285)      1.00      2.88         0.68
1995-FST shares.              1.00         0.0381          --          0.0381     (0.0381)      1.00      3.89         0.14
1995-FST Admin-
istration
shares..........              1.00         0.0354          --          0.0354     (0.0354)      1.00      3.63         0.39
1995-FST Service
shares..........              1.00         0.0332          --          0.0332     (0.0332)      1.00      3.38         0.64
FOR THE PERIOD
ENDED DECEMBER
31,
--------------
1994-FST
shares(d).......              1.00         0.0156          --          0.0156     (0.0156)      1.00      3.41(b)      0.07(b)
1994-FST
Administration shares(d).     1.00         0.0136          --          0.0136     (0.0136)      1.00      3.19(b)      0.32(b)
1994-FST Service
shares(d).......              1.00         0.0091          --          0.0091     (0.0091)      1.00      3.11(b)      0.57(b)
----

                                                   RATIOS ASSUMING NO
                                                 WAIVER OF FEES AND NO
                                                  EXPENSE LIMITATIONS
                                                -------------------------
                        RATIO OF NET    NET                  RATIO OF NET
                         INVESTMENT  ASSETS AT   RATIO OF     INVESTMENT
                         INCOME TO     END OF   EXPENSES TO   INCOME TO
                        AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                           ASSETS    (IN 000'S)   ASSETS        ASSETS
-----------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........            3.46%(b)  $731,783     0.22%(b)      3.42%(b)
1997-FST Pre-
ferred shares...            3.24(b)      5,468     0.32(b)       3.20(b)
1997-FST Admin-
istration
shares..........            3.25(b)     96,496     0.47(b)       3.21(b)
1997-FST Service
shares..........            2.94(b)     27,597     0.72(b)       2.90(b)
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-FST shares.            3.35       440,838     0.23          3.30
1996-FST Pre-
ferred
shares(c).......            3.26(b)     28,731     0.33(b)       3.21(b)
1996-FST Admin-
istration
shares..........            3.10        51,661     0.48          3.05
1996-FST Service
shares..........            2.85        19,855     0.73          2.80
1995-FST shares.            3.81       448,367     0.24          3.71
1995-FST Admin-
istration
shares..........            3.54        20,939     0.49          3.44
1995-FST Service
shares..........            3.32        19,860     0.74          3.22
FOR THE PERIOD
ENDED DECEMBER
31,
--------------
1994-FST
shares(d).......            3.42(b)    183,570     0.31(b)       3.18(b)
1994-FST
Administration shares(d)    3.25(b)      2,042     0.56(b)       3.01(b)
1994-FST Service
shares(d).......            3.32(b)      2,267     0.81(b)       3.08(b)
----


























(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced July 19, 1994, August 1, 1994 and September 23, 1994, respectively.

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Fund is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for Federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be nec-essary so that the investments of the Fund qualify as eligible investments un-der the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. State chartered credit unions should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the law applicable to it.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    TAXABLE FUNDS: Prime Obligations, Money Market, Premium Money Market, Treasury Obligations and Government Funds.

    TAX ADVANTAGED FUNDS: Treasury Instruments and Federal Funds.

    TAX-EXEMPT FUNDS: Tax-Free Money Market and Municipal Money Market Funds.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT FUNDS: To maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing ex-clusively in high quality money market instruments. In order to obtain a rating from a rating organization, the Premium Money Market Fund will ob-serve special investment restrictions. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Treasury Obligations and U.S. Government Securities (each as defined here-in), respectively, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to de-termine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from in-terest on such obligations are exempt from state income taxation in the in-vestor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Fund may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Funds may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO. The Taxable Funds will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Fund may purchase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                           INVESTMENT POLICIES MATRIX

                                                                      SHORT-TERM
                                                                    OBLIGATIONS OF            ASSET-BACKED &   FOREIGN
                       US          US                                CORPORATIONS              RECEIVABLES-  GOVERNMENT
                    TREASURY   GOVERNMENT     BANK      COMMERCIAL    AND OTHER    REPURCHASE     BACKED     OBLIGATIONS
        FUND       OBLIGATIONS SECURITIES  OBLIGATIONS     PAPER       ENTITIES    AGREEMENTS  SECURITIES+      (US$)
------------------------------------------------------------------------------------------------------------------------
Prime Obligations      [_]         [_]         [_]          [_]          [_]           [_]         [_]
                                          U.S. banks                 U.S. entities
                                          only                       only
------------------------------------------------------------------------------------------------------------------------
Money Market           [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
                                          Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
  Premium Money        [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
   Market                                 Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]                                                             [_]
Obligations
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]
Instruments
------------------------------------------------------------------------------------------------------------------------
Government             [_]         [_]                                                 [_]
------------------------------------------------------------------------------------------------------------------------
Federal                [_]         [_]                                             (Does not
                                                                                   intend to
                                                                                   invest)
------------------------------------------------------------------------------------------------------------------------
Tax-Free Money                                              [_]
Market                                                  Tax-exempt
                                                        only
------------------------------------------------------------------------------------------------------------------------
Municipal Money                                             [_]
Market                                                  Tax-exempt
                                                        only

Note:   See "Description of Securities and Investment Techniques" for a de-
       scription of, and certain criteria applicable to, each of these catego-ries of investments.
    + To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.

---------------------------------------------------------------------------------------------------
                                                                      SUMMARY OF
  TAXABLE      TAX-EXEMPT       CREDIT      INVESTMENT    UNRATED    TAXATION FOR
MUNICIPALS     MUNICIPALS     QUALITY****   COMPANIES    SECURITIES DISTRIBUTIONS*  MISCELLANEOUS
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [ ]    Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------
    [_]
                               First          [_]            [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------

                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              generally
                                          in other                  exempt from
                                          investment                state taxation
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]
                               Tier       Up to 10% of              Taxable
                                          total assets              federal and
                                          in other                  state**
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                                                                                   Under
                               First          [_]                   Taxable        extraordinary
                               Tier       Up to 10% of              federal and    circumstances,
                                          total assets              generally      may hold cash,
                                          in other                  exempt from    U.S. Government
                                          investment                state taxation Securities
                                          companies                                subject to state
                                                                                   taxation or cash
                                                                                   equivalents
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May (but does
            At least 80% of    Second     Up to 10% of              federal and    not currently
            net assets in      Tier       total assets              taxable        intend to)
            Municipal                     in other                  state***       invest up to 20%
            Instruments                   investment                               in AMT
            (except in                    companies                                securities and
            extraordinary                                                          may temporarily
            circumstances)                                                         invest in the
                                                                                   taxable money
                                                                                   market
                                                                                   instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May invest up to
            At least 80% of    Second     Up to 10% of              federal and    100% in AMT
            net assets in      Tier       total assets              taxable        securities and
            Municipal                     in other                  state***       may temporarily
            Instruments                   investment                               invest in the
            (except in                    companies                                taxable money
            extraordinary                                                          market
            circumstances)                                                         instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
   ** Taxable in many states except for distributions from U.S. Treasury obli-gation interest income and certain U.S. Government securities interest income.
  *** Taxable except for distributions from interest on obligations of an in-
      vestor's state of residence in certain states.
 **** To the extent permitted by Rule 2a-7, a Fund holding a security fully supported by a guarantee may substitute the credit quality of the guaran-tee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in U.S. Treasury Obliga-tions and the Federal Fund may also invest in certain U.S. Government Securi-ties the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumen-talities of the U.S. Government, including the Federal Home Loan Banks, Fed-eral Farm Credit Banks, Tennessee Valley Authority and the Student Loan Mar-keting Association.

CUSTODIAL RECEIPTS

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (including certificates of deposit, commer-cial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obli-gations may also include debt obligations issued by U.S. subsidiaries of such banks.

  The Money Market and Premium Money Market Funds may also invest in "Foreign Bank Obligations" limited to U.S. dollar-denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the spe-cific obligations or by government regulation.

  The Money Market and Premium Money Market Funds will invest more than 25% of their total assets in bank obligations (whether foreign or domestic), includ-ing bank commercial paper. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Funds may, for defensive purposes, temporarily invest less than 25% of their total assets in bank obligations. As a result, the Funds may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehen-sive regulations which, in the case of U.S. regulations, have undergone sub-stantial changes in the past decade. The enactment of new legislation or regu-lations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included de-regulation of interest rates, increased competition from other types of finan-cial institutions, increased acquisition activity, geographic expansion and, during the late 1980's, an increased number of bank failures. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "Foreign Government Obligations--For-eign Risks" below.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Commercial Paper" (including variable amount master demand notes and asset-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corpora-tions (Money Market and Premium Money Market Funds only), foreign commercial banks (Money Market and Premium Money Market Funds only) or other entities. In addition, the Funds may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaran-teed by U.S. corporations, foreign corporations (Money Market and Premium Money Market Funds only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Asset-Backed and Receivables-Backed Securities" which represent par-ticipations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such as-set pools are securitized through the use of privately-formed trusts or spe-cial purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy is-sued by a financial institution, or other credit enhancements may be present. To the extent consistent with its investment objectives and policies, each of the Prime Obligations, Money Market and Premium Money Market Funds may invest in new types of mortgage-related securities and in other asset-backed securi-ties that may be developed in the future.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market and Premium Money Market Funds may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs. The Money Market and Premium Money Market Funds may not invest more than 25% of their total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS. Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  TYPES OF MUNICIPAL INSTRUMENTS:

                                        TAX-FREE MONEY MARKET AND
                                        MUNICIPAL MONEY MARKET FUNDS
     -------------------------------------------------------------------------
       FIXED RATE NOTES AND SIMILAR     In highest short-term or one of the
       DEBT INSTRUMENTS                 two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       VARIABLE AND FLOATING RATE       In highest short-term or one of the
       DEMAND INSTRUMENTS               two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       TAX-EXEMPT COMMERCIAL PAPER      In highest rating category
     -------------------------------------------------------------------------
       MUNICIPAL BONDS                  In one of the two highest rating
                                        categories
     -------------------------------------------------------------------------
       UNRATED NOTES, PAPER, BONDS AND  Determined to be of comparable quality
       OTHER INSTRUMENTS                by Adviser pursuant to criteria
                                        approved by the Trustees

  As a matter of fundamental policy, at least 80% of each of the Tax-Free Money Market and Municipal Money Market Fund's net assets will ordinarily be invested in Municipal Instruments. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Fund. The Prime Obligations, Money Market and Premium Money Market Funds may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for fed-eral income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at ma-turity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Funds to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When consider-ing whether an obligation meets a Fund's quality standards, the Fund will, to the extent permitted by Rule 2a-7, look to the creditworthiness of the party providing unconditional demand features or other unconditional obligations to support the credit of the issuer of the security. A Fund may consider the ma-turity of a variable or floating rate Municipal Instrument to be shorter than its ultimate stated maturity if the Fund has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate stated maturity, subject to the conditions for using amortized cost valuation under the Investment Company Act. A Fund may purchase such variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Funds (other than the Treasury Obliga-tions, Treasury Instruments, Government and Federal Funds) may invest in in-dustrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to shareholders un-der the federal alternative minimum tax. See "Taxes" and "Distributions." Mu-nicipal Fund may invest up to 100% of its assets in private activity bonds. Tax-Free Fund does not currently intend to invest in such bonds. If Tax-Free Fund's policy not to invest in private activity bonds should change in the fu-ture, shareholders would be notified and such investments would not exceed 20% of Tax-Free Fund's net assets.

  OTHER POLICIES. Ordinarily the Tax-Exempt Funds expect that 100% of their portfolio securities will be Municipal Instruments. However, the Funds may hold cash or invest in short-term taxable securities as set forth above. Such Funds may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, busi-ness or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Funds may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facili-ties, (b) Municipal Instruments whose issuers are in the same state or (c) in-dustrial development obligations. Concentration of a Fund's investments in these Municipal Instruments will subject the Fund, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding Prime Obligations Fund) which have a branch, agency or subsidiary in the United States. In addition, these Funds may ac-quire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Fund (other than the Treasury Obligations, Treasury Instru-ments, Government and Federal Funds) may acquire the right to sell the secu-rity to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Fund (other than the Treasury Instruments Fund) may only enter into re-purchase agreements with primary dealers in U.S. Government Securities. A re-purchase agreement is an agreement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the dif-ference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or sub-custodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or prin-cipal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agree-ment, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Fund will be taxable to its shareholders. In addition, each Fund, together with other registered investment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint ac-count, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until three days prior to settle-ment date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the for-ward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Al-though a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Fund's investments in securities of other investment companies will be subject to the limitations on such invest-ments prescribed by the Investment Company Act. These limits include a prohi-bition on any Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Fund's to-tal assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Fund will indi-rectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the acquiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT FUNDS. Each Fund will comply with the conditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those condi-tions relating to maturity, diversification and credit quality. These operat-ing policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. Treasury Obligations Fund's policy of limiting its in-vestments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment objectives and policies not specifically des-ignated as fundamental are non-fundamental and may be changed without share-holder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific re-stricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will care-fully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buy-ers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Funds. Goldman Sachs registered as an investment adviser in 1981. As of November 21, 1997, Goldman Sachs, together with its affiliates, acted as investment adviser or distributor for approximately $133.6 billion in assets.

  As of November 29, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $152 billion and partners' capital of $5.3 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable and Tax-Advantaged Fund may enter into principal transactions in certain taxable money market instruments, in-cluding repurchase agreements, with Goldman Sachs.

  Under the Management Agreement, GSAM continually manages each Fund, includ-ing the purchase, retention and disposition of its securities and other as-sets. In addition, GSAM administers each Fund's business affairs and performs various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Trustees and each Fund's investment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                                                    FISCAL YEAR
                                                                       ENDED
                                                        CONTRACTUAL DECEMBER 31,
                                                           RATE         1996
                                                        ----------- ------------
Financial Square Prime Obligations Fund................    .205%        .17%
Financial Square Money Market Fund.....................    .205%        .17%
Financial Square Premium Money Market Fund.............    .205%         N/A*
Financial Square Treasury Obligations Fund.............    .205%        .17%
Financial Square Treasury Instruments Fund.............    .205%         N/A*
Financial Square Government Fund.......................    .205%        .17%
Financial Square Federal Fund..........................    .205%         N/A*
Financial Square Tax Free Money Market Fund............    .205%        .17%
Financial Square Municipal Money Market Fund...........    .205%         N/A*

* As of December 31, 1996, the Premium Money Market Fund, Treasury Instruments Fund, Federal Fund and Municipal Money Market Fund had not commenced opera-tions.

  A Management Agreement combining both advisory and administrative services was adopted effective April 30, 1997. The contractual rate set forth in the table is the rate payable under the Management Agreement and is identical to the aggregate advisory and administration fees payable by each Fund under the previously separate investment advisory and administration agreements. For the fiscal year ended December 31, 1996, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated fees and the actual fees paid by the Funds reflects the fact that the Investment Adviser did not charge the full amount of the fees to which it would have been entitled.

  GSAM has agreed not to impose a portion of its management fee and/or to re-duce or otherwise limit the total operating expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses). GSAM has no current intention to but may in the future discontinue or modify any of such reductions or limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds in order to increase the assets of the Funds. In-creasing the Fund's assets may enhance investment flexibility and diversifica-tion. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Funds and other shareholders in deciding whether to redeem its shares.

                                     TAXES

  Each Fund is treated as a separate entity for federal tax purposes. The Treasury Instruments and Federal Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to continue to qualify for such treatment under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Fund must satisfy certain requirements relating to the sources of its in-come, diversification of its assets and distribution of its income to share-holders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with cer-tain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any "exempt-interest dividends" paid by the Tax-Exempt Funds, as described below. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. These tax consequences will apply to distributions of any Fund regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions of Municipal Fund that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Funds intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in shareholders' fed-eral gross income. Dividends paid by these Funds from interest on tax-exempt obligations and properly designated by the Funds as exempt-interest dividends, including dividends attributable to exempt-interest dividends received by a Fund from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax, and the extent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain indus-trial development or private activity bonds should consult their own tax ad-visers before purchasing shares of these Funds. Interest incurred to purchase or carry shares of these Funds will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Funds.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  If a Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim for-eign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption is generally available to the extent a Fund's distributions are derived from in-terest on (or, in the case of intangible property taxes, the value of its as-sets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a po-litical subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund (other than the Government, Treasury Obli-gations and Premium Money Market Funds) is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. The net asset value of Government, Treasury Obli-gations and Premium Money Market Funds is determined as of 5:00 p.m. New York time on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attribut-able to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when The Bond Market Association ("BMA") recommends that the securities markets close early, the Treasury In-struments, Federal and Premium Money Market Funds will cease, and each other Fund reserves the right to cease, accepting purchase and redemption orders for same Business Day credit at the time BMA recommends that the securities mar-kets close. On days any Fund closes early, purchase and redemption orders re-ceived after the BMA recommended closing time will be credited to the next Business Day. In addition, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Fund seeks to maintain a net asset value of $1.00 per share. In this connection, each Fund values its portfolio securities on the basis of amor-tized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For a more complete description of the amortized cost valuation method and its effect on existing and prospec-tive shareholders, see the Statement of Additional Information. There can be no assurance that a Fund will be able at all times to maintain a net asset value per share of $1.00.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield, effective yield and average annual total return. Average annual total return is determined by com-puting the average annual percentage change in value of $1,000 invested at the maximum public offering price for a specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may furnish total return calcula-tions based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. The yield of a Fund refers to the income generated by an investment in that Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Funds and the Federal and Treasury Instruments Funds may each also quote tax-equivalent yield. Each Fund's tax-equivalent yield is calcu-lated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's total return, yield, effective yield or tax-equiva-lent yield may be in any future period. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of shares in existence. Because each such class of shares is subject to different expenses, the total return and net yield of such classes of a Fund for the same period may differ. See "Organiza-tion and Shares of the Trust" below.

                     ORGANIZATION AND SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly se-ries of Goldman Sachs Money Market Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have au-thority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by share-holders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes. (Institutions that provide services to holders of FST Pre-ferred Shares, FST Administration Shares or FST Service Shares are referred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  Shares of a Fund will be voted seperately by Fund with respect to matters pertaining to that Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of each Fund are re-quired to approve the adoption of any management agreement relating to that Fund and any changes in fundamental investment restrictions or policies of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund.

  As of August 8, 1997, Harris Trust & Savings Bank, 200 W. Monroe St. Fl 12, Chicago, IL 60606, owned of record 35.04% of the outstanding shares of Trea-sury Instruments Fund and National City Bank, P.O. Box 5756, Cleveland, OH 44101-0756, owned of record 32.86% of the outstanding shares of Premium Money Market Fund.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Investment Company Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

                                ADMINISTRATION

  Each Fund has adopted an Administration Plan with respect to the FST Admin-istration Shares which authorizes it to compensate certain institutions for providing account administration services to their customers who are benefi-cial owners of such Shares (each a "Service Organization"). Each Fund will en-ter into agreements with Service Organizations which purchase FST Administra-tion Shares on behalf of their customers ("Service Agreements"). The Service Agreements will provide for compensation to the Service Organization in an amount up to .25% (on an annualized basis) of the average daily net asset value of the FST Administration Shares of that Fund attributable to or held in the name of the Service Organization for its customers. The services provided by a Service Organization may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for its customers, and processing orders to purchase, redeem and exchange FST Administration Shares for its customers.

  For the fiscal year ended December 31, 1996, the Trust, on behalf of the Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, Govern-ment Fund and Tax-Free Fund paid Service Organizations fees at the annual rate of .25% of each Fund's average daily net assets attributable to FST Adminis-tration Shares. As of December 31, 1996, the Premium Money Market Fund, Trea-sury Instruments Fund, Federal Fund and Municipal Money Market Fund had not commenced operations.

  Holders of FST Administration Shares of a Fund will bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations may charge other fees to their customers who are the beneficial owners of FST Administration Shares in connection with their cus-tomer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Fund.

  Normally, purchase, exchange and redemption orders will not be effective un-til received by Goldman Sachs. The Trust may, however, authorize certain Serv-ice Organizations and/or transfer agents that provide recordkeeping, reporting and processing services to their customers to accept on the Trust's behalf or-ders placed by or on behalf of such customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order in proper form by or on behalf of a customer when the order is accepted by the authorized Service Organiza-tion or intermediary on a Business Day, and the order will be priced at a Fund's net asset value per share next determined after such acceptance. The Service Organization or intermediary will be responsible for transmitting ac-cepted orders to the Trust within the period agreed upon by them. A customer should contact its Service Organization to learn whether it is authorized to accept orders for the Trust. The Service Organizations may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to each of the Funds' respective share classes. These payments may be in addi-tion to other servicing and/or sub-transfer agency payments borne by the Funds and their share classes.

  The Investment Adviser, Distributor, and/or their affiliates may also pay other compensation, from time to time, out of their assets and not as an addi-tional charge to the Funds, to selected Service Organizations and other per-sons in connection with the sale and/or servicing of Shares of the Funds and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time clients' assets have remained in the Trust), and subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their clients have invested (or may invest) in particular portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses.

  All inquiries of beneficial owners of FST Administration Shares of the Funds should be directed to such owners' Service Organization.

                              PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Administration Shares will be Service Organizations or their nominees, which may purchase FST Administra-tion Shares of the Funds through Goldman Sachs. Customers of Service Organiza-tions may invest in such shares only through their Service Organizations.

  As set forth below, FST Administration Shares of the Funds may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase amount in federal funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as the sub-custodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Administration Shares may also be made by a Service Organi-zation by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of receipt and that checks will be converted to federal funds within two Business Days after receipt. FST Administration Shares purchased by check may not be redeemed until the check has cleared, as described under "Redemp-tion of Shares."

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the pur-chase amount in federal funds. It is expected that ACH transfers will ordinar-ily be converted to federal funds on the Business Day following receipt of the ACH transfer.

  FST Administration Shares of each Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Adminis-tration Shares purchased as follows:

-------------------------------------------------------------------------------

   IF ORDER IS RECEIVED FROM A SERVICE
   ORGANIZATION BY GOLDMAN SACHS              DIVIDENDS BEGIN
   -----------------------------------        ---------------
       (1) Taxable and Tax-Advantaged Funds
         (except Government, Treasury
         Obligations and Premium
         Money Market Funds)
   By: 3:00 p.m.--N.Y. time                   Same Business Day
---------------------------------------------------------------

   IF ORDER IS RECEIVED FROM A SERVICE
   ORGANIZATION BY GOLDMAN SACHS                     DIVIDENDS BEGIN
   -----------------------------------               ---------------
   After: 3:00 p.m.--N.Y. time                       Next Business Day
----------------------------------------------------------------------
          (2) Government, Treasury Obligations and
            Premium Money Market Funds
   By:    5:00 p.m.--N.Y. time                       Same Business Day
----------------------------------------------------------------------
   After: 5:00 p.m.--N.Y. time                       Next Business Day
----------------------------------------------------------------------
          (3) Municipal Fund
   By:    1:00 p.m.--N.Y. time                       Same Business Day
----------------------------------------------------------------------
   After: 1:00 p.m.--N.Y. time                       Next Business Day
----------------------------------------------------------------------
          (4) Tax-Free Money Market Fund
   By:    2:00 p.m.--N.Y. time                       Same Business Day
----------------------------------------------------------------------
   After: 2:00 p.m.--N.Y. time                       Next Business Day
----------------------------------------------------------------------

   The Service Organizations are responsible for timely transmittal of pur-chase orders to Goldman Sachs and federal funds to Northern. In order to fa-cilitate timely transmittal, the Service Organizations have established times by which purchase orders and federal funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Administration Shares of a Fund are purchased at the net asset value per share without the imposition of a sales charge. Goldman Sachs, as each Fund's transfer agent, will maintain a complete record of transactions and FST Admin-istration Shares held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The minimum initial investment requirement is $10 million, which may be al-located among the Funds. The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. A Service Organization may impose a minimum amount for initial and subsequent investments in FST Administration Shares of the Funds, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges. A Service Organization may purchase FST Administration Shares in connection with sweep account pro-grams.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Administration Shares should be accompanied by information identifying the account and the Fund in which FST Administration Shares are to be purchased.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semi-annual report to record holders of FST Administration Shares of each Fund, including Service Organizations who hold such Shares for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Funds are also reflected in regular statements issued by Goldman Sachs to shareholders of record. Service Organizations will be responsible for providing similar services to their own customers who are the beneficial own-ers of such Shares.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (as of 4:00 p.m. New York time for each Fund other than the Gov-ernment, Treasury Obligations and Premium Money Market Funds and as of 5:00 p.m. New York time for the Government, Treasury Obligations and Premium Money Market Funds) as a dividend and distributed to Service Organizations monthly. Distributions will be made in additional FST Administration Shares of the same Fund or, at the election of a Service Organization, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be rein-vested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in ac-cordance with the requirements of the Code and may be reflected in the Fund's daily distributions. Each Fund may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distri-butions, a portion of any net capital gains realized on the disposition of se-curities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not ex-pected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The income declared as a dividend for the Treasury Obligations, Government and Premium Money Market Funds is based on estimates of net investment income for each Fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

  A Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Administration Shares of each Fund may be exchanged by Service Organiza-tions for shares of the corresponding class of any Fund or Portfolio of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form, by calling Goldman Sachs at 800-621-2550. All telephone ex-changes must be registered in the same name(s) and with the same address as are registered in the Fund from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Administration Shares of a Fund through their respective Service Organizations. The Service Organizations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption re-quests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization may redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request re-demptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implement-ed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by tele-phone. A redemption may also be made with respect to certain Funds by means of the check redemption privilege described in the Statement of Additional Infor-mation. Goldman Sachs reserves the right to redeem accounts with balances be-low $500.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the Service Organization. The payment of redemption proceeds for FST Administration Shares recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Administration Shares.

-------------------------------------------------------------------------------

   REDEMPTION REQUEST
      RECEIVED FROM                REDEMPTION
  SERVICE ORGANIZATION              PROCEEDS
    BY GOLDMAN SACHS               ORDINARILY                    DIVIDENDS
  --------------------             ----------                    ---------
 (1) Taxable and Tax-Advantaged Funds (except Government,
  Treasury Obligations and Premium Money Market Funds)
 By:3:00 p.m.--N.Y. time    Wired Same Business Day         Not earned on Day
                                                            request is received
-------------------------------------------------------------------------------

     REDEMPTION REQUEST
        RECEIVED FROM                REDEMPTION
    SERVICE ORGANIZATION              PROCEEDS
      BY GOLDMAN SACHS               ORDINARILY                DIVIDENDS
    --------------------             ----------                ---------
 After:3:00 p.m.--N.Y. time   Wired Next Business Day     Earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 (2) Government, Treasury Obligations and
  Premium Money Market Funds
 By:5:00 p.m.--N.Y. time      Wired Same Business Day     Not earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 After:5:00 p.m.--N.Y. time   Wired Next Business Day     Earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 (3) Municipal Fund
 By:12:00 noon--N.Y. time     Wired Same Business Day     Not earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 After:12:00 noon--N.Y. time  Wired Next Business Day     Earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 (4) Tax-Free Money Market Fund
 By:1:00 p.m.--N.Y. time      Wired Same Business Day     Not earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 After:1:00 p.m.--N.Y. time   Wired Next Business Day     Earned on Day
                                                          request is received
-----------------------------------------------------------------------------

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the Service Organization's bank account desig-nated in the Account Information Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after re-ceipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been ini-tiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any fur-ther responsibility for the performance of intermediaries or the FST Adminis-tration Shareholder's Service Organization in the transfer process. If a prob-lem with such performance arises, the FST Administration Shareholder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $10 million is required to remain a FST Administration Shareholder. The Trust and Goldman Sachs each reserves the right to waive the minimum account balance. The Trust also reserves the right to redeem shares of a shareholder account if the balance is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such Shareholders whose FST Administration Shares are to be redeemed to allow them to purchase sufficient additional FST Administration Shares to avoid such redemption.

                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securi-ties and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a com-pleted Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to non-resident alien withhold-ing of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

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-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
FST ADMINISTRATION SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................   2
Financial Highlights.......................................................   4
An Introduction to the Funds...............................................  12
Investment Policies Matrix.................................................  14
Description of Securities and Investment Techniques........................  16
Investment Limitations.....................................................  21
Management.................................................................  22
Taxes......................................................................  24
Net Asset Value............................................................  25
Yield Information..........................................................  25
Organization and Shares of the Trust.......................................  26
Administration.............................................................  27
Purchase of Shares.........................................................  28
Reports to Shareholders....................................................  30
Distributions..............................................................  30
Exchanges..................................................................  30
Redemption of Shares.......................................................  31
Appendix................................................................... A-1



FSPROADMM
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                       GOLDMAN SACHS MONEY MARKET FUNDS

                            FINANCIAL SQUARE FUNDS

                           FST ADMINISTRATION SHARES

                                  -----------

                                  PROSPECTUS

                                  -----------


                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


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